As filed with the Securities and Exchange Commission On November 29, 2012

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 89	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 90	☒

STERLING CAPITAL FUNDS

(Exact Name of Registrant as Specified in Charter)

434 Fayetteville Street, Fifth Floor, Raleigh, NC 27601

(Address of principal executive offices)

Registrant’s telephone number, including Area Code:

(800) 228-1872

E.G. Purcell, III, President

Sterling Capital Funds

434 Fayetteville Street, Fifth Floor

Raleigh, NC 27601

(Name and address of agent for service)

Copies of communications to:

Thomas R. Hiller, Esquire

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02119

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☒	on February 1, 2013 pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for post-effective amendment No. filed on [date].

[Sterling Capital Funds Logo]

PROSPECTUS

FEBRUARY 1, 2013

CLASS A SHARES

CLASS B SHARES

CLASS C SHARES

STOCK FUNDS		B Shares Not for Sale

STERLING CAPITAL SELECT EQUITY FUND	A SHARES: BBTGX	B SHARES: BGISX	C SHARES: BCVCX
STERLING CAPITAL MID VALUE FUND	A SHARES: OVEAX	B SHARES: OVEBX	C SHARES: OVECX
STERLING CAPITAL SMALL VALUE FUND	A SHARES: SPSAX	B SHARES: SPSBX	C SHARES: SPSDX
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND	A SHARES: BOPAX	B SHARES: BOPBX	C SHARES: BOPCX
STERLING CAPITAL EQUITY INCOME FUND	A SHARES: BAEIX	B SHARES: BEIBX	C SHARES: BCEGX

BOND FUNDS TAXABLE BOND FUNDS STERLING CAPITAL ULTRA SHORT BOND FUND	A SHARES: BUSRX
STERLING CAPITAL SHORT-TERM BOND FUND	A SHARES: BSGAX		C SHARES: BBSCX
STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND	A SHARES: BGVAX	B SHARES: BUSGX	C SHARES: BIUCX

STERLING CAPITAL TOTAL RETURN BOND FUND	A SHARES: BICAX	B SHARES: BICBX	C SHARES: BICCX
STERLING CAPITAL CORPORATE FUND	A SHARES: [ ]		C SHARES: [ ]
STERLING CAPITAL SECURITIZED OPPORTUNITIES FUND	A SHARES: [ ]		C SHARES: [ ]
TAX-FREE BOND FUNDS STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND	A SHARES: BKTAX		C SHARES: BKCAX
STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND	A SHARES: BMAAX		C SHARES: BMDCX
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BNCAX		C SHARES: BBNCX
STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BASCX		C SHARES: BSCCX
STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BVAAX		C SHARES: BVACX
STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BWVAX		C SHARES: BWVCX

FUNDS OF FUNDS

STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND	A SHARES: BCGAX	B SHARES: BCGBX	C SHARES: BCCCX

STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND	A SHARES: BAMGX	B SHARES: BBMGX	C SHARES: BCMCX

STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND	A SHARES: BCMAX	B SHARES: BCMBX	C SHARES: BCGCX

STERLING CAPITAL STRATEGIC ALLOCATION EQUITY FUND	A SHARES: BCAAX	B SHARES: BCABX	C SHARES: BCACX

Questions?

Call 1-800-228-1872

or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

(LOGO) Fund Summaries

Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealer.
Stock Funds
	4	Select Equity Fund
	7	Mid Value Fund
	10	Small Value Fund
	13	Special Opportunities Fund
	16	Equity Income Fund
Bond Funds
	19	Ultra Short Bond Fund
	22	Short-Term Bond Fund
	25	Intermediate U.S. Government Fund
	28	Total Return Bond Fund
	31	Corporate Fund
	34	Securitized Opportunities Fund
	37	Kentucky Intermediate Tax-Free Fund
	40	Maryland Intermediate Tax-Free Fund
	43	North Carolina Intermediate Tax-Free Fund
	46	South Carolina Intermediate Tax-Free Fund
	49	Virginia Intermediate Tax-Free Fund
	52	West Virginia Intermediate Tax-Free Fund
Funds of Funds
	55	Strategic Allocation Conservative Fund
	58	Strategic Allocation Balanced Fund
	61	Strategic Allocation Growth Fund
	64	Strategic Allocation Equity Fu nd

(LOGO) Additional Investment Strategies and Risks
	67	Stock Funds
	67	Select Equity Fund
	67	Mid Value Fund
	67	Small Value Fund
Review this section for additional information on investment strategies and their risks.	67	Special Opportunities Fund
	67	Equity Income Fund
	67	Bond Funds
	67	Ultra Short Bond Fund
	67	Short-Term Bond Fund
	67	Intermediate U.S. Government Fund
	67	Total Return Bond Fund
	67	Corporate Fund
	67	Securitized Opportunities Fund
	67	Kentucky Intermediate Tax-Free Fund
	67	Maryland Intermediate Tax-Free Fund
	67	North Carolina Intermediate Tax-Free Fund
	67	South Carolina Intermediate Tax-Free Fund
	67	Virginia Intermediate Tax-Free Fund
	68	West Virginia Intermediate Tax-Free Fund
	68	Funds of Funds
	68	Strategic Allocation Conservative Fund
	68	Strategic Allocation Balanced Fund
	68	Strategic Allocation Growth Fund
	68	Strategic Allocation Equity Fund
	70	Investment Practices
	76	Investment Risks

(LOGO) Fund Management
	81	The Investment Adviser
	82	Portfolio Managers
	84	The Administrator and Underwriter
(LOGO) Shareholder Information
	85	Choosing a Share Class
	87	Pricing of Fund Shares
	87	Purchasing and Adding to Your Shares
Review this section for details on the people and organizations who oversee the Funds.	90	Selling Your Shares
	92	General Policies on Selling Shares
Distribution Arrangements/Sales Charges
	97	Distribution and Shareholder Service (12b-1) Fees
	98	Exchanging Your Shares
	99	Cost Basis Reporting
Review this section for details on how shares are valued, how to purchase, sell and exchange shares, related charges and payments of dividends and distributions.	100	Market Timing Policies
	100	Dividends, Distributions and Taxes
	102	Additional Information About the Funds
(LOGO) Other Information About the Funds
	104	Financial Highlights

Sterling Capital Select Equity Fund

Class A Shares BBTGX	Class B Shares BGISX	Class C Shares BCVCX
(Not Offered for Sale)

Investment Objective

The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%
Fee Waiver or Expense Reimbursement[2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
2	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January [    ], 2013, the smallest company in the S&P 500® Index had a market capitalization of $[        ] billion and the largest company had a market capitalization of $[        ] billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

23.76%	12.24%	7.47%	21.16%	-6.25%
03	04	05	06	07
-37.28%	19.03%	11.47%	-4.08%	[ ]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
(10/9/92)
Class A Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
(1/1/96)
Class B Shares	[ ]%	[ ]%	[ ]%	[ ]%
(2/1/01)
Class C Shares	[ ]%	[ ]%	[ ]%	[ ]%
(9/30/92)
S&P 500® Index
(reflects no deductions for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Mid Value Fund

Class A Shares OVEAX	Class B Shares OVEBX	Class C Shares OVECX
(Not Offered for Sale)

Investment Objective

The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
Acquired Fund Fees and Expenses[2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	[	]%	[	]%	[	]%	[	]%
Class B Shares	[	]%	[	]%	[	]%	[	]%
Class C Shares	[	]%	[	]%	[	]%	[	]%

You would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	[	]%	[	]%	[	]%	[	]%
Class B Shares	[	]%	[	]%	[	]%	[	]%
Class C Shares	[	]%	[	]%	[	]%	[	]%

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

29.65%	19.38%	11.15%	19.48%	-2.51%
03	04	05	06	07
-32.90%	37.42%	20.05%	-3.75%	[ ]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
(8/1/96)
Class A Shares
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
(7/25/01)
Class B Shares	[ ]%	[ ]%	[ ]%	[ ]%
(7/25/01)
Class C Shares	[ ]%	[ ]%	[ ]%	[ ]%
Russell Midcap Value Index				(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Timothy P. Beyer, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since July 2005

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Small Value Fund

Class A Shares SPSAX	Class B Shares SPSBX	Class C Shares SPSDX
(Not Offered for Sale)

Investment Objective

The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [            ] of the Fund’s prospectus and in “Sales Charges” on page [            ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
[Acquired Fund Fees and Expenses][2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses. ]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”), investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/311

[BAR CHART]

41.75%	21.72%	2.00%	20.45%	-12.51%
03	04	05	06	07
-32.63%	54.51%	26.10%	-9.23%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 20121

	1 Year	5 Years	10 Years	Since Inception
Class A Shares				(1/2/97)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
Class B Shares				(1/2/97)
	[ ]%	[ ]%	[ ]%	[ ]%
Class C Shares				(1/2/97)
	[ ]%	[ ]%	[ ]%	[ ]%
Russell 2000® Value Index				(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

1	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Eduardo Brea

Managing Director of Sterling Capital and Equity Portfolio Manager

Since 1995

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Special Opportunities Fund

Class A Shares BOPAX	Class B Shares BOPBX	Class C Shares BOPCX
(Not Offered for Sale)

Investment Objective

The Fund seeks long-term capital appreciation.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [            ] of the Fund’s prospectus and in “Sales Charges” on page [            ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
[Acquired Fund Fees and Expenses2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class B Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Class C Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

27.38%	3.85%	21.41%	13.89%
04	05	06	07
-32.33%	38.22%	13.30%	-4.02%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		Since Inception
Class A Shares					(6/2/03)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%
Class B Shares	[ ]	%	[ ]	%	(6/2/03 [ ]	)
Class C Shares	[ ]	%	[ ]	%	(6/2/03 [ ]	) %
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	(5/31/03 [ ]	) %
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	([ / ] [ ]	) %

[Explanation for benchmark addition to be provided]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

George F. Shipp, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since June 2003

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Equity Income Fund

Class A Shares BAEIX	Class B Shares BEIBX	Class C Shares BCEGX
(Not Offered for Sale)

Investment Objective

The Fund seeks capital growth and current income.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [            ] of the Fund’s prospectus and in “Sales Charges” on page [            ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
[Acquired Fund Fees and Expenses2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 30% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses – income-producing equities – will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years

ended 12/31

[BAR CHART]

10.69%	21.83%	9.58%	-25.87%
05	06	07	08
22.92%	16.01%	7.95%	[	]%
09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx	]
Worst quarter:	[ ]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		Since Inception
Class A Shares					(6/30/04)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Class B Shares					(6/30/04)
	[	]%	[	]%	[	]%
Class C Shares					(6/30/04)
	[	]%	[	]%	[	]%
S&P 500® Index					(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%
Russell 1000® Value Index					([ / / ])
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[ ]%

[Explanation for benchmark addition to be provided]

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

George F. Shipp, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since June 2004

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Ultra Short Bond Fund

Class A Shares BUSRX

Investment Objective

The Fund seeks to provide current income and competitive total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [            ] of the Fund’s prospectus and in “Sales Charges” on page [            ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

Class A Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	0.50%
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses[1]	[	]%
Total Annual Fund Operating Expenses	[	]%

1	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years
Class A Shares	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years
Class A Shares	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A portfolio turnover rate for the Fund is not presented because the Fund has not yet begun investment operations prior to the date of this prospectus.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; and (vii) variable and floating rate instruments. Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since November 2012

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since November 2012

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Short-Term Bond Fund

Class A Shares BSGAX	Class C Shares BBSCX

Investment Objective

The Fund seeks to provide current income and competitive total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	[0.30	]%	[0.30	]%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%
Fee Waiver or Expense Reimbursement[1]	0.05%		0.05%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	[	]%	[	]%

[1	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to [0.25]% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. The Fund’s dollar-weighted average maturity is expected to be more than 1 year but less than 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

0.91%	0.83%	1.17%	3.70%	5.62%
03	04	05	06	07
4.81%	2.29%	1.81%	1.58%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Class A Shares [1]							(11/30/92)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index							(11/30/92)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

1	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since February 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Intermediate U.S. Government Fund

Class A Shares BGVAX	Class B Shares BUSGX	Class C Shares BIUCX
(Not Offered for Sale)

Investment Objective

The Fund seeks current income consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [        ] of the Fund’s prospectus and in “Sales Charges” on page [        ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.43%		0.43%		0.43%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” – or repay – higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

2.01%	2.10%	1.64%	3.96%	6.75%
03	04	05	06	07
7.97%	2.94%	3.38%	5.99%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
(10/9/92)
Class A Shares
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
(1/1/96)
Class B Shares	[	]%	[	]%	[	]%	[	]%
(2/1/01)
Class C Shares	[	]%	[	]%	[	]%	[	]%
(9/30/92)
Barclays Capital Intermediate Government Index
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Brad D. Eppard, CFA

Director of Sterling Capital and Portfolio Manager

Since July 2003

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Total Return Bond Fund

Class A Shares BICAX	Class B Shares BICBX	Class C Shares BICCX
(Not Offered for Sale)

Investment Objective

The Fund seeks a high level of current income and a competitive total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [        ] of the Fund’s prospectus and in “Sales Charges” on page [        ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.37%		0.37%		0.37%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%
Fee Waiver or Expense Reimbursement[2]	[	]%[		]%	[	]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[2]	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
2	[The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to [0.34]% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

6.76%	3.85%	1.54%	3.96%	6.08%
03	04	05	06	07
2.28%	11.43%	7.72%	6.47%	[ ]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
(12/2/99)
Class A Shares
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
(12/2/99)
Class B Shares	[	]%	[	]%	[	]%	[	]%
(2/1/01)
Class C Shares	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Index							(11/30/99)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since January 2008

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Corporate Fund

Class A Shares [ ]	Class C Shares [ ]

Investment Objective

The Fund seeks to maximize total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	[None]
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	[None]	[1.00%]
Redemption Fee	[None]	[None]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.35%		0.35%
Distribution and Service (12b-1) Fees	[0.25	]%	[1.00	]%
Other Expenses	[	]%	[	]%
[Acquired Fund Fees and Expenses1]	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

[1

To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	[	]%	[	]%	[	]%	[	]%
Class C Shares	[	]%	[	]%	[	]%	[	]%

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; and (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be issued by U.S. companies and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 4.5 and 8.5 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class A Shares Annual Total Return for year ended 12/311

[BAR CHART]

[ ]%
12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 20121

	1 Year	Since Inception
Class A Shares		(2/1/13)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class C Shares	[ ]%	[ ]%
Barclays Capital U.S.		(xx/xx/xx)
Corporate Index	[ ]%	[ ]%
(reflects no deductions for fees, expenses, or taxes)

[1	Performance for Class A and Class C for the periods prior to inception on February 1, 2013 is based on the performance of]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio

Manager

Since June 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since June 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Securitized Opportunities Fund

Class A Shares [ ]	Class C Shares [ ]

Investment Objective

The Fund seeks to maximize total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.35%		0.35%
Distribution and Service (12b-1) Fees	[0.25	]%	[1.00	]%
Other Expenses	[	]%	[	]%
[Acquired Fund Fees and Expenses1]	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

[1

To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Class A Shares	[	]%	[	]%	[	]%	[	]%

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest primarily in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality), and may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds.

As part of its investment strategy, the Fund may engage in dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Barclays Capital U.S. Mortgage Backed Securities Index.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class A Shares Annual Total Return for year ended 12/31

[BAR CHART]

[ ]%
12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 20121

	1 Year	Since Inception
Class A Shares		(2/1/13)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Class C Shares
Barclays Capital U.S. Mortgage Backed Securities Index (reflects no deductions for fees, expenses, or taxes)		(xx/xx/xx)
	[ ]%	[ ]%

1	[Performance for Class A and Class C for the periods prior to inception on February 1, 2013 is based on the performance of [ ].

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since June 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since June 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Class A Shares BKTAX	Class C Shares BKCAX

Investment Objective

The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [            ] of the Fund’s prospectus and in “Sales Charges” on page [            ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
[Acquired Fund Fees and Expenses1 ]	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

2.29%	1.03%	4.09%	3.44%
04	05	06	07
2.34%	9.31%	2.76%	8.44%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	Since Inception
Class A Shares [1]			(2/24/03)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)			(3/1/03)
	[ ]%	[ ]%	[ ]%

1	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Maryland Intermediate Tax-Free Fund

Class A Shares BMAAX	Class C Shares BMDCX

Investment Objective

The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [            ] of the Fund’s prospectus and in “Sales Charges” on page [            ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the

Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

2.14%	1.38%	4.09%	4.42%
04	05	06	07
2.50%	10.59%	2.30%	7.88%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	Since Inception
Class A Shares[1]			(2/24/03)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)			(3/1/03)
	[ ]%	[ ]%	[ ]%

1	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Class A Shares BNCAX	Class C Shares BBNCX

Investment Objective

The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [            ] of the Fund’s prospectus and in “Sales Charges” on page [            ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
[Acquired Fund Fees and Expenses1]	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates.

Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

3.15%	2.13%	1.42%	4.00%	3.96%
03	04	05	06	07
2.17%	8.92%	2.65%	8.40%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Class A Shares [1]			[__	]%	[__	]%	(10/16/92)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	([ / / ])

1	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Class A Shares BASCX	Class C Shares BSCCX

Investment Objective

The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
[Acquired Fund Fees and Expenses1]	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and

46

continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years

ended 12/31

[BAR CHART]

3.55%	2.53%	1.24%	3.49%	3.55%
03	04	05	06	07
2.21%	9.22%	3.09%	8.28%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Class A Shares [1]				(10/20/97)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index				(11/1/97)
(reflects no deductions for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

1	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

47

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

48

Sterling Capital Virginia Intermediate Tax-Free Fund

Class A Shares BVAAX	Class C Shares BVACX

Investment Objective

The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
[ Acquired Fund Fees and Expenses1]	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

49

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years

ended 12/31

[BAR CHART]

3.47%	2.02%	1.29%	3.52%	4.18%
03	04	05	06	07
4.39%	7.52%	2.25%	7.83%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Class A Shares [1]				(5/17/99)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)				(6/1/99)
	[ ]%	[ ]%	[ ]%	[ ]%

1	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts

.

50

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

51

Sterling Capital West Virginia Intermediate Tax-Free Fund

Class A Shares BWVAX	Class C Shares BWVCX

Investment Objective

The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	2.00%	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	1.00%
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class C Shares
Management Fees	0.45%		0.45%
Distribution and Service (12b-1) Fees	0.25%		1.00%
Other Expenses	[	]%	[	]%
[Acquired Fund Fees and Expenses1]	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics. The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other

52

government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if these charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years

ended 12/31

[BAR CHART]

3.77%	2.30%	2.07%	4.16%	3.24%
03	04	05	06	07
0.23%	9.08%	2.60%	8.29%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Class A Shares[1]							([ / / ])
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%

1	Class C Shares commenced operations on February 1, 2012. Because Class C Shares do not have a full calendar year of performance, the performance shown is that of the Class A Shares of the Fund. Class C Shares and Class A Shares would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

53

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or Class C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

54

Sterling Capital Strategic Allocation Conservative Fund

Class A Shares BCGAX	Class B Shares BCGBX (Not Offered for Sale)	Class C Shares BCCCX

Investment Objective

The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
[Acquired Fund Fees and Expenses2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years			5 Years			10 Years
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]
Class C Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [        ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds.

55

The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S.

securities. Foreign

securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

12.48%	6.25%	3.66%	8.72%	4.13%
03	04	05	06	07
-16.78%	17.66%	11.28%	0.23%	[	]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
(1/29/98)
Class A Shares
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%

56

Class B Shares	[	]%	[	]%	[	]%	(1/29/99 [	) ]%
Class C Shares	[	]%	[	]%	[	]%	(2/1/01 [	) ]%
Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[	]%	[	]%	[	]%	(9/30/97 [	) ]%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	(9/30/97 [	) ]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

57

Sterling Capital Strategic Allocation Balanced Fund

Class A Shares BAMGX	Class B Shares BBMGX	Class C Shares BCMCX
(Not Offered for Sale)

Investment Objective

The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class B Shares	Class C Shares
Management Fees	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	[ ]%	[ ]%	[ ]%
[Acquired Fund Fees and Expenses2]	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by

58

the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

17.85%	8.54%	4.67%	11.54%	2.84%
03	04	05	06	07
-25.71%	21.45%	13.68%	-3.54%	[	]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Class A Shares							(1/29/98)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Class B Shares	[	]%	[	]%	[	]%	(1/29/99 [	) ]%
Class C Shares	[	]%	[	]%	[	]%	(2/1/01 [	) ]%
Russell Global Index (Net)							(9/30/97)
(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Index							(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

59

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C Shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

60

Sterling Capital Strategic Allocation Growth Fund

Class A Shares BCMAX	Class B Shares BCMBX	Class C Shares BCGCX
(Not Offered for Sale)

Investment Objective

The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
[Acquired Fund Fees and Expenses2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest a greater percentage of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank,

61

is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

21.51%	10.04%	5.45%	13.23%	2.17%
03	04	05	06	07
-31.76%	23.10%	14.76%	-5.78%	[ ]	%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
(1/29/98)
Class A Shares
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Class B Shares	[	]%	[	]%	[	]%	(1/29/99 [	) ]%
Class C Shares	[	]%	[	]%	[	]%	(2/1/01 [	) ]%
Russell Global Index (Net)							(9/30/97)
(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)[1]	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Index							(9/30/97)
(reflects no deductions for fees, expenses, or taxes)[1]	[	]%	[	]%	[	]%	[	]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant

62

to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

63

Sterling Capital Strategic Allocation Equity Fund

Class A Shares BCAAX	Class B Shares BCABX	Class C Shares BCACX
(Not Offered for Sale)

Investment Objective

The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page [    ] of the Fund’s prospectus and in “Sales Charges” on page [    ] of the Fund’s statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None	5.00%[1]	1.00%
Redemption Fee	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares		Class B Shares		Class C Shares
Management Fees	0.25%		0.25%		0.25%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%
Other Expenses	[	]%	[	]%	[	]%
[ Acquired Fund Fees and Expenses2]	[	]%	[	]%	[	]%
Total Annual Fund Operating Expenses	[	]%	[	]%	[	]%

1	A contingent deferred sales charge (“CDSC”) on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.
[2	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class B Shares	$[ ]	$[ ]	$[ ]	$[ ]
Class C Shares	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective. The Fund may invest in Underlying Funds which invest in securities of issuers of any capitalization range.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

64

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Shares Annual Total Returns for years ended 12/31

[BAR CHART]

24.18%	11.43%	6.82%	15.25%	1.22%
03	04	05	06	07
-39.14%	24.42%	14.75%	-7.38%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
(3/19/01)
Class A Shares
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%

65

Class B Shares	[	]%	[	]%	[	]%	(3/19/01 [	) ]%
Class C Shares	[	]%	[	]%	[	]%	(3/19/01 [	) ]%
Russell Global Index (Net)							(3/31/01)
(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares will vary.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0
Automatic Investment Plan	$25	$25

You may buy or sell Class A or C shares on any business day by contacting your financial representative or contacting the Fund (i) by mail at Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762; or (ii) by telephone at 1-800-228-1872. In addition, Class A and Class C Shares are available for purchase at www.sterlingcapitalfunds.com. Class B Shares are not offered for new purchases.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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(LOGO)         Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are described under its respective “Investment Objective” and “Strategy, Risks and Performance” section earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of each Fund and provides additional information regarding non-principal strategies in which a Fund may engage.

Stock Funds

Select Equity Fund, Mid Value Fund, Small Value Fund, Special Opportunities Fund and Equity Income Fund (“Stock Funds”)

All Stock Funds: Foreign Securities — Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of foreign securities traded on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 30% of the value of its total assets for the Equity Income Fund or 50% of the value of its total assets for the Special Opportunities Fund).

Bond Funds

Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund Total Return Bond Fund, Corporate Fund, and Securitized Opportunities Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds”)

All Bond Funds (except Ultra Short Bond Fund): Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

Ultra Short Bond Fund: Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund’s weighted average portfolio maturity, the weighted average life to maturity of these securities will be used. The weighted average life to maturity of these securities reflects the average time it takes for a dollar of principal of the security to be repaid.

Ultra Short Bond Fund – The Fund may invest in the shares of other investment companies.

Short-Term Bond Fund —The Fund may invest in shares of other investment companies.

Intermediate U.S. Government Fund —The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

Total Return Bond Fund —The Fund may also invest in short-term obligations, and the shares of other investment companies.

Kentucky Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

67

West Virginia Intermediate Tax-Free Fund — For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

Corporate Fund — The Fund may invest in (i) mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations and (ii) asset-backed securities.

Corporate Fund and Securitized Opportunities Fund — The Funds may invest in short-term obligations and the shares of other investment companies.

All Tax-Free Bond Funds — Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures. If deemed appropriate under the circumstances, each Tax-Free Bond Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Funds of Funds

Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund and Strategic Allocation Equity Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Stock Funds and Bond Funds

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

All Stock Funds, Bond Funds and Funds of Funds

Active Trading — Each Stock Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund’s realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the proportion of the Fund’s realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Temporary Defensive Measures — A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

All Funds

Fundamental Policies — Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Name Policies

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To comply with SEC rules regarding the use of descriptive words in a fund’s name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund’s policy is described in its summary description under the heading “Principal Strategy.” A Fund will not change its name policy without providing its shareholders at least 60 days’ prior written notice.

69

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the SAI for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset- Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/ When- Issueds	Derivatives	Emerging Markets	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High - Yield /High- Risk Debt Securities	Illiquid Securities	Investment Company Securities	Investment Grade Bonds
Stock Funds
Select Equity Fund	X	X	X	X	X	X		X	X	X	X	X
Mid Value Fund		X	X		X					X	X
Small Value Fund		X	X	X	X					X	X
Special Opportunities Fund	X	X	X	X	X			X	X	X	X	X
Equity Income Fund	X	X	X	X	X			X	X	X	X	X
Bond Funds
Ultra Short Bond Fund	X	X	X	X	X	X	X	X	X	X	X	X
Short-Term Bond Fund	X	X	X	X	X	X	X	X	X	X	X	X
Intermediate U.S. Government Fund	X			X	X			X		X	X	X
Total Return Bond Fund	X	X	X	X	X	X	X	X	X	X	X	X
Kentucky Intermediate Tax-Free Fund	X			X	X					X	X	X
Maryland Intermediate Tax-Free Fund	X			X	X					X	X	X
North Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X
South Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X
Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X
West Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X
Corporate Fund	X	X	X	X	X	X	X	X	X	X	X	X
Securitized Opportunities Fund	X	X	X	X	X			X	X	X	X	X
Funds of Funds
Strategic Allocation Conservative Fund				X							X
Strategic Allocation Moderate Fund				X							X
Strategic Allocation Growth Fund				X							X
Strategic Allocation Equity Fund				X							X

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Money Market Instruments	Mortgage- Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non. U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Investment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Trust Preferred Securities	U.S. Government Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instruments	Warrants	Zero- Coupon Debt Obligations
X	X	X	X	X	X	X	X	X	X	X	X	X		X	X
X				X	X	X			X	X	X	X		X
X				X	X	X				X	X	X		X
X	X	X	X	X	X	X	X	X	X	X	X	X		X	X
X	X	X	X	X	X	X	X	X	X	X	X	X		X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X				X	X		X	X	X	X		X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X							X			X		X
X							X			X		X
X							X			X		X
X							X			X		X

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Additional Information about the Funds’ Investments

Principal Investments

The following information supplements information regarding instruments in which a Fund may invest on a principal basis, as described in the applicable Fund’s Principal Strategy.

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock: Shares of ownership of a company.

Convertible Securities: Bonds or preferred stock that convert to common stock.

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, some mortgage-backed securities and custody receipts.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options: A security that combines features of options with securities trading using composite stock indices.

Structured Products: Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps: An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates.

Emerging Markets: Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”): EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Eurodollar Certificates of Deposit (“ECDs”): ECDs are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S.

Eurodollar Time Deposits (“ETDs”): ETDs are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

Global Depositary Receipts (“GDRs”): GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

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American Depositary Receipts (“ADRs”): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations: U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds: Issued by Canadian provinces.

Sovereign Bonds: Issued by the government of a foreign country.

Supranational Bonds: Issued by supranational entities, such as the World Bank and European Investment Bank.

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities: Shares of investment companies. The Stock and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser or underwriter. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the Sterling Capital Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the Sterling Capital Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”): ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. BlackRock’s iShares are also ETFs and are index funds that trade like shares. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs, including but not limited to iShares, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Money Market Instruments: Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligations. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of

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purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit: Negotiable instruments with a stated maturity.

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Variable Amount Master Demand Notes: Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments: Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

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Stripped Obligations: U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The Funds may, but will not necessarily, invest in any of the instruments listed below as a non-principal strategy, to the extent indicated on the Investment Practices table on pages [73-74] with respect to such Fund.

Delayed Delivery Transactions/Forward Commitments/When-Issueds: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Guaranteed Investment Contracts: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Real Estate Investment Trusts (“REITS”): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities: Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

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Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following are principal risks for one or more Sterling Capital Fund.

Counterparty Risk. The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause a Fund to lose the benefit of a transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Credit Enhancement Risk. The securities in which a Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund.

Derivatives Risk. The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Emerging Markets Risk. The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Estimated Maturity Risk. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

ETF Risk. The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Foreign Currency Transaction Risk. Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency

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rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Foreign Investment Risk. Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

High-Yield/High-Risk Debt Securities. High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Income Risk. The possibility that a Fund’s income from fixed-income securities – and thus its total return – will decline due to falling interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds, because in an environment of falling interest rates as bonds mature a Fund may be forced to invest in lower-yielding securities.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. Some of the Funds’ debt instruments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Funds, or a Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Inverse Market Risk. The particular type of market risk associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Risks Associated with Investing Share Proceeds. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund’s yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Investment Company Risk. Investing in another investment company or pooled vehicle, including ETFs, subjects a Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent a Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

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Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Middle Capitalization Company Risk. Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Mortgage-Backed and Asset-Backed Securities Risk. Some Funds may invest in mortgage-backed securities, which may involve exposure to so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks, which are described below. Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Options Risk. There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt

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trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay — higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income — and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Sector Risk. The risk that a Fund comprised of securities credit enhanced by banks or companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. While distributions by the Tax-Free Bond Funds of interest income from municipal securities will generally be exempt from federal income tax (although a portion of such distributions may be subject to the federal alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

U.S. Government Securities Risk. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

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Non-Principal Risks

The following are non-principal risks for one or more Sterling Capital Fund.

Commodity Fund Risk. In addition to the risks described under “Investment Company Risk” above, the value of a Fund’s investment in other investment companies that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

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(LOGO)         Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2012, Sterling Capital had approximately $38 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Funds and Sterling Capital have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Funds’ Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services.

For these advisory services, the Funds paid as follows during their fiscal year ended September 30, 2012:

Percentage of average net
assets for the fiscal year
ended 09/30/12
Select Equity Fund	0.60%
Mid Value Fund	0.70%
Small Value Fund	0.80%
Special Opportunities Fund	0.80%
Equity Income Fund	0.70%
Ultra Short Bond Fund[1]	N/A
Short-Term Bond Fund	0.30%
Intermediate U.S. Government Fund	0.48%
Total Return Bond Fund	0.37%
Kentucky Intermediate Tax-Free Fund	0.45%
Maryland Intermediate Tax-Free Fund	0.45%
North Carolina Intermediate Tax-Free Fund	0.45%
South Carolina Intermediate Tax-Free Fund	0.45%
Virginia Intermediate Tax-Free Fund	0.45%
West Virginia Intermediate Tax-Free Fund	0.45%
Corporate Fund	0.15%
Securitized Opportunities Fund	0.15%
Strategic Allocation Conservative Fund	0.17%
Strategic Allocation Balanced Fund	0.17%
Strategic Allocation Growth Fund	0.16%
Strategic Allocation Equity Fund	0.16%

[1]	Commenced operations on November [ ], 2012.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital is available in the Funds’ annual report to shareholders for the period ended September 30, 2012.

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Portfolio Managers

Select Equity Fund. Stephen L. Morgan has been primarily responsible for the management of the Fund since November 2009. Mr. Morgan is an Executive Director of Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has investment experience since 1980 and holds a B.S. in Finance & Accounting from American University and an M.B.A. from Virginia Tech.

Mid Value Fund. Timothy P. Beyer, CFA, has been the Portfolio Manager and/or Co-Portfolio Manager of the Mid Value Fund since July 2005. Mr. Beyer is a Managing Director of Sterling Capital. He has been with Sterling Capital and its predecessors since 2004 and has investment experience since 1989. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund. Mr. Beyer served on the Council of Examiners for the CFA Institute for four years and a CFA grader for seven years. He is a graduate of East Carolina University where he received his B.S.B.A. in Finance. He is a CFA Charterholder.

Small Value Fund. Eduardo Brea, CFA, Managing Director and Equity Portfolio Manager, is responsible for the day-to-day investment decisions of the Small Value Fund. Mr. Brea has been with Sterling Capital and its predecessors since 1995 and has investment experience since 1989. Mr. Brea received a B.S. in Finance from the University of Florida and a M.B.A. from the University of South Florida. He was also a Director of Avatar Holdings from 2002-2009. He is a CFA Charterholder.

Special Opportunities Fund and Equity Income Fund. George F. Shipp, CFA, has been the Portfolio Manager of the Special Opportunities Fund and the Equity Income Fund since their inception. Mr. Shipp is the Senior Director of Sterling Capital since January 2013. Mr. Shipp previously was Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, LLC (“Scott & Stringfellow”) (a wholly-owned subsidiary of BB&T Corporation) and Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Prior to joining Sterling Capital, Mr. Shipp was with Scott & Stringfellow since 1982.

Intermediate U.S. Government Fund. Brad D. Eppard, CFA, has been the Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Director and Portfolio Manager with Sterling Capital. He joined BB&T Asset Management in July 2003 and Sterling Capital through merger in October 2010. Mr. Eppard has investment experience since 1985 and holds a B.S. in Business Administration/Accounting from Radford University. He is a CFA Charterholder.

Ultra Short Bond Fund, Total Return Bond Fund, Short-Term Bond Fund, Corporate Fund, and Securitized Opportunities Fund. Mark Montgomery, CFA, has been Portfolio Manager of the Ultra Short Bond Fund since November 2012, has been Portfolio Manager of the Total Return Bond Fund since January 2008, and has been Portfolio Manager of the Short-Term Bond Fund since February 2011. He has been Portfolio Manager of the Corporate Fund and the Securitized Opportunities Fund since June 2011. Mr. Montgomery is a Managing Director. Mr. Montgomery joined Sterling Capital in 1997 and is a Senior Fixed Income Portfolio Manager and head of Sterling Capital’s Fixed Income Portfolio Management. He has investment experience since 1990. Prior to joining Sterling Capital, he worked at The Vanguard Group for seven years working on their long-term and high-yield municipal portfolio management team. Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing and holds a minor in Public Administration. He received his M.B.A. from Drexel University with a concentration in investment management. He is a CFA charterholder.

Richard T. LaCoff has been Co-Portfolio Manager of the Ultra Short Bond Fund since November 2012 and has been Co-Portfolio Manager of the Total Return Bond Fund and the Short-Term Bond Fund since February 2011. He has been Co-Portfolio Manager of the Corporate Fund and the Securitized Opportunities Fund since June 2011. Mr. LaCoff is a Managing Director. Mr. LaCoff joined Sterling Capital in 2007 and is a Senior Fixed Income Portfolio Manager and head of Sterling Capital’s Fixed Income Trading and Analytics. He has investment experience since 1991. Prior to joining Sterling Capital, he worked for RiverSource Investments as a Senior Portfolio Manager overseeing more than $12 billion in tax-exempt assets. He developed domestic as well as international fixed income experience during his nine-year tenure with Payden & Rygel Investment Counsel. During that time he held a number of positions that included Global Bond Strategist, Head of Global Non-Dollar Investment Grade Credit Strategy, and Head of Municipal Bond Strategy and Trading. He held the former two positions while living in London where he established Payden & Rygel’s overseas trading operation. Additionally, he worked at The Vanguard Group as a member of their fixed income portfolio management team. Mr. LaCoff is a magna cum laude graduate of Villanova University where he received his B.S. in Business Administration and holds an M.S. in Finance from Drexel University.

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Tax-Free Bond Funds. Robert F. Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010. He has investment experience since 1990 and holds a B.A. in Economics from Wake Forest University. He is a CFA Charterholder.

Funds of Funds. All decisions for the Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, and Strategic Allocation Equity Fund are made by the Sterling Capital Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan and Will G. Gholston.

Mr. Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe is a Managing Director and Chief Investment Officer with Sterling Capital. He joined BB&T Asset Management in 2004 and Sterling Capital through merger in October 2010. Mr. Schappe has banking, research and investment experience since 1991 and holds a B.A. in Journalism and an M.B.A. in Finance, Investments and Banking from the University of Wisconsin, Madison. He is a CFA Charterholder.

Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010. He has investment experience since 1990 and holds a B.A. in Economics from Wake Forest University. He is a CFA Charterholder.

Mr. Morgan has been a member of the team that manages the Fund of Funds since November 2009. Mr. Morgan is an Executive Director with Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has investment experience since 1980 and holds a B.S. in Finance & Accounting from American University and an M.B.A. from Virginia Tech.

Mr. Gholston, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Gholston is a Director and Manager of Quantitative Analysis with Sterling Capital. He joined BB&T Asset Management in 2003 and Sterling Capital through merger in October 2010. Mr. Gholston has investment experience since 2000 and holds a B.A. in Economics from the University of North Carolina, Chapel Hill. He is a CFA Charterholder.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in Funds for which they are portfolio manager is available in the SAI.

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The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 434 Fayetteville Street, 5th Floor, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, LLC (the “Distributor”), 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312, serves as the principal underwriter of each Fund’s shares. The Distributor may use the 12b-1 fees that it receives from the Funds to defray the costs of advancing commissions to brokers and to provide financial assistance in connection with marketing and distribution expenses such as, pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser and other service providers.

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(LOGO)         Shareholder Information

Choosing a Share Class

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Class B shares of the Funds are closed to new purchases. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Stock Funds, Bond Funds and Funds of Funds:	Front-end sales charges, as described on page [ ] and in the SAI.
•	Distribution and shareholder service fees of 0.25% of average daily net assets.

•	Offered By:
	Select Equity Fund	Kentucky Intermediate Tax-Free Fund
	Mid Value Fund	Maryland Intermediate Tax-Free Fund
	Small Value Fund	North Carolina Intermediate Tax-Free Fund
	Special Opportunities Fund	South Carolina Intermediate Tax-Free Fund
	Equity Income Fund	Virginia Intermediate Tax-Free Fund
	Ultra Short Bond Fund	West Virginia Intermediate Tax-Free Fund
	Short-Term Bond Fund	Strategic Allocation Conservative Fund
	Intermediate U.S. Government Fund	Strategic Allocation Balanced Fund
	Total Return Bond Fund	Strategic Allocation Growth Fund
	Corporate Fund	Strategic Allocation Equity Fund
Securitized Opportunities Fund

•	A deferred sales charge, as described on page [ ] and in the SAI.

Class B Shares

Class B shares of the Funds are closed to new purchases.

If you hold Class B shares, you may:

•	Continue as a Class B shareholder;

•	Continue to reinvest dividends and distributions into Class B shares; and

•	Exchange your Class B shares of a Sterling Capital Fund for Class B shares of other Sterling Capital Funds, as permitted by existing exchange privileges.

Investors are no longer able to invest in Class B shares through an automatic investment plan.

All other Class B share characteristics, including those described below, remain unchanged.

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page [ ].

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•	Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.

•	A deferred sales charge, as described on page [ ].

•	Maximum investment for all Class C purchases: None

•	Offered By:

Select Equity Fund	Kentucky Intermediate Tax-Free Fund
Mid Value Fund	Maryland Intermediate Tax-Free Fund
Small Value Fund	North Carolina Intermediate Tax-Free Fund
Special Opportunities Fund	South Carolina Intermediate Tax-Free Fund
Equity Income Fund	Virginia Intermediate Tax-Free Fund
West Virginia Intermediate Tax-Free Fund
Short-Term Bond Fund	Strategic Allocation Conservative Fund
Intermediate U.S. Government Fund	Strategic Allocation Balanced Fund
Total Return Bond Fund	Strategic Allocation Growth Fund
Corporate Fund	Strategic Allocation Equity Fund
Securitized Opportunities Fund

For actual past expenses of each share class, see the fund-by-fund information earlier in this Prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses and receive lower dividends over the long term than if they had paid a front end sales charge.

The Funds also offer Institutional and Class R Shares, which have their own expense structure. Institutional Shares are only available to Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; or to Trustees of the Sterling Capital Funds. Class R Shares are available only to certain specified benefits plans, such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs, and to certain registered investment adviser platforms and wrap products. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account

(“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (FDIC) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

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In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =	Total Assets – Liabilities
Number of Shares Outstanding

Generally, you can find the Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund less any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges.” This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund’s NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page [        ].

Purchasing and Adding to Your Shares

You may purchase shares of the Funds through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Class B shares of the Funds are closed to new purchases. Not all Funds or classes may be available for purchase in your state. Consult your investment representative or institution for specific information.

	Minimum Initial	Minimum
Account type	Investment	Subsequent
Class A or Class C only Regular	$1,000	$0
Automatic Investment Plan	$25	$25

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

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A Fund may waive its minimum purchase requirement. The Funds or their agent may reject a purchase order if the Funds or their agent considers it in the best interests of the Funds and their shareholders.

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

Instructions for Opening or Adding to an Account

By Mail

If purchasing shares through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will complete and submit the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check payable to “Sterling Capital Funds.”

3.	Mail to: Sterling Capital Funds

P.O. Box 9762, Providence, RI 02940-9762

Subsequent Investments:

1.	Use the investment slip attached to your account statement. Or, if unavailable,

2.	Include the following information on a piece of paper:

•	Sterling Capital Funds/Fund name

•	Share class

•	Amount invested

•	Account name

•	Account number

Include your account number on your check.

3.	Mail to: Sterling Capital Funds

P.O. Box 9762, Providence, RI 02940-9762

By Overnight Service

See instructions 1-2 above for subsequent investments by mail.

1.	Mail to: Sterling Capital Funds

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4400 Computer Drive, Westborough, MA 01581-1722

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (“ACH”) and may take up to ten days to clear. There is generally no fee for ACH transactions.

Electronic Purchases

Your bank must participate in ACH and must be a U.S. Bank. Your bank or broker may charge a fee for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

You may set up your Sterling Capital Deposit Account for electronic purchases.

Call 1-800-228-1872 to arrange a transfer from your bank account.

Questions?

Call 1-800-228-1872 or your investment representative.

Online

Shares can also be purchased online. If shares are purchased online, no sales charges will be paid on those shares.

Initial Investment:

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign up for an account. It will ask you to provide a username and password for future access to your account information.

2.	Select the Fund and the number of shares you would like to purchase.

3.	Enter your banking information so that funds can be debited from your bank account to purchase the shares.

Subsequent Investments:

1.	Go to www.sterlingcapitalfunds.com and sign in to your account using the username and password you selected previously.

2.	See instructions 2-3 above for online initial investments.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

Mail the completed application, along with a request for a confirmation number to P.O. Box 9762, Providence, RI 02940-9762.

For subsequent investments:

Please call 1-800-228-1872 to request wire instructions.

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After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank.

You can add to your account by using the convenient options described below.

Automatic Investment Plan

You can make automatic investments in Class A or C Shares of the Fund(s) from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks. To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

Directed Dividend Option

By selecting the appropriate box in the account application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another Sterling Capital Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class B and Class C Shares, because Class A Shares have lower distribution expenses than Class B and Class C Shares. Income dividends for the Bond Funds are declared daily and paid monthly. Income dividends for the Stock Funds and the Funds of Funds are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. For more information, see section on “General Policies on Selling Shares” on page [            ].

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Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Contingent Deferred Sales Charge

When you sell Class B or Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) for any shares that have not been held for a sufficient length of time.

For the Stock Funds, Funds of Funds, and Total Return Bond Fund

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to February 1, 2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For the Tax-Free Bond Funds, Intermediate U.S. Government Fund, and Short-Term Bond Fund

A CDSC of up to 0.50% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $500,000 or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to February 1, 2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

Instructions for Selling Shares

If selling your shares through your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page [        ].

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [ ]).

Online

1.	Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2.	Select the account and fund you wish to sell.

3.	Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [ ]).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

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•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1.	By Overnight Service

The Fund will charge a $10 fee for this service.

2.	By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

3.	Electronic Redemptions

Your bank must participate in the ACH and must be a U.S. bank. You may establish the transfer of electronic redemptions of Class A and C Shares to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

Auto Withdrawal Plan

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Class A or C Shares Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

General Policies on Selling Shares

Redemptions In Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last thirty days; or

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•	The redemption proceeds are being transferred to another Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if they believe the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account falls below $1,000, the Fund may ask you to increase your balance. If your account is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

Calculation of Sales Charges

Class A Shares

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Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

For the Stock Funds, Funds of Funds, and Total Return Bond Fund

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	[2.56	]%
$500,000 up to $999,999	2.00%	[2.04	]%
$1,000,000 and above(1)	0.00%	[0.00	]%

[1]

There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to February 1, 2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

For the Tax-Free Bond Funds, Intermediate U.S. Government Fund, Short-Term Bond Fund, Corporate Fund and Securitized Opportunities Fund

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT
Up to $49,999	2.00%	2.04%
$50,000 up to $99,999	1.75%	1.78%
$100,000 up to $249,999	1.50%	1.52%
$250,000 up to $499,999	1.00%	1.01%
$500,000 and above(1)	0.00%	0.00%

[1]

There is no initial sales charge on purchases of $500,000 or more. However, a CDSC of up to 0.50% of the purchase price will be charged to the shareholders if the shares are redeemed within eighteen months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 0.50% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within eighteen months after purchase: (i) shareholders who purchased $500,000 or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to February 1, 2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $500,000 or more, broker-dealers may be paid a finder’s fee of up to 0.50% of the offering price of such shares up to $5 million, 0.35% of the offering price from $5 million up to $10 million, and 0.25% of the offering price from $10 million and up.

For the Ultra Short Bond Fund

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YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT
Up to $49,999	0.50%	0.50%
$50,000 up to $99,999	0.25%	0.25%
$100,000 and above	0.00%	0.00%

Class B Shares

Class B Shares are not offered for new purchases. However, if you currently hold Class B Shares and you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule to the right. There is no CDSC on reinvested dividends or distributions.

Years Since Purchase	CDSC as a% of Dollar Amount Subject to Charge
0-1	5.00%
1-2	4.00%
2-3	3.00%
3-4	3.00%
4-5	2.00%
5-6	1.00%
more than 6	None

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

Conversion Feature — Class B Shares

•	Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.

•

After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which may increase your investment return compared to the Class B Shares.

•	You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

•	If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.

•	The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

Class C Shares

Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% CDSC at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

If you sell your Class C Shares of a Fund and deposit the redemption proceeds in the Sterling Capital Deposit Account, you will not have to pay a CDSC at the time of redemption. If you subsequently use the redemption proceeds from your Sterling Capital Deposit Account to purchase Class C Shares of another Sterling Capital Fund, for purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for the prior Class C Shares you redeemed will be “tacked” to the holding period of the newly acquired Class C Shares.

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Sales Charge Reductions and Waivers

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

•

Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent. You may include your accumulated holdings (as described and calculated under “Rights of Accumulation” below) for purposes of meeting the LOI investment amount.

•

Rights of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. You must, at the time of purchase, give the transfer agent sufficient information to permit confirmation of your qualification for the right of accumulation.

•	Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

Class A Shares

The following qualify for waivers or reductions of sales charges:

•	Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

•

Officers, trustees, directors, advisory board members, employees and retired employees of the Sterling Capital Funds, BB&T and its affiliates, and the Distributor and its affiliates (and spouses, children and parents of each of the foregoing);

•	Class A Shares purchased directly from the Funds online at www.sterlingcapitalfunds.com;

•	Investors who purchase shares of a Fund through a payroll deduction plan, a 401(k) plan, a 403(b) plan which by its terms permits purchase of shares or any other employer-sponsored plan; and

•

Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares without a sales charge in connection with certain programs and/or accounts, such as wrap accounts or similar fee-based programs and self-directed investment brokerage accounts. Investors may be charged a separate fee by their broker or agent when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers and reductions.

Reinstatement Privilege

If you have sold Class A Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

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Class B and C Shares

The CDSC will be waived under certain circumstances, including the following:

•	Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

•	Redemptions from accounts following the death or disability of the shareholder.

•	Returns of excess contributions to retirement plans.

•	Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

•	Shares issued in a plan of reorganization sponsored by Sterling Capital or shares redeemed involuntarily in a similar situation.

•	Redemptions of Class B Shares if the redemption proceeds are deposited in the Sterling Capital Deposit Account.

Current information regarding each Fund’s sales charges and breakpoints is available on the Funds’ Web site at www.sterlingcapitalfunds.com.

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Class A Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund.

•

Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

•

Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

•	The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, defrays the costs of advancing brokerage commissions to investment representatives.

•	The Distributor may use up to 0.25% of the 12b-1 fee for expenses related to shareholder servicing and up to 0.75% for distribution expenses.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund’s assets on an ongoing basis.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser and/or its affiliates may pay out of their own assets compensation to financial intermediaries and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of Shares and/or the maintenance of share balances. These payments, which may be different for

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different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

Exchanging Your Shares

You can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A, Class B, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Neither Class B Shares nor Class C Shares may be exchanged for Class A Shares. Class C Shares may not be exchanged for Class B Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Systematic Exchanges

You may use the Funds’ Systematic Exchange feature to purchase shares at regular intervals, by exchanging shares from one Sterling Capital Fund for shares of the same class of another Sterling Capital Fund. You must meet the minimum investment requirements described below. Exchanges will continue as long as your balance is sufficient to complete the systematic transfer, subject to Sterling Capital Funds’ “Closing of Small Accounts” policy described in “General Policies on Selling Shares” on page [        ]. To participate in the Systematic Exchange feature:

•	Complete the appropriate section of the Account Application.

•	Keep a minimum of $10,000 in your Sterling Capital Funds account and $1,000 in the Fund whose shares you are buying.

To change the Systematic Exchange instructions or to discontinue the feature, you must send a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, by calling 1-800-228-1872, or by visiting www.sterlingcapitalfunds.com. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling your Shares” on page [            ] for important information about telephone and online transactions.

Notes on Exchanges

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•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through distribution reinvestments, on or after January 1, 2012. Such reporting is not required for shares held in a non-taxable (retirement or other tax-exempt) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methods to determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis on Fund shares acquired prior to January 1, 2012.

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Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. In addition to the Funds’ frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund has elected and intends to be treated and to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions. Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses, in each case with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with 0% rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income and this long-term capital gains rate reduction for taxable years beginning on or after January 1, 2013. The Bond Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund.

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Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Tax-Free Bond Fund Shareholders. Distributions from the Tax-Free Bond Funds of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly reported as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders. A Fund of Funds will not be able to offset losses realized by one Underlying Fund in which it invests against income or gains from an investment in another Underlying Fund until the Fund of Funds disposes of shares of the Underlying Fund that realized the losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders. Shareholders of the Funds of Funds may be entitled to claim a credit or deduction with respect to foreign taxes paid by certain Underlying Funds, and the Funds of Funds may be able to distribute exempt-interest dividends in the amount of any exempt-interest dividends received from Underlying Funds.

Special Considerations Regarding a Fund’s Investments in Foreign Securities. Income and gains from a Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of Funds other than the Funds of Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations for Non-U.S. Shareholders. In general, dividends (other than capital gain and exempt-interest dividends) paid to a shareholder that is not a “United States person” within the meaning of the Internal Revenue Code of 1986, as amended, are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2012, the Funds were not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not have been subject to federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly reported as such by the Funds. It is currently unclear whether Congress will extend these exemptions for taxable years beginning on or after January 1, 2012, or whether such extension will have retroactive effect. A Fund was permitted to opt not to separately report the portion of its distributions that would be eligible for these withholding tax exemptions.

Sales, Exchanges and Redemptions of Shares. A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

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General. Generally, the Funds’ Portfolio Managers (other than the Portfolio Managers of the Tax-Free Bond Funds) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information about the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund, Total Return Bond Fund, Select Equity Fund, Small Value Fund, Mid Value Fund, Special Opportunities Fund, Equity Income Fund, Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Corporate Fund, Securitized Opportunities Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares® *”).

*

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® and other exchange-traded funds (“ETFs”) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments

102

in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

103

[FINANCIAL HIGHLIGHTS TBD]

104

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, Prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or contact the Funds at:

Sterling Capital Funds

P.O. Box 9762

Providence, RI 02940-9762

Telephone: 1-800-228-1872

Internet: http://www.sterlingcapitalfunds.com*

*	The Funds’ Web site is not a part of this Prospectus.

You can review the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at http://www.sec.gov.

Investment Company Act file no. 811-06719.

[PRO-RTL-0213]

105

[STERLING CAPITAL FUNDS LOGO]

STOCK FUNDS
STERLING CAPITAL SELECT EQUITY FUND	INSTITUTIONAL SHARES: BBISX
STERLING CAPITAL MID VALUE FUND	INSTITUTIONAL SHARES: OVEIX	CLASS R SHARES: OVERX
STERLING CAPITAL SMALL VALUE FUND	INSTITUTIONAL SHARES: SPSCX	CLASS R SHARES: SPSRX
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND	INSTITUTIONAL SHARES: BOPIX	CLASS R SHARES: BOPRX
STERLING CAPITAL EQUITY INCOME FUND	INSTITUTIONAL SHARES: BEGIX	CLASS R SHARES: BAERX

BOND FUNDS
TAXABLE BOND FUNDS
STERLING CAPITAL ULTRA SHORT BOND FUND	INSTITUTIONAL SHARES: BUSIX
STERLING CAPITAL SHORT-TERM BOND FUND	INSTITUTIONAL SHARES: BBSGX
STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND	INSTITUTIONAL SHARES: BBGVX
STERLING CAPITAL TOTAL RETURN BOND FUND	INSTITUTIONAL SHARES: BIBTX	CLASS R SHARES: BICRX
STERLING CAPITAL CORPORATE FUND	INSTITUTIONAL SHARES: [____]
STERLING CAPITAL SECURITIZED OPPORTUNITIES FUND	INSTITUTIONAL SHARES: [____]

TAX-FREE BOND FUNDS
STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL SHARES: BKITX
STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL SHARES: BMAIX
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL SHARES: BBNTX
STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL SHARES: BSCIX
STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL SHARES: BVATX
STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND	INSTITUTIONAL SHARES: OWVAX

FUNDS OF FUNDS
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND	INSTITUTIONAL SHARES: BMGTX
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND	INSTITUTIONAL SHARES: BCGTX
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND	INSTITUTIONAL SHARES: BCMTX
STERLING CAPITAL STRATEGIC ALLOCATION EQUITY FUND	INSTITUTIONAL SHARES: BCATX

PROSPECTUS

FEBRUARY 1, 2013

INSTITUTIONAL AND CLASS R SHARES

Questions?

Call 1-800-228-1872

or your investment representative.

The U.S. Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Sterling Capital Funds	Table of Contents

(LOGO) Fund Summaries
Carefully review this important section, which summarizes each Fund’s objectives, fees, principal investment strategies and risks, past performance, management, how to buy and sell fund shares, tax information and payments to broker-dealers.		Stock Funds
	4	Select Equity Fund
	6	Mid Value Fund
	12	Small Value Fund
	18	Special Opportunities Fund
	24	Equity Income Fund
Bond Funds
	30	Ultra Short Bond Fund
	33	Short-Term Bond Fund
	36	Intermediate U.S. Government Fund
	39	Total Return Bond Fund
	45	Corporate Fund
	48	Securitized Opportunities Fund
	51	Kentucky Intermediate Tax-Free Fund
	54	Maryland Intermediate Tax-Free Fund
	57	North Carolina Intermediate Tax-Free Fund
	60	South Carolina Intermediate Tax-Free Fund
	63	Virginia Intermediate Tax-Free Fund
	66	West Virginia Intermediate Tax-Free Fund
Funds of Funds
	69	Strategic Allocation Conservative Fund
	72	Strategic Allocation Balanced Fund
	75	Strategic Allocation Growth Fund
	78	Strategic Allocation Equity Fund
Additional Investment Strategies and Risks (LOGO)

	81	Stock Funds
	81	Select Equity Fund
	81	Mid Value Fund
	81	Small Value Fund
	81	Special Opportunities Fund
Review this section for additional	81	Equity Income Fund
information on investment	81	Bond Funds
	81	Ultra Short Bond Fund
strategies and their risks.	81	Short-Term Bond Fund
	81	Intermediate U.S. Government Fund
	81	Total Return Bond Fund
	81	Corporate Fund
	81	Securitized Opportunities Fund
	81	Kentucky Intermediate Tax-Free Fund
	81	Maryland Intermediate Tax-Free Fund
	81	North Carolina Intermediate Tax-Free Fund
	82	South Carolina Intermediate Tax-Free Fund
	82	Virginia Intermediate Tax-Free Fund
	82	West Virginia Intermediate Tax-Free Fund
	83	Funds of Funds
	83	Strategic Allocation Conservative Fund
	83	Strategic Allocation Balanced Fund
	83	Strategic Allocation Growth Fund
	83	Strategic Allocation Equity Fund
	84	Investment Practices
	86	Additional Information About the Funds’ Investments
	89	Investment Risks
Fund Management
	95	The Investment Adviser
	96	Portfolio Managers

2

	98	The Administrator and Underwriter
(LOGO) Shareholder Information
Review this section for details on	98	Choosing a Share Class
the people and organizations who	99	Pricing of Fund Shares
oversee the Funds.	100	Purchasing and Adding to Your Shares
	101	Selling Your Shares
	103	General Policies on Selling Shares
	105	Exchanging Your Shares
	106	Cost Basis Reporting
Review this section for details on	106	Market Timing Policies
how shares are valued, how to	107	Dividends, Distributions and Taxes
purchase, sell and exchange shares,	110	Additional Information About the Funds
related charges and payments of dividends and distributions	Other Information About the Funds
	112	Financial Highlights

3

Sterling Capital Select Equity Fund

Institutional Shares BBISX

Investment Objective

The Fund seeks capital growth, current income or both, primarily through investment in stocks.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waiver or Expense Reimbursement[1]	[	]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	[	]]%

1	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.60% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Shares	$	[ ]	$	[ ]	$	[ ]	$	[ ]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large companies. Large companies are defined as companies with market capitalizations within the range of those companies in the Standard & Poor’s 500® Index (“S&P 500® Index”) at the time of purchase. As of January [    ], 2013, the smallest company in the S&P 500® Index had a market capitalization of $[        ] billion and the largest company had a market capitalization of $[        ] billion. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies(including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

The portfolio manager may consider selling a stock owned by the Fund due to a change in the business or management of the company, a deterioration in the original purchase criteria, a decline in the stock’s rating, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or if more attractive investment alternatives are identified. In managing the Fund, the portfolio manager selects stocks that he believes are undervalued and/or have favorable growth potential. In choosing individual stocks, the portfolio manager uses quantitative and qualitative processes to examine the total return potential of a particular issuer without preference for a growth or value style.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — large cap stocks — will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

4

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

24.02%	12.56%	7.71%	21.46%	-5.97%
03	04	05	06	07
-37.14%	19.35%	11.69%	-3.73%	[	]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Institutional Shares				(10/09/92)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
S&P 500® Index				(09/30/92)
(reflects no deductions for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

5

Sterling Capital Mid Value Fund

Institutional Shares OVEIX

Investment Objective

The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[ Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between [$500 million and $22 billion] at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

6

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

29.94%	19.69%	11.44%	19.88%	-2.24%
03	04	05	06	07
-33.02%	37.90%	20.31%	-3.46%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares Return Before Taxes	[	]%	[	]%	[	]%	(8/1/96 [	) ]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell Midcap Value Index							(7/31/96)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Timothy P. Beyer, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since July 2005

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

7

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

8

Sterling Capital Mid Value Fund

Class R Shares OVERX

Investment Objective

The Fund seeks long-term growth of capital by investing the Fund’s assets primarily in equity securities of companies that are considered to be undervalued.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of middle capitalization companies. Middle capitalization companies are defined as companies with market capitalizations between $500 million and $22 billion at the time of purchase. Under normal market conditions, the Fund primarily invests in domestically traded U.S. common stocks, U.S. traded common stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

In managing the Fund, the portfolio manager attempts to diversify across different economic sectors, selecting those stocks that he believes are undervalued. In choosing individual stocks, the portfolio manager utilizes both a quantitative and qualitative approach to examine the fundamental characteristics of a particular company. Quantitative analysis focuses on businesses with strong cash flow, high return on invested capital, and on attractive growth prospects. Qualitative characteristics the portfolio manager looks for include companies with a sustainable competitive advantage and a strong management team focused on creating shareholder value. The portfolio manager may consider selling a stock owned by the Fund when the stock price exceeds the portfolio manager’s estimate of fair value, key fundamentals change and progress cannot be demonstrated, to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio, or more attractive investment alternatives are identified.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — mid cap value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

9

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/311

[BAR CHART]

29.94%	19.69%	11.44%	19.88%	-2.24%
03	04	05	06	07
-33.02%	37.90%	20.31%	-3.84%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years[1]		10 Years[1]		Since Inception[1]
Class R Shares							(8/1/96)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell Midcap Value Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	(7/31/96 [	) ]%

[1]	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Timothy P. Beyer, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since July 2005

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

10

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

11

Sterling Capital Small Value Fund	Institutional Shares	SPSCX

Investment Objective

The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net assets value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

12

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/311

[BAR CHART]

41.75%	21.72%	2.00%	20.45%	-12.51%
03	04	05	06	07
-32.63 08%	54.51 09%	26.10 10%	-9.00 11%	[ 12	]%

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 20121

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares							(1/2/97)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell 2000® Value Index							(1/31/97)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

1	The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Eduardo Brea

Managing Director of Sterling Capital and Equity Portfolio Manager

Since 1995

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains,

13

unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

14

Sterling Capital Small Value Fund	Class R Shares SPSRX

Investment Objective

The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net assets value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings in the securities of small capitalization companies. Currently, small capitalization companies are defined as companies whose market capitalization, at the time of purchase, is less than $3 billion. The Fund invests primarily in U.S. traded equity securities of small capitalization companies. U.S. traded equity securities are domestically traded U.S. common stocks, U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets), and American Depositary Receipts (“ADRs”). The Fund may have exposure to emerging markets through its investments in ADRs.

Sterling Capital Management LLC’s (“Sterling Capital”) investment process focuses on attempting to identify securities that are priced below the estimated value of their underlying business. Sterling Capital examines factors it believes are relevant to the worth of an ongoing business using traditional fundamental securities analysis. Such factors may include balance sheet quality, sustainable earnings power, industry stability, capital intensity, reinvestment opportunities, and management talent.

Sterling Capital’s sell discipline is as important as its buy discipline. Sterling Capital reviews stocks that underperform their sector and may choose to sell those stocks which fail to demonstrate fundamental progress. Sterling Capital generally will not sell a security merely due to market appreciation outside the target capitalization range if it believes the company has growth potential.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

15

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks and value stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/311

[BAR CHART]

41.75%	21.72%	2.00%	20.45%	-12.51
03	04	05	06	07
-32.63%	54.51%	26.10%	-8.73%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years[1]		10 Years[1]		Since Inception[1]
Class R Shares							(1/2/97)
Return Before Taxes	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]	%	[ ]	%	[ ]	%	[ ]	%
Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)	[ ]	%	[ ]	%	[ ]	%	(1/31/97 [ ]	) %

1	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.’s Sterling Partners’ Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Eduardo Brea

Managing Director of Sterling Capital and Equity Portfolio Manager

Since 1995

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

16

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

17

Sterling Capital Special Opportunities Fund

Institutional Shares BOPIX

Investment Objective

The Fund seeks long-term capital appreciation.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses].

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants, American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engagein writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

18

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

27.78%	4.10%	21.74%	14.11%
04	05	06	07
-32.15%	38.49%	13.58%	-3.71%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		Since Inception
Institutional Shares					(6/2/03)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
S&P 500® Index					(5/31/03)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%
Russell 3000® Index					([ / / ])
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%

[Explanation for benchmark addition to be provided]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

George F. Shipp, CFA

Managing Director of Sterling Capital Management and Portfolio Manager

Since June 2003

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and

19

Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

20

Sterling Capital Special Opportunities Fund

Class R Shares BOPRX

Investment Objective

The Fund seeks long-term capital appreciation.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The securities may include common stock, preferred stock, warrants,

American Depositary Receipts (“ADRs”), or debt instruments that are convertible to common stock. The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio manager looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio manager believes to be temporary economic circumstances. In choosing individual stocks, the portfolio manager then uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 50% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments in debt instruments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt instruments and low for shorter-term debt instruments.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; large-, mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are

21

more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/311

[BAR CHART]

27.78%	4.10%	21.74%	14.11%
04	05	06	07
-32.15%	38.49%	13.58%	-4.21%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years[1]		Since Inception[1]
Class R Shares					(6/2/03)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
S&P 500 Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	(5/31/03 [	) ]%
Russell 3000® Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	([_/_/_ [	]) ]%

1	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.
2	[Explanation for benchmark addition to be provided]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

George F. Shipp, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since June 2003

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

22

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

23

Sterling Capital Equity Income Fund

Institutional Shares BEGIX

Investment Objective

The Fund seeks capital growth and current income.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage in writing covered call options on securities to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 30% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

24

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses – income-producing equities – will underperform other kinds of investments or market averages.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

11.01%	22.18%	9.82%	-25.73%
05	06	07	08
23.29%	16.34%	8.19%	[	]%
09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		Since Inception
Institutional Shares					(6/30/04)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
S&P 500® Index					(6/30/04)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%
Russell 1000® Value Index					([_/_/_])
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%

[Explanation for benchmark addition to be provided]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

George F. Shipp, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since June 2004

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

25

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

26

Sterling Capital Equity Income Fund

Class R Shares BAERX

Investment Objective

The Fund seeks capital growth and current income.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in equity securities. The Fund invests, under normal market conditions, primarily in dividend-paying equity securities, in particular common stocks of companies with a history of increasing dividend rates. The Fund may also invest in U.S. traded common stocks of foreign companies, including American Depositary Receipts. As part of its investment strategy, the Fund may invest in convertible securities that offer above average current yield with participation in underlying equity performance. Because yield is a primary consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the portfolio manager believes to be their long-term investment value.

The portfolio manager may consider selling a stock owned by the Fund when the factors that induced the portfolio manager to buy the stock have changed, the portfolio manager anticipates a negative change in the company’s dividend policy, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.

In addition, the Fund may engage, to a significant degree, in writing covered call options to generate income from premiums received in connection with the option. A call option gives the buyer the right to buy, and obligates the option seller to sell a security at a specified price. Generally, a written call option is covered if a fund owns the security or instrument underlying the call or has an absolute right to acquire that security or instrument without additional cash consideration. The Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options exceeds 30% of the fair value of its net assets.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

27

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Investment Style Risk: The possibility that the market segment on which this Fund focuses – income-producing equities – will underperform other kinds of investments or market averages

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract even if the contract is traded on an exchange.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Class R Shares Annual Total Returns for years ended 12/311

[BAR CHART]

11.01%	22.18%	9.82%	-25.73%
05	06	07	08
23.29%	16.34%	7.90%	[	]%
09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years[1]		Since Inception[1]
Class R Shares					(6/30/04)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
S&P 500® Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	(6/30/04 [	) ]%
Russell 1000® Value Index (reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	([ / / [	]) ]%

1	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.
2	[Explanation for benchmark addition to be provided]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC

Portfolio Manager

George F. Shipp, CFA

Managing Director of Sterling Capital and Portfolio Manager

Since June 2004

Purchase and Sale of Fund Shares

28

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

29

Sterling Capital Ultra Short Bond Fund

Institutional Shares BUSIX

Investment Objective

The Fund seeks to provide current income and competitive total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[1]	[	]%
Total Annual Fund Operating Expenses	[	]%

1	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years
Institutional Shares	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A portfolio turnover rate for the Fund is not presented because the Fund has not yet begun investment operations prior to the date of this prospectus.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) securities issued or guaranteed by the U.S.

government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (ii) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (iii) investment grade asset-backed securities; (iv) investment grade mortgage-backed securities, including collateralized mortgage obligations; and (v) municipal securities; (vi) U.S. dollar-denominated foreign and emerging market securities; and (vii) variable and floating rate instruments. Additionally, the Fund will invest in convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 10% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund will maintain an average duration of 18 months or less. The Fund is generally structured to target a dollar-weighted average maturity of between zero and 24 months, although the Fund may invest in individual securities of any weighted average maturity.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

30

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Management Risk: The possibility that a strategy used by the Fund’s portfolio manager may fail to produce the intended result.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this prospectus. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since November 2012

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

31

Since November 2012

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund and employees of Sterling Capital and trustees of the Sterling Capital Funds are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

32

Sterling Capital Short-Term Bond Fund

Institutional Shares BBSGX

Investment Objective

The Fund seeks to provide current income and competitive total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Fee Waiver or Expense Reimbursement[1]	[	]%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement[1]	[	]%

[1	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to [0.25]% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in investment grade fixed income securities (bonds).

The Fund invests primarily in the following types of fixed income securities: (i) corporate debt securities, including bonds, notes and debentures, issued by U.S. companies that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality); (ii) securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, some of which may be subject to repurchase agreements; (iii) investment grade mortgage-backed securities, including collateralized mortgage obligations; (iv) investment grade asset-backed securities; and (v) U.S. dollar-denominated foreign and emerging market securities. Additionally, the Fund will invest in municipal securities, convertible securities, including convertible bonds and preferred stocks, and cash equivalents. The Fund may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds, and non-dollar denominated foreign and emerging market securities. The Fund will maintain an average duration between 1 and 3 years. The Fund’s dollar-weighted average maturity is expected to be more than 1 year but less than 3 years.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

33

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates.

Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

34

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

1.23%	0.98%	1.43%	3.85%	5.99%
03	04	05	06	07
5.07%	2.44%	2.06%	1.83%	[ ]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Institutional Shares				(11/30/92)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 1-3 Year US Corporate Government Bond Index (reflects no deductions for fees, expenses, or taxes)				(11/30/92)
	[ ]%	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since February 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

35

Sterling Capital Intermediate U.S. Government Fund	Institutional Shares BBGVX

Investment Objective

The Fund seeks current income consistent with the preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
Total Annual Operating Expenses	[	]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities (“U.S. government securities”). Bonds for this purpose include Treasury bills (maturities of less than one year), bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the

U.S. government. The Fund invests, under normal market conditions, in U.S. government securities, some of which may be subject to repurchase agreements, or in “high grade” (rated at the time of purchase in one of the three highest rating categories by a nationally recognized statistical rating organization or are determined by the portfolio manager to be of comparable quality) mortgage-backed securities, including collateralized mortgage obligations.

The Fund will also invest in short-term obligations, asset-backed securities, corporate bonds and the shares of other investment companies. The Fund will maintain an average duration between 2.5 and 7 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual securities selection. The portfolio manager sets and continually adjusts a target for the interest rate sensitivity of the Fund’s holdings based upon expectations about interest rates and other economic factors. The portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The portfolio manager may consider selling a security owned by the Fund to manage the Fund’s price sensitivity, to reposition the Fund to a more favorable portion of the yield curve, or to purchase securities that the portfolio manager believes offer greater total return potential than existing holdings.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

36

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” – or repay – higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

2.17%	2.35%	1.89%	4.32%	6.90%
03	04	05	06	07
8.23 08%	3.19 09%	3.64 10%	6.35 11%	[ 12	]%

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Institutional Shares				(10/9/92)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
Barclays Capital Intermediate Government Index (reflects no deductions for fees, expenses, or taxes)				(9/30/92)
	[ ]%	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Brad D. Eppard, CFA

Director of Sterling Capital and Portfolio Manager

Since July 2003

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

37

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information

38

Sterling Capital Total Return Bond Fund	Institutional Shares BIBTX

Investment Objective

The Fund seeks a high level of current income and a competitive total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
Total Annual Operating Expenses	[	]%
Fee Waiver or Expense Reimbursement[1]	[	]%
Total Annual Operating Expenses After Fee Waiver or Expense Reimbursement[1]	[	]%

1	[The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to [0.34]% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures

39

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

40

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

7.01%	4.01%	1.79%	4.31%	6.34%
03	04	05	06	07
2.53%	11.70%	7.98%	6.73%	[	]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares							(12/2/99)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)							(11/30/99)
	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since January 2008

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

41

Sterling Capital Total Return Bond Fund	Class R Shares BICRX

Investment Objective

The Fund seeks a high level of current income and a competitive total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class R Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class R Shares
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	[	]%
Total Annual Operating Expenses	[	]%
Fee Waiver or Expense Reimbursement[1]	[	]%
Total Annual Operating Expenses After Fee Waiver or Expense Reimbursement[1]	[	]%

1	[The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to [0.34]% for the period from February 1, 2013 through January 31, 2014. This contractual limitation may be terminated during this period only by the Fund, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and the Adviser.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except for the expiration of the current contractual expense limitation on January 31, 2014. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Class R Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

The Fund seeks above-average total return through any combination of current income and capital appreciation. To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, corporate bonds, asset-backed securities, mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations, municipal securities, and convertible securities. The Fund also may invest in U.S. dollar-denominated foreign and emerging market securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), or are determined by the portfolio manager to be of comparable quality) corporate bonds. Up to 25% of the Fund’s total assets may be invested in either, or a combination of, (i) bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds and/or (ii) non-dollar denominated foreign and emerging market bonds.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio manager finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to

42

interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed Securities Risk: Mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

43

Class R Shares Annual Total Returns for years ended 12/311

[BAR CHART]

7.01%	4.01%	1.79%	4.31%	6.34%
03	04	05	06	07
2.53%	11.70%	7.98	6.21%	[	]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years[1]	10 Years[1]	Since Inception[1]
Class R Shares				(12/2/99)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses, or taxes)				(11/30/99)
	[ ]%	[ ]%	[ ]%	[ ]%

1	Performance for Class R Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since January 2008

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since February 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment	Minimum Subsequent Investment
Regular Account	$1,000	$0

Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class R Shares also are available to certain registered investment adviser platforms and wrap products. Eligible Plan participants generally must contact their plan administrator to open an account or purchase, redeem or exchange shares. Please call 1-800-228-1872 for more information.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

44

Sterling Capital Corporate Fund	Institutional Shares [ ]

Investment Objective

The Fund seeks to maximize total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	[None	]
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	[None	]
Redemption Fee	[None	]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Shares	[	]%	[	]%	[	]%	[	]%

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; and (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be issued by U.S. companies and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be between 4.5 and 8.5 years.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts and forward foreign currency contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps and interest rate swaps to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank,

45

is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S.

government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Return for year ended 12/311

[BAR CHART]

[ ]%
12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	Since Inception
Institutional Shares		(6/30/11)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
Barclays Capital U.S. Corporate Index (reflects no deductions for fees, expenses, or taxes)		(xx/xx/xx)
	[ ]%	[ ]%

[1	Performance of Institutional Shares is based on that of the Fund’s S Shares which are no longer offered.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed IncomePortfolio Manager

Since June 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since June 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Securitized Opportunities Fund

Institutional Shares [            ]

Investment Objective

The Fund seeks to maximize total return.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	[None]
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	[None]
Redemption Fee	[None]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1

To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Institutional Shares	[	]%	[	]%	[	]%	[	]%

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of securitized obligations of any kind (including asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations). The Fund will invest primarily in securities that are investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality), and may invest up to 15% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds.

As part of its investment strategy, the Fund may engage in dollar roll transactions, under which the Fund sells a mortgage-backed security to a dealer and simultaneously contracts to repurchase a security that is substantially similar in type, coupon and maturity, on a specified future date. Such investments will not exceed 25% of the Fund’s total assets. Dollar roll transactions may create investment leverage.

The Fund also will invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as, for example, the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Government National Mortgage Association (Ginnie Mae)); corporate debt securities, including corporate bonds, notes and debentures; preferred stock; and debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter.

In managing the portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. The portfolio manager focuses on macro trends in the economy to establish a duration target that reflects the outlook for the future direction of interest rates. For yield curve management, in addition to the trend in interest rates, other factors such as future inflation expectations, supply factors, and future interest rate expectations are considered. Sector weightings are driven by a combination of the portfolio manager’s macro view on interest rates and volatility as well as relative spread analysis. Utilizing fundamental analysis the portfolio manager then selects individual securities consistent with the target by looking for the best relative values within particular sectors. The analysis includes an attempt to understand the structure and embedded features of potential securities. Features that are analyzed include puts, calls, sinking fund requirements, prepayment and extension risk, and individual company financial data for potential corporate holdings. Scenario analysis is the primary tool employed for these assessments. The Fund’s average duration is expected to be within 1.5 years of the duration of the Barclays Capital U.S. Mortgage Backed Securities Index.

The portfolio manager may consider selling a security owned by the Fund to reduce exposure to a particular sector, if the portfolio manager sees a deterioration in the underlying fundamentals of an issuer or if the actions of the issuer violate the investment thesis of owning the security, when the portfolio managers finds other attractive securities that the portfolio manager believes are less expensive and offer relatively greater income or growth potential, and in response to macro level adjustments to duration and yield curve contributions.

The Fund may invest in certain types of derivative instruments for hedging and investment purposes. Although the Fund may invest in derivatives of any kind, the Fund currently expects to invest in futures contracts to gain efficient investment exposures as an alternative to cash investments or to hedge against portfolio exposures, and credit default swaps, interest rate swaps, inverse floater securities, and interest-only and principal-only securities to gain indirect exposure to interest rates, issuers, or currencies, or to hedge against portfolio exposures.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the annual total return for the Fund. The table shows how the Fund’s average annual returns for 1 year and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Return for year ended 12/311

[BAR CHART]

[ ]%
12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		Since Inception
Institutional Shares Return Before Taxes	[	]%	(6/30/11 [	) ]%
Return After Taxes on Distributions	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%
Barclays Capital U.S. Mortgage Backed Securities Index			(xx/xx/xx	)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%

[1	Performance of Institutional Shares is based on that of the Fund’s S Shares which are no longer offered.]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Mark Montgomery, CFA

Managing Director of Sterling Capital and Fixed Income Portfolio Manager

Since June 2011

Richard T. LaCoff

Managing Director of Sterling Capital and Fixed Income

Portfolio Manager

Since June 2011

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0
*	Investors and employees Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Institutional Shares BKITX

Investment Objective

The Fund seeks current income exempt from federal and Kentucky income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[ ]%
[Acquired Fund Fees and Expenses1]	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Kentucky personal income tax (“Kentucky Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Kentucky and its political subdivisions, that provide income exempt from both federal income tax and Kentucky income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Kentucky municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Kentucky and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Kentucky than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

2.34%	1.38%	4.25%	3.81%
04	05	06	07
2.60%	9.49%	3.11%	8.62%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	Since Inception
Institutional Shares			(2/24/03)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 2-17 Year			(3/01/03)
(reflects no deductions for fees, expenses, or taxes)	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund's net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund's net interest income from Kentucky Tax-Exempt Obligations generally are not subject to Kentucky personal income tax. A portion of the Fund's distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Maryland Intermediate Tax-Free Fund

Institutional Shares BMAIX

Investment Objective

The Fund seeks current income exempt from federal and Maryland income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Maryland personal income tax (“Maryland Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of Maryland and its political subdivisions, that provide income exempt from both federal personal income tax and Maryland personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Maryland municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Maryland and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Maryland than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1 and 5 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

2.39%	1.62%	4.34%	4.67%
04	05	06	07
2.76% 08	10.75% 09	2.65% 10	8.14% 11	[ ]% 12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	Since Inception
Institutional Shares			(2/24/03)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses, or taxes)			(03/01/03)
	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Maryland Tax-Exempt Obligations generally are not subject to Maryland personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Institutional Shares BBNTX

Investment Objective

The Fund seeks current income exempt from federal and North Carolina income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[ ]%
[Acquired Fund Fees and Expenses1]	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and North Carolina personal income tax (“North Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in North Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by North Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

3.30%	2.28%	1.66%	4.26%	4.22%
03	04	05	06	07
2.42%	9.19%	2.91%	8.66%	[ ]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year	5 Years	10 Years	Since Inception
Institutional Shares				(10/16/92)
Return Before Taxes	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%	[ ]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index [1](reflects no deductions for fees, expenses, or taxes)	[ ]% [ ]%	[ ]% [ ]%	[( //)] [ ]%	(_/_/_)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from North Carolina Tax-Exempt Obligations generally are not subject to North Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Institutional Shares BSCIX

Investment Objective

The Fund seeks current income exempt from federal and South Carolina income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [            ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and South Carolina personal income tax (“South Carolina Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal personal income tax and South Carolina personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in South Carolina municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

60

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by South Carolina and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

3.82%	2.71%	1.49%	3.67%	3.82%
03	04	05	06	07
2.56%	9.42%	3.34%	8.48%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares							(10/20/97)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index [1]							(11/01/97)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch

Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from South Carolina Tax-Exempt Obligations generally are not subject to South Carolina personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Virginia Intermediate Tax-Free Fund

Institutional Shares BVATX

Investment Objective

The Fund seeks current income exempt from federal and Virginia income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and Virginia personal income tax (“Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal personal income tax and Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years

ended 12/31

[BAR CHART]

3.53%	2.26%	1.53%	3.78%	4.35%
03	04	05	06	07
4.74%	7.80%	2.42%	8.19%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares							(5/17/99)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index							(6/01/99)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from Virginia Tax-Exempt Obligations generally are not subject to Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Institutional Shares OWVAX

Investment Objective

The Fund seeks current income exempt from federal and West Virginia income taxes consistent with preservation of capital.

Fee Table

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

As a matter of fundamental policy, the Fund will invest, under normal market conditions, at least 80% of its net assets plus borrowings for investment purposes in investments the income from which is exempt from federal income tax, alternative minimum tax, and West Virginia personal income tax (“West Virginia Tax-Exempt Obligations”). The Fund invests, under normal market conditions, primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. Municipal securities in which the Fund will invest include municipal notes and bonds, general obligation bonds, special revenue bonds, private activity bonds, lease obligations, certificates of participation, variable rate demand notes, and tax-exempt commercial paper. The Fund invests in West Virginia municipal securities only if they are “investment grade” (rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average duration of 3.5 to 8 years. The Fund’s dollar-weighted average maturity is expected to be more than 3 years but less than 10 years.

In managing the Fund’s portfolio, the portfolio manager uses a “top down” investment management approach focusing on interest rates and credit quality. The portfolio manager sets, and continually adjusts, a target for the interest rate sensitivity of the Fund’s portfolio based on expectations about interest rate movements. The portfolio manager then selects securities consistent with this target based on their individual characteristics.

The portfolio manager may consider selling a security owned by the Fund to reposition the Fund along the yield curve, to adjust the Fund’s average maturity or duration, to replace a security with one that the portfolio manager believes offers greater total return potential, or to exit a security whose credit fundamentals are deteriorating.

The Fund is non-diversified and, therefore, may invest in a limited number of issuers.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

State-Specific Risk: By concentrating its investments in securities issued by West Virginia and its political subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more geographically diversified.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities, such as bonds. The lower a security’s rating, the greater its credit risk.

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Prepayment/Call Risk: When obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

4.13%	2.55%	2.22%	4.52%	3.50%
03	04	05	06	07
0.49%	9.35%	2.85%	8.56%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares							(2/1/93)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
BofA Merrill Lynch 2-17 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	[	]%	[	]%	[	]%	( / / [	) ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Manager

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since February 2000

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

Distributions of the Fund’s net interest income from tax-exempt securities generally are not subject to federal income tax, but may be subject to the federal alternative minimum tax and to state and local taxes. Distributions of the Fund’s net interest income from West Virginia Tax-Exempt Obligations generally are not subject to West Virginia personal income tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Conservative Fund

Institutional Shares BMGTX

Investment Objective

The Fund seeks capital appreciation and income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed-income securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 25% to 55% of its total assets in Underlying Funds which invest mainly in equity securities, 45% to 75% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 20% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 20% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Fixed Income Fund Risk: The Fund invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

Equity Fund Risk: The Fund also invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

12.78%	6.56%	3.88%	9.03%	4.34%
03	04	05	06	07
-16.53%	17.92%	11.56%	0.46%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares							(10/2/97)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell Global Index (Net)							(9/30/97)
(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Index							(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Balanced Fund

Institutional Shares BCGTX

Investment Objective

The Fund seeks capital appreciation and, secondarily, income by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity and fixed income securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 45% to 75% of its total assets in Underlying Funds which invest mainly in equity securities, 25% to 55% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and up to 15% of its total assets in Underlying Funds which are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 15% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

18.09%	8.76%	4.90%	11.99%	2.97%
03	04	05	06	07
-25.51%	21.80%	14.02%	-3.28%	[	]%
08	09	10	11	12

Best quarter:	[ ]%	[xx/xx/xx]
Worst quarter:	[ ]%	[xx/xx/xx]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares							(10/2/97)
Return Before Taxes	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell Global Index (Net)							(9/30/97)
(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Index							(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Growth Fund

Institutional Shares BCMTX

Investment Objective

The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective.

The Fund will invest 60% to 90% of its total assets in Underlying Funds which invest mainly in equity securities, 10% to 40% of its total assets in Underlying Funds which (i) invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) or (ii) are money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest a greater percentage of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment or investment style on which a fund focuses (e.g., value, growth, small cap, large cap) will underperform other kinds of investments.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

21.80%	10.25%	5.69%	13.48%	2.41%
03	04	05	06	07
-31.54%	23.36%	15.03%	-5.41%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares Return Before Taxes	[	]%	[	]%	[	]%	(10/2/97 [	) ]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell Global Index (Net)							(9/30/97)
(reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[	]%	[	]%	[	]%	[	]%
Barclays Capital U.S. Aggregate Index							(9/30/97)
(reflects no deductions for fees, expenses, or taxes)	[	]%	[	]%	[	]%	[	]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Sterling Capital Strategic Allocation Equity Fund

Institutional Shares BCATX

Investment Objective

The Fund seeks capital appreciation by investing primarily in a group of diversified Sterling Capital Funds which invest mainly in equity securities.

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	None
Redemption Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares
Management Fees	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	[	]%
[Acquired Fund Fees and Expenses1]	[	]%
Total Annual Fund Operating Expenses	[	]%

[1	To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund’s Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years			5 Years			10 Years
Institutional Shares	$	[	]	$	[	]	$	[	]	$	[	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Strategy, Risks and Performance

Principal Strategy

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in Underlying Funds (as defined below) that invest at least 80% of their respective net assets plus borrowings for investment purposes in equity securities. Under normal market conditions, the Fund allocates its assets among (i) Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including exchange-traded funds) that are not a part of the Sterling Capital Funds group of investment companies (collectively, the “Underlying Funds”). The portfolio management team will make allocation decisions according to their outlook for the economy, financial markets and relative market valuation of the Underlying Funds. Under normal circumstances, the Fund intends to invest all of its assets in Underlying Funds to the extent consistent with the Fund’s investment objective. The Fund may invest in Underlying Funds which invest in securities of issuers of any capitalization range.

The Fund will invest up to 100% of its total assets in Underlying Funds which invest mainly in equity securities and up to 10% of its total assets in Underlying Funds which invest mainly in fixed income securities (including investment grade and high yield (“junk”) bonds and floating rate securities) and money market funds. The Fund will invest in Underlying Funds which invest in securities of U.S., international and emerging market issuers.

The Fund may invest in excess of 10% of its total assets in money market funds during periods of large shareholder inflows or when the portfolio management team is rebalancing the portfolio. However, under normal market conditions, the money will be invested in the Underlying Funds in the investment ranges set forth above within three business days.

The Underlying Funds that are part of the Sterling Capital Funds group of investment companies are described in this Prospectus. More information is available online at www.sterlingcapitalfunds.com.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Investing in Mutual Funds Risk: The Fund’s investments are concentrated in the Underlying Funds, so the Fund’s investment performance is directly related to the performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without these constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds’ holdings. In addition, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. As the Underlying Funds or the Fund’s allocations among the Underlying Funds change from time to time, or to the extent that the expense ratio of the Underlying Funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

Asset Allocation Risk: The Fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time, within the ranges set forth in the Fund’s Principal Strategy. The Fund is subject to the risk that the Adviser may allocate assets to an asset class that underperforms other asset classes or that the allocation selected by the Adviser may fail to perform as expected.

Equity Fund Risk: The Fund invests in Underlying Funds that invest mainly in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers’ value, and such fluctuations can be pronounced. Underlying Equity Funds may also be subject to investment style risk which is the risk that the particular market segment on which a fund focuses will underperform other kinds of investments.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently than those of larger firms.

Fixed Income Fund Risk: The Fund also invests in Underlying Funds that invest mainly in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the issuer of a fixed income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded. High-yield/high-risk (“junk”) debt securities, in which some of the Underlying Funds may invest, are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Foreign Investment Risk: The Fund invests in Underlying Funds that invest mainly in foreign securities, of which a substantial portion of such Underlying Fund’s total assets may be invested in emerging market securities. Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. The risks associated with foreign investments are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation, or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative and may be highly volatile.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872

.Institutional Shares Annual Total Returns for years ended 12/31

[BAR CHART]

24.49%	11.64%	7.12%	15.50%	1.48%
03	04	05	06	07
-38.93%	24.60%	14.96%	-7.05%	[	]%
08	09	10	11	12

Best quarter:	[	]%	[xx/xx/xx	]
Worst quarter:	[	]%	[xx/xx/xx	]

Average Annual Total Returns as of December 31, 2012

	1 Year		5 Years		10 Years		Since Inception
Institutional Shares Return Before Taxes	[	]%	[	]%	[	]%	(3/19/01 [	) ]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%	[	]%
Russell Global Index (Net) (reflects no deductions for fees, expenses, or taxes except the reinvestment of dividends net of non-U.S. withholding taxes)	[	]%	[	]%	[	]%	(3/31/01 [	) ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”)

Portfolio Managers

Jeffrey J. Schappe, CFA

Managing Director of Sterling Capital

and Chief Investment Officer

Since March 2005

Robert F. Millikan, CFA

Executive Director of Sterling Capital and Portfolio Manager

Since September 2004

Stephen L. Morgan

Executive Director of Sterling Capital and Portfolio Manager

Since November 2009

Will G. Gholston, CFA

Director of Sterling Capital and Manager of Quantitative Analysis

Since March 2006

Purchase and Sale of Fund Shares

Account Type	Minimum Initial Investment*	Minimum Subsequent Investment
Regular Account	$1,000,000	$0

*	Investors and employees of Sterling Capital purchasing shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

You may buy Institutional Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund. These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional Shares also are available for purchase at www.sterlingcapitalfunds.com.

Tax Information

The Fund normally distributes its net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

(GRAPHIC) Additional Investment Strategies and Risks

The investment objective and principal investment strategies of each Fund are described under its respective “Investment Objective” and “Strategy, Risks and Performance” section, earlier in this Prospectus. The following information supplements the investment objective and principal investment strategies of each Fund and provides additional information regarding non-principal strategies in which a Fund may engage.

STOCK FUNDS

Select Equity Fund, Mid Value Fund, Small Value Fund, Special Opportunities Fund, and Equity Income Fund (“Stock Funds”)

All Stock Funds: Foreign Securities – Each Fund may invest in foreign securities (including securities of issuers located in emerging markets) through the purchase of American Depositary Receipts (“ADRs”) or the purchase of foreign securities traded on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets (or 30% of the value of its total assets for the Equity Income Fund or 50% of the value of its total assets for the Special Opportunities Fund).

BOND FUNDS

Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund, and Securitized Opportunities Fund (“Taxable Bond Funds”), Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund (“Tax-Free Bond Funds”)

All Bond Funds (except Ultra Short Bond Fund): Portfolio Maturity – Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund’s weighted average portfolio maturity, the effective maturity of these securities will be used.

Ultra Short Bond Fund: Portfolio Maturity — Certain debt securities such as, but not limited to, mortgage backed securities, collateralized mortgage obligations and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating the Fund’s weighted average portfolio maturity, the weighted average life to maturity of these securities will be used. The weighted average life to maturity of these securities reflects the average time it takes for a dollar of principal of the security to be repaid.

Ultra Short Bond Fund. The Fund may invest in the shares of other investment companies.

Short-Term Bond Fund. The Fund may invest in the shares of other investment companies.

Intermediate U.S. Government Fund. The Fund may invest up to 20% of its net assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

Total Return Bond Fund. The Fund may also invest in short-term obligations and the shares of other investment companies.

Corporate Fund — The Fund may invest in (i) mortgage-backed securities, including commercial mortgage-backed securities and collateralized mortgage obligations and (ii) asset-backed securities.

Corporate Fund and Securitized Opportunities Fund. The Funds may invest in short-term obligations and the shares of other investment companies.

Kentucky Intermediate Tax-Free Fund. For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Kentucky Tax-Exempt Obligations to over 20% of its total assets.

Maryland Intermediate Tax-Free Fund. For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Maryland Tax-Exempt Obligations to over 20% of its total assets.

North Carolina Intermediate Tax-Free Fund. For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina Tax-Exempt Obligations to over 20% of its total assets.

South Carolina Intermediate Tax-Free Fund. For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina Tax-Exempt Obligations to over 20% of its total assets.

Virginia Intermediate Tax-Free Fund. For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia Tax-Exempt Obligations to over 20% of its total assets.

West Virginia Intermediate Tax-Free Fund. For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than West Virginia Tax-Exempt Obligations to over 20% of its total assets.

All Tax-Free Bond Funds. Each Fund may invest up to 20% of its net assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

Temporary Defensive Measures. If deemed appropriate under the circumstances, each Tax-Free Bond Fund may invest in cash or securities subject to federal income tax. This may cause a Fund to receive and distribute taxable income to investors, and to that extent to fail to meet its investment objective.

Funds of Funds

Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund and Strategic Allocation Equity Fund (“Funds of Funds”)

The Funds of Funds’ net asset values will fluctuate with changes in the value of the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

With their remaining assets, the Funds of Funds may make direct investments in government securities and short-term paper. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

All Stock Funds and Bond Funds

For purposes of the Funds’ 80% policies, the Funds will “look-through” investments in investment companies, such as iShares®, and will include such investments in their respective percentage totals.

All Stock Funds, Bond Funds and Funds of Funds

Active Trading. Each Stock Fund, Bond Fund, and Fund of Funds may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. Frequent and active trading may cause adverse tax consequences for shareholders by increasing the amount of a Fund's realized capital gains, which in turn may result in increased taxable distributions to shareholders, and by increasing the proportion of the Fund's realized capital gains that are short-term capital gains, which when distributed are generally taxable to shareholders at ordinary income rates.

Temporary Defensive Measures. A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. A Fund may not achieve its investment objective as a result of any such temporary defensive position. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of each Fund’s total net assets. Such short-term obligations may include money market instruments and repurchase agreements.

All Funds

Fundamental Policies. Any of the policies identified above as fundamental may only be changed with respect to a particular Fund by a vote of a majority of the outstanding shares of that Fund (as defined in the 1940 Act).

Name Policies

To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Strategy." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risks associated with the securities and investment techniques described below. You may also consult the statement of additional information (“SAI”) for additional details regarding these and other permissible investments.

Sterling Capital Funds	Asset- Backed Securities	Common Stock	Convertible Securities	Delayed Delivery/When-Issueds	Derivatives	Emerging Markets	Forward Foreign Currency Contracts	Guaranteed Investment Contracts	High- Yield/ High- Risk Debt Securities	Illiquid Securities	Investment Company Securities	Investment Grade Bonds
Stock Funds
Select Equity Fund	X	X	X	X	X	X		X	X	X	X	X
Mid Value Fund		X	X		X					X	X
Small Value Fund		X	X	X	X					X	X
Special Opportunities Fund	X	X	X	X	X			X	X	X	X	X
Equity Income Fund	X	X	X	X	X			X	X	X	X	X
Bond Funds
Ultra Short Bond Fund	X	X	X	X	X	X	X	X	X	X	X	X
Short-Term Bond Fund	X	X	X	X	X	X	X	X	X	X	X	X
Intermediate U.S. Government Fund	X			X	X			X		X	X	X
Total Return Bond Fund	X	X	X	X	X	X	X	X	X	X	X	X
Kentucky Intermediate Tax-Free Fund	X			X	X					X	X	X
Maryland Intermediate Tax-Free Fund	X			X	X					X	X	X
North Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X
South Carolina Intermediate Tax-Free Fund	X			X	X					X	X	X
Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X
West Virginia Intermediate Tax-Free Fund	X			X	X					X	X	X
Corporate Fund	X	X	X	X	X	X	X	X	X	X	X	X
Securitized Opportunities Fund	X	X	X	X	X			X	X	X	X	X
Funds of Funds
Strategic Allocation Conservative Fund				X							X
Strategic Allocation Moderate Fund				X							X
Strategic Allocation Growth Fund				X							X
Strategic Allocation Equity Fund				X							X

Money Market Instruments	Mortgage-Backed Securities	Mortgage Dollar Rolls	Municipal Securities	Non-U.S. Traded Foreign Securities	Preferred Stocks	Real Estate Investment Trusts (REITs)	Restricted Securities	Reverse Repurchase Agreements	Trust Preferred Securities	U.S. Government Agency Securities	U.S. Traded Foreign Securities	U.S. Treasury Obligations	Variable and Floating Rate Instruments	Warrants	Zero- Coupon Debt Obligations

X	X	X	X	X	X	X	X	X	X	X	X	X		X	X
X				X	X	X			X	X	X	X		X
X				X	X	X				X	X	X		X
X	X	X	X	X	X	X	X	X	X	X	X	X		X	X
X	X	X	X	X	X	X	X	X	X	X	X	X		X	X

X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X				X	X		X	X	X	X		X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X				X	X		X		X	X		X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
X	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X

X							X			X		X
X							X			X		X
X							X			X		X
X							X			X		X

Additional Information about the Funds’ Investments

Principal Investments

The following information supplements information regarding instruments in which a Fund may invest on a principal basis, as described in the applicable Fund’s Principal Strategy.

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

Common Stock: Shares of ownership of a company.

Convertible Securities: Bonds or preferred stock that convert to common stock.

Derivatives: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swap agreements, some mortgage-backed securities and custody receipts.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Funds will sell only covered call and secured put options.

Custody Receipts: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities.

Futures and Related Options: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

Stock-Index Options: A security that combines features of options with securities trading using composite stock indices.

Structured Products: Individually negotiated agreements organized and operated to restructure the investment characteristics of an underlying security, involving the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments.

Swaps: An arrangement in which a Fund and another entity may lend to each other on different terms, e.g., in different currencies, and/or different interest rates.

Emerging Markets: Securities issued by foreign companies in countries that are defined as an emerging or developing economy by any one of the International Bank for Reconstruction and Development (the World Bank), the International Finance Corporation of the World Bank, the United Nations or their authorities.

Foreign Securities — Non-U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

European Depositary Receipts (“EDRs”): EDRs are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities.

Eurodollar Certificates of Deposit (“ECDs”): ECDs are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S.

Eurodollar Time Deposits (“ETDs”): ETDs are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank.

Global Depositary Receipts (“GDRs”): GDRs are depositary receipts structured as global debt issues to facilitate trading on an international basis.

Foreign Securities — U.S. Traded: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

American Depositary Receipts (“ADRs”): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

Yankee Bonds, Notes, and Similar Debt Obligations: U.S.-dollar denominated bonds and notes issued by foreign corporations or governments.

Canada Bonds: Issued by Canadian provinces.

Sovereign Bonds: Issued by the government of a foreign country.

Supranational Bonds: Issued by supranational entities, such as the World Bank and European Investment Bank.

Forward Foreign Currency Contracts: An obligation to purchase or sell a specific amount of a currency at a fixed future date and price set at the time the contract is negotiated.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Investment Company Securities: Shares of investment companies. The Stock and Bond Funds, each respectively, may invest up to 5% of its total assets in the shares of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies (the “3-5-10 Limitations”). These investment companies may include shares of other investment companies for which the Adviser to a Fund or any of its affiliates serves as investment adviser or underwriter. The Funds of Funds may invest in Underlying Funds to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund’s investment objective and strategies. The Funds of Funds’ investments in Underlying Funds that are part of the Sterling Capital Funds group of investment companies will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in Underlying Funds that are not part of the Sterling Capital Funds group of investment companies may exceed these limitations to the extent permitted by applicable law or exemptive relief obtained from the SEC. Notwithstanding the foregoing, pursuant to exemptive rules under the 1940 Act, each Fund may invest in shares of affiliated or unaffiliated money market funds without limit to the extent permitted by its investment strategy.

Bear Funds: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

Exchange-Traded Funds (“ETFs”): ETFs, such as Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership interest in long-term unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or that hold a portfolio of stocks designed to track the price, performance and dividend yield of an index, such as the S&P 500® Index or the NASDAQ-100 Index, or a group of stocks in a particular geographic area. BlackRock’s iShares are also ETFs and are index funds that trade like shares. ETFs entitle a holder to receive proportionate cash distributions corresponding to the dividends that accrue to the stocks in the underlying portfolio, less trust expenses. With respect to ETFs that are registered investment companies, the Funds must comply with the 3-5-10 Limitations described above, except that the Funds may invest in certain ETFs, including but not limited to iShares, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Investment Grade Bonds: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody’s or similarly rated by other NRSROs, or, if not rated, determined to be of comparable quality by the Adviser.

Money Market Instruments: Investment grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. government obligations, domestic and foreign commercial paper (including variable amount master demand notes), repurchase agreements, certificates of deposit, bankers’ acceptances, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, bank accounts and other financial institution obligation. Money market instruments may carry fixed or variable interest rates. These investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality.

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

Certificates of Deposit: Negotiable instruments with a stated maturity.

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

Time Deposits: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Variable Amount Master Demand Notes: Unsecured demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

Collateralized Mortgage Obligations: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

Mortgage Dollar Rolls: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include industrial development bonds and other private activity bonds, as well as general obligation bonds, revenue bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities (single family revenue bonds), obligations issued on behalf of Section 501(c)(3) organizations, and pre-refunded (or escrowed to maturity) bonds whose timely payment of principal and interest is ensured by an escrow of U.S. government obligations.

There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (“COPs”); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

Stand-by Commitments: Contract where a dealer agrees to purchase at a fund’s option a specified municipal obligation at its amortized cost value to a fund plus accrued interest. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity.

Preferred Stocks: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include Fannie Mae and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Stripped Obligations: U.S. Treasury Obligations and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or other institution.

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

Warrants: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

Non-Principal Investments

The Funds may, but will not necessarily, invest in any instruments listed below as a non-principal strategy, to the extent indicated on the Investment Practices table on pages [91-92] with respect to such Fund.

Delayed Delivery Transactions/Forward Commitments/When-Issueds: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund’s obligations under these commitments will not exceed 25% of its total assets.

Guaranteed Investment Contracts: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

Illiquid Securities: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Real Estate Investment Trusts (“REITS”): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

Restricted Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

Trust Preferred Securities: Securities possessing characteristics of both equity and debt issues.

Zero-Coupon Debt Obligations: Bonds and other debt that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Investment Risks

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in “Strategy, Risks and Performance” section in each Fund’s summary section. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

Principal Risks

The following are principal risks for one or more Sterling Capital Fund.

Counterparty Risk. The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation. This could cause a Fund to lose the benefit of a transaction or prevent a Fund from selling or buying other securities to implement its investment strategies.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

Credit Enhancement Risk. The securities in which a Fund invests may be subject to credit enhancement (for example, guarantees, letters of credit or bond insurance). If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded. Having multiple securities credit-enhanced by the same enhancement provider will increase the adverse effects on a Fund that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect a Fund.

Derivatives Risk. The possibility that the Fund will suffer a loss from its use of derivatives. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Even a small investment in derivatives can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks than are involved in hedging. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for swaps and other over-the-counter traded derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices, and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price.

Emerging Markets Risk. The risks associated with foreign investments (see “Foreign Investment Risk”) are particularly pronounced in connection with investments in emerging markets. In addition, profound social changes and business practices that depart from norms in developed countries’ economies have hindered the orderly growth of emerging economies and their markets in the past and have caused instability. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Estimated Maturity Risk. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

ETF Risk. The risk associated with the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in being more volatile than the underlying portfolio of securities. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF.

Foreign Currency Transaction Risk. Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Foreign Investment Risk. Risks relating to investments in foreign securities include higher transaction costs, delayed settlements, currency controls, adverse economic developments and possible foreign controls on investment. Foreign investment risk also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency-denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody’s). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include “lower rated bonds,” “non-investment grade bonds” and “junk bonds.”

Income Risk. The possibility that a Fund’s income from fixed-income securities – and thus its total return – will decline due to falling interest rates. Income risk is generally high for shorter-term bonds and low for longer term bonds, because in an environment of falling interest rates as bonds mature a Fund may be forced to invest in lower-yielding securities.

Interest Rate Risk. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. Some of the Funds’ debt instruments may be valued, in part, by reference to the relative relationship between interest rates on tax-exempt securities and taxable securities, respectively. When the market for tax-exempt securities underperforms (or outperforms) the market for taxable securities, the value of these investments may be negatively affected (or positively affected). Certain factors, such as the presence of call features, also may cause a particular security invested in by the Funds, or a Fund as a whole, to exhibit less sensitivity to changes in interest rates.

Risks Associated with Investing Share Proceeds. On days during which there are net purchases of Fund shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchases is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

Inverse Market Risk. The particular type of market risk associated with “bear funds” that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

Investment Company Risk. Investing in another investment company or pooled vehicle, including ETFs, subjects a Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, a Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent a Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Investment Style Risk. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better — or worse — than common stocks in general. These periods can last for as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

Leverage Risk. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

Speculative. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative’s original cost.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of foregoing an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market Risk. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Middle Capitalization Company Risk. Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Mortgage-Backed and Asset-Backed Securities Risk. Some Funds may invest in mortgage-backed securities, which may involve exposure to so-called “sub-prime” mortgages that are subject to certain other risks including prepayment and call risks, which are described below. Mortgage-backed and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. For instance, these securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. This is known as extension risk. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. The value of mortgage-backed and asset-backed securities may be substantially dependent on the servicing of the underlying asset pools, and are therefore subject to risks associated with negligence by, or defalcation of, their servicers. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Options Risk. There are several risks associated with transactions in options on securities, such as exchange-listed, over-the-counter and index options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time, especially when a Fund seeks to close out an option position; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract at any particular time even if the contract is traded on an exchange. Exchanges may establish daily price fluctuation limits for options contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day, making it impossible for a Fund to enter into new positions or close out existing positions. As a result, a Fund’s access to other assets held to cover the options positions could also be impaired. A Fund may be at risk that the counterparties entering into the option transaction will not fulfill their obligations, particularly if the Fund utilizes over-the-counter options. Because option premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more volatile than investing directly in the underlying securities.

As the writer of a covered call option, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retains the risk of loss should the price of the underlying security decline. As a Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Prepayment/Call Risk. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will “call” — or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income – and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

Sector Risk. The risk that a Fund comprised of securities credit enhanced by banks or companies with similar characteristics will be more susceptible to any economic, business, political, or other developments that generally affect these entities. Developments affecting banks or companies with similar characteristics might include changes in interest rates, changes in the economic cycle affecting credit losses and regulatory changes.

Small Company Risk. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. While distributions by the Tax-Free Bond Funds of interest income from municipal securities will generally be exempt from federal income tax (although a portion of such distributions may be subject to the federal alternative minimum tax), distributions of any capital gains realized on such securities, and distributions of income or gains realized with respect to other fund investments (including derivatives), may be subject to applicable federal, state, and local income tax. Failure by an issuer of municipal securities to comply with certain requirements of the Internal Revenue Code could result in taxation of the interest income from such securities or other adverse tax consequences to shareholders. In addition, the tax treatment of municipal or other securities could be changed by legislative or judicial action, thereby affecting the value of those securities.

U.S. Government Securities Risk. The risk associated with securities issued by agencies of the U.S. government such as Fannie Mae or Freddie Mac. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, or supported by the full faith and credit of the U.S. government, and so involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued by these entities.

Non-Principal Risks

The following are non-principal risks for one or more Sterling Capital Fund.

Commodity Fund Risk. In addition to the risks described under “Investment Company Risk” above, the value of a Fund’s investment in other investment companies that invest in commodity-related securities may be affected by changes in overall market movements or factors affecting a particular industry or commodity and may fluctuate significantly over short periods for a variety of factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Investments linked to the prices of commodities are considered speculative and may be more volatile than investments in other types of securities or instruments. The commodity markets are subject to temporary distortions or other disruptions due to a variety of factors, including the lack of liquidity in the markets, the participation of speculators and government regulation and intervention.

Political Risk. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Regulatory Risk. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

(GRAPHIC)	Fund Management

The Investment Adviser

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2012, Sterling Capital had approximately $38 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

The Funds and Sterling Capital have obtained exemptive relief from the Securities and Exchange Commission (“SEC”) that permits Sterling Capital, subject to certain conditions, including the one-time prior approval of the Funds’ Board of Trustees and shareholders, to appoint and replace sub-advisers, enter into sub-advisory agreements, and amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval. Sterling Capital has received the one-time approval from the Funds’ Board of Trustees and shareholders. Pursuant to the exemptive relief from the SEC, Sterling Capital now has the ability to change the fee payable to a sub-adviser or appoint a new sub-adviser at a fee different than that paid to the current sub-adviser, which in turn may result in a different fee retained by Sterling Capital. Such relief has been granted only with respect to unaffiliated sub-advisers.

Through its portfolio management team, Sterling Capital makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds’ investment programs.

Each Fund pays the Adviser fees in return for providing or arranging for the provision of investment advisory services.

For these advisory services, the Funds paid as follows during their fiscal year ended September 30, 2012:

Percentage of average net assets for the fiscal year ended 09/30/12
Select Equity Fund	0.60%
Mid Value Fund	0.70%
Small Value Fund	0.80%
Special Opportunities Fund	0.80%
Equity Income Fund	0.70%
Ultra Short Bond Fund[1]	0.20%
Short-Term Bond Fund	0.35%
Intermediate U.S. Government Fund	0.48%
Total Return Bond Fund	0.48%
Corporate Fund	0.35%
Securitized Opportunities Fund	0.35%
Kentucky Intermediate Tax-Free Fund	0.40%
Maryland Intermediate Tax-Free Fund	0.40%
North Carolina Intermediate-Tax-Free Fund	0.45%
South Carolina Intermediate Tax-Free Fund	0.45%
Virginia Intermediate Tax-Free Fund	0.45%
West Virginia Intermediate Tax-Free Fund	0.45%
Strategic Allocation Conservative Fund	0.17%
Strategic Allocation Balanced Fund	0.17%
Strategic Allocation Growth Fund	0.17%
Strategic Allocation Equity Fund	0.17%

1	Commenced operations on November [__], 2012.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with Sterling Capital is available in the Funds’ annual report to shareholders for the period ended September 30, 2012.

Portfolio Managers

Select Equity Fund. Stephen L. Morgan has been primarily responsible for the management of the Fund since November 2009. Mr. Morgan is an Executive Director of Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has investment experience since 1980 and holds a B.S. in Finance & Accounting from American University and an M.B.A. from Virginia Tech.

Mid Value Fund. Timothy P. Beyer, CFA, has been the Portfolio Manager and/or Co-Portfolio Manager of the Mid Value Fund since July 2005. Mr. Beyer is a Managing Director of Sterling Capital. He has been with Sterling Capital and its predecessors since 2004 and has investment experience since 1989. From 2003-2004, Mr. Beyer served as Portfolio Manager of the AIM Midcap Basic Value Fund for AIM Investments. From 2000-2002, Mr. Beyer worked at USAA managing the USAA Value Fund and USAA Balanced Fund. Mr. Beyer served on the Council of Examiners for the CFA Institute for four eyars and a CFA grader for seven years. He is a graduate of East Carolina University where he received his B.S.B.A. in Finance. He is a CFA Charterholder.

Small Value Fund. Eduardo Brea, CFA, Managing Director and Equity Portfolio Manager is responsible for the day-to-day investment decisions of the Small Value Fund. Mr. Brea has been with Sterling Capital and its predecessors since 1995 and has over investment experience since 1989. Mr. Brea received a B.S. in Finance from the University of Florida and a M.B.A. from the University of South Florida. He was also a Director of Avatar Holdings from 2002-2009. He is a CFA Charterholder.

Special Opportunities Fund and Equity Income Fund. George F. Shipp, CFA, has been the Portfolio Manager of the Special Opportunities Fund and the Equity Income Fund since their inception. Mr. Shipp is the Managing Director of Sterling Capital since January 2013. Mr. Shipp previously was Senior Managing Director of CHOICE Asset Management, a department of Scott & Stringfellow, LLC (“Scott & Stringfellow”) (a wholly-owned subsidiary of BB&T Corporation) and Chief Investment Officer of the CHOICE portfolios, separate accounts sponsored by Scott & Stringfellow. Prior to joining Sterling Capital, Mr. Shipp was with Scott & Stringfellow since 1982.

Intermediate U.S. Government Fund. Brad D. Eppard, CFA, has been the Portfolio Manager of the Intermediate U.S. Government Fund since July 2003. Mr. Eppard is a Director and Portfolio Manager with Sterling Capital. He joined BB&T Asset Management in July 2003 and Sterling Capital through merger in October 2010. Mr. Eppard has investment experience since 1985 and holds a B.S. in Business Administration/Accounting from Radford University. He is a CFA Charterholder.

Ultra Short Bond Fund, Total Return Bond Fund,Short-Term Bond Fund, Corporate Fund, and Securitized Opportunities Fund. Mark Montgomery, CFA, has been Portfolio Manager of the the Ultra Short Bond Fund since November 2012, and has been Portfolio Manager of the Total Return Bond Fund since January 2008 ,and has been Portfolio Manager of the Short-Term Bond Fund since February 2011. He has been Portfolio Manager of the Corporate Fund and the Securitized Opportunities Fund since June 2011. Mr. Montgomery is a Managing Director. Mr. Montgomery joined Sterling Capital in 1997 and is a Senior Fixed Income Portfolio Manager and head of Sterling Capital’s Fixed Income Portfolio Management. He has investment experience since 1990. Prior to joining Sterling Capital, he worked at The Vanguard Group for seven years working on their long-term and high-yield municipal portfolio management team. Mr. Montgomery is a graduate of West Chester University where he received his B.S. in Marketing and holds a minor in Public Administration. He received his M.B.A. from Drexel University with a concentration in investment management. He is a CFA charterholder.

Richard T. LaCoff has been Co-Portfolio Manager of the Ultra Short Bond Fund since November 2012 and has been Co-Portfolio Manager of the Total Return Bond Fund and the Short-Term Bond Fund since February 2011. He has been Co-Portfolio Manager of the Corporate Fund and the Securitized Opportunities Fund since June 2011. Mr. LaCoff is a Managing Director. Mr. LaCoff joined Sterling Capital in 2007 and is a Senior Fixed Income Portfolio Manager and head of Sterling Capital’s Fixed Income Trading and Analytics. He has investment experience since 1991. Prior to joining Sterling Capital, he worked for RiverSource Investments as a Senior Portfolio Manager overseeing more than $12 billion in tax-exempt assets. He developed domestic as well as international fixed income experience during his nine-year tenure with Payden & Rygel

Investment Counsel. During that time he held a number of positions that included Global Bond Strategist, Head of Global Non-Dollar Investment Grade Credit Strategy, and Head of Municipal Bond Strategy and Trading. He held the former two positions while living in London where he established Payden & Rygel’s overseas trading operation. Additionally, he worked at The Vanguard Group as a member of their fixed income portfolio management team. Mr. LaCoff is a magna cum laude graduate of Villanova University where he received his B.S. in Business Administration and holds an M.S. in Finance from Drexel University.

Tax-Free Bond Funds. Robert F. Millikan, CFA, has managed or has been a member of the team that manages each of the Tax-Free Bond Funds since February 2000. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010. He has investment experience since 1990 and holds a B.A. in Economics from Wake Forest University. He is a CFA Charterholder.

Funds of Funds. All decisions for the Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, and Strategic Allocation Equity Fund are made by the Sterling Capital Balanced Portfolio Management Team, which includes Jeffrey J. Schappe, Robert F. Millikan, Stephen L. Morgan and Will G. Gholston.

Mr. Schappe, CFA, has been a member of the team that manages the Fund of Funds since March 2005. Mr. Schappe is a Managing Director and Chief Investment Officer with Sterling Capital. He joined BB&T Asset Management in 2004 and Sterling Capital through merger in October 2010. Mr. Schappe has banking, research and investment experience since 1991 and holds a B.A. in Journalism and an M.B.A. in Finance, Investments and Banking from the University of Wisconsin, Madison. He is a CFA Charterholder.

Mr. Millikan, CFA, has been a member of the team that manages the Fund of Funds since September 2004. Mr. Millikan is an Executive Director and Portfolio Manager with Sterling Capital. He joined the predecessor to BB&T Asset Management in February 2000 and Sterling Capital through merger in October 2010. He has investment experience since 1990 and holds a B.A. in Economics from Wake Forest University. He is a CFA Charterholder.

Mr. Morgan has been a member of the team that manages the Fund of Funds since November 2009. Mr. Morgan is an Executive Director with Sterling Capital. He joined BB&T Asset Management in 1999 and Sterling Capital through merger in October 2010. Mr. Morgan has investment experience since 1980 and holds a B.S. in Finance & Accounting from American University and an M.B.A. from Virginia Tech.

Mr. Gholston, CFA, has been a member of the team that manages the Fund of Funds since March 2006. Mr. Gholston is a Director and Manager of Quantitative Analysis with Sterling Capital. He joined BB&T Asset Management in 2003 and Sterling Capital through merger in October 2010. Mr. Gholston has investment experience since 2000 and holds a B.A. in Economics from the University of North Carolina, Chapel Hill. He is a CFA Charterholder.

Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares in Funds for which they are portfolio manager is available in the SAI.

The Administrator and Underwriter

Sterling Capital Management LLC (the “Administrator”), 434 Fayetteville Street, 5th Floor, Raleigh, NC 27601, serves as each Fund’s administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as each Fund’s sub-administrator.

Sterling Capital Distributors, LLC (the “Distributor”), 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312, serves as the principal underwriter of each Fund’s shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the Financial Industry Regulatory Authority.

The SAI has more detailed information about the Adviser and other service providers.

Shareholder Information

Choosing a Share Class

Sterling Capital Funds offer different classes of Fund shares, which have different expenses and other characteristics. Two classes of Fund shares, Institutional and Class R Shares, are offered in this Prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. The following are some of the main characteristics of the Institutional and Class R Shares:

Institutional Shares

•	No sales charges.

•	No distribution and shareholder service (12b-1) fees.

•

Available only to Branch Banking and Trust Company and its affiliates and other financial service providers or intermediaries approved by the Fund for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity; to individuals or corporations investing $1,000,000 or more; to employees of Sterling Capital; or to Trustees of the Sterling Capital Funds.

•	Offered By:

Select Equity Fund	Securitized Opportunities Fund
Mid Value Fund	Kentucky Tax-Free Fund
Small Value Fund	Maryland Tax-Free Fund
Special Opportunities Fund	North Carolina Intermediate Tax-Free Fund
Equity Income Fund	South Carolina Intermediate Tax-Free Fund
Ultra Short Bond Fund	Virginia Intermediate Tax-Free Fund
Short-Term Bond Fund	West Virginia Intermediate Tax-Free Fund
Intermediate U.S. Government Fund	Strategic Allocation Conservative Fund
Total Return Bond Fund	Strategic Allocation Balanced Fund
Corporate Fund	Strategic Allocation Growth Fund
Strategic Allocation Equity

R Shares

•	No sales charges.

•	Distribution and shareholder service (12b-1) fee of 0.50% of average daily net assets.

•

Available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Also available to certain registered investment adviser platforms and wrap products. Please call your financial adviser or plan administrator for more information.

•

Eligible Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares. The administrator of an Eligible Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or organization that provides recordkeeping services for the Eligible Plan.

•	Offered By:

Mid Value Fund

Special Opportunities Fund

Equity Income Fund

Total Return Bond Fund

Small Value Fund

For actual past expenses of the Institutional and Class R Shares, see the fund-by-fund information earlier in this Prospectus.

The Funds also offer Class A and Class C Shares, each of which has its own expense structure. Class B Shares are closed to new purchases. Class A and Class C Shares are available to investors who are fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Institutional Shares. Call the Funds for more information (see back cover of this Prospectus).

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and shareholder service (12b-1) fees, are borne solely by that share class.

Sterling Capital Deposit Account

A shareholder may deposit redemption proceeds from any Sterling Capital Fund into the Sterling Capital Deposit Account (“SCDA”) at Branch Banking and Trust Company (“BB&T Co.”). The SCDA is not a mutual fund.

The SCDA is an interest-bearing account offered through an arrangement with BB&T Co. Each SCDA depositor is federally insured by the Federal Deposit Insurance Corporation (FDIC) subject to FDIC limits and conditions. An SCDA is only available to individuals, certain governmental units, trusts, and nonprofit organizations. Subject to applicable investment minimums you may open and maintain an SCDA and take advantage of check-writing (with a $100 minimum per check) and easy online or telephonic transfers to and from your Sterling Capital Funds account. Check-writing privileges are not available for IRA accounts. The SCDA is subject to certain terms. Please call 1-800-228-1872 or visit www.sterlingcapitalfunds.com for more information. The rate of interest for the SCDA will vary.

In contrast to the SCDA, an investment in a Sterling Capital Fund is not a bank deposit and is not insured by the FDIC.

Pricing of Fund Shares

How NAV is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of the Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV = Total Assets – Liabilities

            Number of Shares

            Outstanding

Generally, you can find a Fund’s NAV daily at www.wsj.com/free. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4:00 p.m. Eastern time on days the NYSE is open. On any day that the bond or stock markets close early, such as days in advance of or following holidays or in the event of an emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received by the Fund. This is what is known as the offering price.

A Fund’s securities are generally valued at current market prices. If market quotations are not readily available, or if available market quotations are determined not to be reliable, or if a security's value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is traded, but before a Fund's NAV is calculated, prices will be based on fair value as determined by Sterling Capital Funds’ Pricing Committee (the “Pricing Committee”) pursuant to procedures established by Sterling Capital Funds’ Board of Trustees. For further information regarding the methods used in valuing the Fund’s investments, please see “Additional Information About the Funds — Fair Value Pricing Policies” on page [            ].

Purchasing and Adding to Your Shares

Institutional Shares

You may purchase Institutional Shares of the Funds through procedures established by the Fund in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers or intermediaries approved by the Fund.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information. Institutional shares also may be purchased online at www.sterlingcapitalfunds.com.

The minimum initial investment in Institutional Shares of the Funds offered by this Prospectus is $1,000,000*. An Institutional shareholder’s minimum investment can be calculated by combining all accounts he/she maintains with Sterling Capital Funds. Trustees of the Sterling Capital Funds are not subject to a minimum initial investment requirement.

*	Investors and employees of Sterling Capital purchasing Shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

Class R Shares

Eligible Plans generally may open an account and purchase Class R Shares by contacting an investment dealer authorized to sell the Funds’ Class R Shares. Additional shares may be purchased through an Eligible Plan’s administrator or record keeper. These parties are responsible for transmitting orders by close of business.

All Shares

Not all Funds or classes may be available for purchase in your state.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, money orders, credit card convenience checks, cash, traveler’s checks, and checks drawn on foreign currencies are not accepted. Each Fund or the transfer agent has the right to reject cashier’s checks and official checks. In addition, bank starter checks are not accepted for initial purchase into the Funds.

The Funds or their agent may reject a purchase order if the Funds or their agent considers it in the best interests of the Funds and their shareholders.

Shares of the Funds have not been registered for sale outside of the U.S. The Funds generally do not sell shares to investors residing outside of the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

Automatic Investment Plan for Institutional Shares

You can make automatic investments in Institutional Shares of the Fund(s) from your bank account, the Sterling Capital Deposit Account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you’ve invested the minimum amount required to open the account.* To invest regularly from your bank account:

•	Complete the Automatic Investment Plan portion on your account application or the supplemental sign-up form.

•	Make sure you note:

•	Your bank name, address and account number.

•	The amount you wish to invest automatically (minimum $25).

•	How often you want to invest (every month, 4 times a year, twice a year or once a year).

•	Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.

*	Investors and employees of Sterling Capital purchasing Shares through Branch Banking and Trust Company, its affiliates or other financial service providers or intermediaries approved by the Fund are not subject to a minimum initial investment requirement.

Anti-Money Laundering Program

The Funds’ transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person’s) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes they have identified potentially criminal activity, the Funds and the transfer agent each reserve the right to refuse to open your account, to close your account or to take such other action as they deem reasonable or required by law.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Bond Funds are declared daily and paid monthly. Income dividends for the Stock Funds and the Funds of Funds are declared and paid quarterly to the extent they exceed a de minimis amount set by the Board of Trustees.

Distributions are made on a per share basis regardless of how long you have owned your shares. The distribution will be taxable to you if you hold shares in a taxable account even if the distribution is paid from income or gains earned by the Fund before your investment (and thus was included in the price you paid).

Avoid Tax Withholding

Each Fund is required to withhold a percentage of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number or have otherwise failed to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI and provide a correct Taxpayer Identification Number (Social Security Number for most investors) on the account application.

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in good order by the Fund, its transfer agent, or your investment representative. For more information, see section on “General Policies on Selling Shares” on page [            ].

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

Instructions for Selling Shares

Class R Shares

Selling shares, like purchases, may only be effected through your Eligible Plan. Contact your plan administrator or refer to the appropriate plan documents for details.

Institutional Shares

If selling your shares through a financial institution or your financial adviser or broker, you should inquire about redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. Normally you will receive your proceeds within a week after your request is received. For all other sales transactions, follow the instructions below. For additional policies on selling shares, including redemptions in writing requirements please see page [__].

By Telephone (unless you have declined telephone sales privileges)

1.	Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [ ]).

By Mail

1.	Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:

•	your Fund and account number

•	amount you wish to redeem

•	address where your check should be sent

•	account owner signature

2.	Mail to: Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762 or for overnight delivery mail to 4400 Computer Drive, Westborough, MA 01581-1722.

For the expedited delivery of your redemption proceeds we offer multiple options.

1.	By Overnight Service

The Fund will charge a $10 fee for this service.

2.	By Wire Transfer

You must indicate this option on your application or provide a Medallion signature guarantee letter of instruction to add wire instructions after your account has been established.

The Fund will charge a $7 wire transfer fee for each wire transfer request. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

3.	Electronic Redemptions

Your bank must participate in the Automated Clearing House (“ACH”) and must be a U.S. bank. You may establish the transfer of electronic redemptions to your Sterling Capital Deposit Account. Note: Your financial institution may also charge a separate fee.

If you call by 4 p.m. Eastern time, your payment will normally be transferred to your bank within 3 business days.

Online

1. Using an internet browser, go to www.sterlingcapitalfunds.com and sign in to your account.

2. Select the account and fund you wish to sell.

3. Enter the number of shares you wish to redeem. You may have your redemption proceeds mailed to the address of record or sent to your bank account via electronic transfer (ACH). Electronic transfers are only allowed if the banking privilege was previously set up on your account. (See “General Policies on Selling Shares — Verifying Telephone and Online Redemptions” on page [            ]).

Auto Withdrawal Plan for Institutional Shares

You can receive automatic payments from your Institutional Shares account on a monthly, quarterly, semi-annual or annual basis. You may receive automatic payments from your Sterling Capital Fund account into your Sterling Capital Deposit Account. The minimum withdrawal is $25. To activate this feature:

•	Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

•	Include a voided personal check.

•	Your account must have a value of $5,000 or more to start withdrawals.

•	If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

General Policies on Selling Shares

Redemptions In Writing Requirements

You must request redemption in writing and obtain a Medallion signature guarantee if:

•	Your account registration or the name(s) on your account has changed within the last 10 business days; or

•	The check is not being mailed to the address on your account; or

•	The check is not being made payable to the owner(s) of the account; or

•	Your account address has changed within the last ten business days; or

•	The redemption proceeds are being transferred to another Fund account with different registration; or

•	The redemption proceeds are being wired to bank instructions currently not on your account.

A Medallion signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their Medallion signature guarantee. The transfer agent may reject any Medallion signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone and Online Redemptions

The Funds make every effort to ensure that telephone and online redemptions are made only by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Similarly, the online purchasing and redemption system uses a password and symbol authentication system to verify your identity and to attempt to prevent unauthorized use. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone or online redemption features, you may be responsible for any fraudulent telephone or online orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions. Telephone and online transaction privileges, including purchases, redemptions and exchanges by telephonic instructions or facsimile instructions, may be revoked at the discretion of the Funds without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place requests by phone or online, transaction requests may be made by regular mail.

Redemptions Within 15 Business Days of Investment

When you have made an investment by check or ACH, the proceeds of your redemption may be held up to 15 business days until the transfer agent is satisfied that the funds have cleared. You can still avoid this delay by purchasing shares with a certified check or federal funds wire.

Postponement of Redemption Request

Payment for shares may be delayed under extraordinary circumstances as permitted by the SEC in order to protect remaining shareholders. If you experience difficulty making a telephone redemption during periods of drastic economic or market change, you can send the Funds your redemption request by standard or express mail.

Redemption in Kind

Each Fund reserves the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Closing of Small Accounts

If your account holding Institutional Shares falls below $1,000,000, the Fund may ask you to increase your balance. If your account is still below $1,000,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV. Please refer to materials provided by your Eligible Plan for information related to Class R Shares.

Undeliverable Distribution Checks

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as “undeliverable” or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money will be reinvested in the appropriate Fund at the current NAV.

Distribution and Shareholder Service (12b-1) Fees

12b-1 fees compensate financial intermediaries, including banks, brokers and other investment representatives for services and expenses relating to the sale and distribution of the Fund’s shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

•	The 12b-1 and shareholder servicing fees vary by share class as follows:

•	Institutional Shares pay no 12b-1 fee.

•

Class R Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. This will cause expenses for Class R Shares to be higher and dividends to be lower than for Institutional Shares.

Distribution and Shareholder Servicing Arrangements — Revenue Sharing

The Adviser and/or its affiliates may pay out of their own assets compensation to financial intermediaries and other persons for the sale and distribution of the Shares and/or for the servicing of the Shares. These additional cash incentives, sometimes referred to as “revenue sharing arrangements” are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds, which are disclosed elsewhere in this Prospectus. These additional cash payments made by the Adviser may be made to supplement commissions reallowed to dealers, and may take the form of (1) due diligence payments for a financial intermediary’s examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial intermediary’s list of mutual funds available for purchase by its clients; (3) fees for providing assistance in promoting the sale of Shares; (4) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; and (5) payments for the sale of Shares and/or the maintenance of share balances. These payments, which may be different for different financial institutions, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

Networking and Sub-Transfer Agency Fees

The Funds may also directly enter into agreements with financial intermediaries pursuant to which the Funds will pay the financial intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such financial intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such financial intermediary. Payments made pursuant to such agreements may include fees in addition to, rather than in lieu of, Rule 12b-1 fees the financial intermediary may also be receiving pursuant to agreements with the Distributor.

Exchanging Your Shares

You generally can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

Institutional Shares

Institutional Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Institutional Shares. Institutional Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. Furthermore, the exchange of Institutional Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A, Class B, and Class C Shares prospectus for more information.

Class R Shares

The exchange privilege may be available to you through your Eligible Plan. Please consult your plan administrator for more information.

Instructions for Exchanging Shares

Institutional Shares

Exchanges may be made by sending a written request to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762, or by calling 1-800-228-1872. Please provide the following information:

•	Your name and telephone number,

•	The exact name on your account and account number,

•	Taxpayer identification number (usually your Social Security number),

•	Dollar value or number of shares to be exchanged,

•	The name of the Fund from which the exchange is to be made, and

•	The name of the Fund into which the exchange is being made.

See “Selling your Shares” on page [            ] for important information about telephone and online transactions.

Class R Shares

Please consult your plan administrator for more instructions on how to exchange your shares.

Notes on Exchanges

•	When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

•	The registration and tax identification numbers of the two accounts must be identical.

•	The exchange privilege (including systematic exchanges) may be changed or eliminated at any time upon 60 days’ notice to shareholders.

•	Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

Cost Basis Reporting

Upon the redemption or exchange of your Fund shares, the Fund or, if you purchase your shares through a financial intermediary, your financial intermediary generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through distribution reinvestments, on or after January 1, 2012. Such reporting is not required for shares held in a non-taxable (retirement or other tax-exempt) account. Cost basis is typically the price you pay for your shares (including reinvested distributions), with adjustments for certain commissions, wash-sales, organizational actions, and other items, including any returns of capital paid to you by the Fund in respect of your shares. Cost basis is used to determine your net gains and losses on any shares you redeem or exchange in a taxable account.

The Fund or your financial intermediary, as applicable, will permit you to select from a list of alternative cost basis reporting methodsto determine your cost basis in Fund shares acquired on or after January 1, 2012. If you do not select a particular cost basis reporting method, the Fund or financial intermediary will apply its default cost basis reporting method to your shares. If you hold your shares directly in a Fund account, the Fund’s default method (or the method you have selected by notifying the Fund) will apply; if you hold your shares in an account with a financial intermediary, the intermediary’s default method (or the method you have selected by notifying the intermediary) will apply. Please visit the Fund Web site www.sterlingcapitalfunds.com or consult your financial intermediary, as appropriate, for more information regarding the available methods for cost basis reporting and how to select a particular method. You should consult your tax advisor concerning the application of these rules to your investment in the Fund, and to determine which available cost basis method is best for you. Please note that you are responsible for calculating and reporting your cost basis on Fund shares acquired prior to January 1, 2012.

Market Timing Policies

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies and hurt Fund performance. Such practices may dilute the value of Fund shares, interfere with the efficient management of a Fund’s investments, and increase brokerage and administrative costs. To prevent disruption in the management of the Fund due to market timing strategies, we have adopted certain policies and procedures. We reserve the right to close any account or limit exchange activity for any account in which we have identified a pattern of excessive or abusive trading. We cannot guarantee that we will detect every market timer due to the limitations inherent in our technological systems; as a result, some shareholders may be able to market time while others bear the effect of market timing activity. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in the omnibus accounts and may restrict purchases or exchanges of Fund shares held in such omnibus accounts pursuant to Rule 22c-2 shareholder information agreements between a Fund and the financial intermediaries holding such omnibus accounts, the netting effect limits the Funds' ability to locate and eliminate individual market timers. In addition to the Funds' frequent trading policies, the Funds may permit financial intermediaries to utilize their own policies and procedures to identify market timers holding Fund shares through omnibus accounts. These policies and procedures may be different than those utilized by the Funds.

We will apply our policies and procedures consistently to all fund shareholders, except with respect to trades that occur through omnibus accounts at financial intermediaries as described above. We reserve the right to modify our policies and procedures at any time without prior notice as we deem in our sole discretion to be in the best interests of Fund shareholders, or to comply with state or federal legal requirements.

Dividends, Distributions and Taxes

Please consult your tax adviser regarding your specific questions about federal, state, local, foreign or other taxes applicable to you. Below we have summarized some important U.S. federal tax issues that affect the Funds and their shareholders. Your investment in the Funds may have other tax implications. This summary is based on current tax laws, which may change.

Each Fund has elected and intends to be treated and to qualify each year as a regulated investment company for U.S. federal income tax purposes. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Distributions. Generally, for federal income tax purposes, Fund distributions of investment income (other than “exempt-interest dividends,” described below) are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long you have owned your shares. Distributions of net capital gain (that is, the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses, in each case with reference to capital loss carryforwards) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund levels. Long-term capital gains rates applicable to individuals have been reduced to 15%, with 0% rates applicable to taxpayers in the 10% and 15% rate brackets, for taxable years beginning before January 1, 2013. It is currently unclear whether Congress will extend the special tax treatment of qualified dividend income and this long-term capital gains rate reduction for taxable years beginning on or after January 1, 2013. The Bond Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Effective for taxable years beginning on or after January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the “net investment income” of individuals, estates and trusts whose income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net capital gains recognized on the sale, redemption or exchange of shares of a Fund.

Distributions are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions of investment income and capital gains may be subject to state and local taxes as well.

Sterling Capital Funds will send you a statement each year showing the tax status of all your distributions. Distributions may vary considerably from year to year.

Special Considerations for Tax-Free Bond Fund Shareholders. Distributions from the Tax-Free Bond Funds of “exempt-interest dividends” (that is, distributions of net income from tax-exempt securities that are properly reported as such by the Fund) generally will be exempt from federal regular income tax, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. The Tax-Free Bond Funds generally expect most of their income dividends to be exempt-interest dividends. In the case of the Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, income dividends are expected to be exempt from Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds may have on the federal taxation of your benefits. Distributions made by a Tax-Free Bond Fund from investments other than tax-exempt securities, whether such investments are made for defensive reasons or otherwise, may result in federal taxes (as described in the preceding subsection) and/or state income or other taxes.

Special Considerations for Funds of Funds Shareholders. A Fund of Funds will not be able to offset losses realized by one Underlying Fund in which it invests against income or gains from an investment in another Underlying Fund until the Fund of Funds disposes of shares of the Underlying Fund that realized the losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders. Shareholders of the Funds of Funds may be entitled to claim a credit or deduction with respect to foreign taxes paid by certain Underlying Funds, and the Funds of Funds may be able to distribute exempt-interest dividends in the amount of any exempt-interest dividends received from Underlying Funds.

Special Considerations Regarding a Fund’s Investments in Foreign Securities. Income and gains from a Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of Funds other than the Funds of Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Fund. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, a Fund’s investments in foreign securities or foreign currencies may increase or accelerate a Fund’s recognition of ordinary income and may affect the timing or amount of a Fund’s distributions, which could increase your tax liability.

Special Considerations for Non-U.S. Shareholders. In general, dividends (other than capital gain and exempt-interest dividends) paid to a shareholder that is not a “United States person” within the meaning of the Internal Revenue Code of 1986, as amended, are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate). However, effective for taxable years of the Funds beginning before January 1, 2012, the Funds were not required to withhold any amounts with respect to distributions of (i) U.S.-source interest income that in general would not have been subject to federal income tax if earned directly by an individual foreign person, and (ii) net short-term capital gains in excess of net long-term capital losses, in each case to the extent such distributions were properly reported as such by the Funds. It is currently unclear whether Congress will extend these exemptions for taxable years beginning on or after January 1, 2012, or whether such extension will have retroactive effect. A Fund was permitted to opt not to separately report the portion of its distributions that would be eligible for these withholding tax exemptions.

Sales, Exchanges and Redemptions of Shares. A sale, exchange or redemption of your Fund shares is a taxable event. Any gain resulting from a sale, exchange or redemption of your Fund shares (even if the income from the shares is tax-exempt) will generally be subject to federal income tax as capital gains. Any loss from the sale, exchange or redemption of your Fund shares will generally be treated as capital loss.

Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

General. Generally, the Funds’ Portfolio Managers (other than the Portfolio Managers of the Tax-Free Bond Funds) do not consider taxes when deciding to buy or sell securities. Distributions of dividends and capital gains from your sale or exchange of Fund shares may be subject to foreign, state and local income taxes in addition to federal taxes.

The tax information in this Prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. Shareholders are urged to consult with their tax advisers to determine the tax considerations that are relevant to their particular tax situation, including possible federal, state, local and foreign taxes.

More information about taxes is in the SAI.

Additional Information About the Funds

Fair Value Pricing Policies

A Fund will fair value price its securities when market quotations are not readily available or if available market quotations are determined not to be reliable. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or a broker. In these situations, the Pricing Committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing may result in a different determination of a Fund’s NAV price than other valuation methods.

A “significant event” is one that occurred prior to a Fund’s valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such “significant events” relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund’s accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

Disclosure of Portfolio Holdings

Information regarding the Funds’ policies and procedures regarding the disclosure of portfolio holdings is contained in our SAI.

Investment in Exchange-Traded Funds

The Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund, Total Return Bond Fund, Select Equity Fund, Small Value Fund, Mid Value Fund, Special Opportunities Fund, Equity Income Fund, Ultra Short Bond Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Corporate Fund, Securitized Opportunities Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund may each invest in index-based exchange-traded funds, such as iShares® Trust and iShares®, Inc. (“iShares®*”).

*

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® funds make any representations regarding the advisability of investing in an iShares® fund.

iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares® and other exchange-traded funds ("ETFs") offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV. See “Additional Investment Strategies and Risks” for information regarding the risks associated with investment in an ETF.

Because ETFs are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Funds may invest in certain ETFs, including but not limited to iShares®, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

Householding

In order to reduce shareholder expenses, we may, unless you instruct otherwise, mail only one copy of a Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. This process is commonly known as “householding.” If you do not wish to receive individual copies of these documents, please call 1-800-228-1872, or if your shares are held through a financial institution, please contact them directly. We will begin sending your individual copies to you within 30 days of our receipt of your request to discontinue householding.

[FINANCIAL HIGHLIGHTS TBD]

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports (Reports):

The Funds’ annual and semi-annual reports to shareholders contain additional information on the Funds’ investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

You can get free copies of annual and semi-annual reports and the SAI, prospectuses of other members of the Sterling Capital Funds Family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds or contact the Funds at:

Sterling Capital Funds

P.O. Box 9762

Providence, RI 02940-9762

Telephone: 1-800-228-1872

Internet: http://www.sterlingcapitalfunds.com*

*	The Funds’ Web site is not a part of this Prospectus.

You can review the Funds’ annual and semi-annual reports and SAIs at the Public Reference Room of the SEC (for information call 1-202-551-8090). You can get text-only copies:

•	For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by electronic request: publicinfo@sec.gov.

•	Free from the SEC’s Web site at http://www.sec.gov.

Investment Company Act file no. 811-06719.

PRO-INST-0213

STERLING CAPITAL FUNDS

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY 1, 2013

This Statement of Additional Information (“SAI”) is not a Prospectus, but should be read in conjunction with: the Class A, Class B, and Class C Shares Prospectus, and the Institutional and Class R Shares Prospectus of the Sterling Capital Select Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Small Value Fund, the Sterling Capital Special Opportunities Fund and the Sterling Capital Equity Income Fund (collectively, the “Stock Funds”), the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short-Term Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund (collectively, the “Bond Funds”), and the Sterling Capital Strategic Allocation Conservative Fund, the Sterling Capital Strategic Allocation Balanced Fund, the Sterling Capital Strategic Allocation Growth Fund, and the Sterling Capital Strategic Allocation Equity Fund (collectively, the “Funds of Funds”) which are dated February 1, 2013, (collectively, the “Prospectuses”). This SAI is incorporated by reference in its entirety into the Prospectuses. The audited financial statements, including the notes thereto, and the related report of the independent registered public accounting firm in the Funds’ Annual Report for the fiscal year ended September 30, 2012 are incorporated by reference into this SAI. Copies of this SAI, the Prospectuses and the Annual Report may be obtained by writing Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762, or by telephoning toll free 1-800-228-1872.

STOCK FUNDS	SHARE CLASS/TICKER (B Shares not for Sale)

STERLING CAPITAL SELECT EQUITY FUND	A SHARES: BBTGX	B SHARES: BGISX	C SHARES: BCVCX	INSTITUTIONAL SHARES: BBISX
STERLING CAPITAL MID VALUE FUND	A SHARES: OVEAX	B SHARES: OVEBX	C SHARES: OVECX	INSTITUTIONAL SHARES: OVEIX	R SHARES: OVERX
STERLING CAPITAL SMALL VALUE FUND	A SHARES: SPSAX	B SHARES: SPSBX	C SHARES: SPSDX	INSTITUTIONAL SHARES: SPSCX	R SHARES: SPSRX
STERLING CAPITAL SPECIAL OPPORTUNITIES FUND	A SHARES: BOPAX	B SHARES: BOPBX	C SHARES: BOPCX	INSTITUTIONAL SHARES: BOPIX	R SHARES: BOPRX
STERLING CAPITAL EQUITY INCOME FUND	A SHARES: BAEIX	B SHARES: BEIBX	C SHARES: BCEGX	INSTITUTIONAL SHARES: BEGIX	R SHARES: BAERX

BOND FUNDS TAXABLE BOND FUNDS
STERLING CAPITAL ULTRA SHORT BOND FUND	A SHARES: BUSRX			INSTITUTIONAL SHARES: BUSIX
STERLING CAPITAL SHORT-TERM BOND FUND	A SHARES: BSGAX		C SHARES: BBSCX	INSTITUTIONAL SHARES: BBSGX
STERLING CAPITAL INTERMEDIATE U.S. GOVERNMENT FUND	A SHARES: BGVAX	B SHARES: BUSGX	C SHARES: BIUCX	INSTITUTIONAL SHARES: BBGVX
STERLING CAPITAL TOTAL RETURN BOND FUND	A SHARES: BICAX	B SHARES: BICBX	C SHARES: BICCX	INSTITUTIONAL SHARES: BIBTX	R SHARES: BICRX
STERLING CAPITAL CORPORATE FUND	A SHARES: [ ]		C SHARES: [ ]	INSTITUTIONAL SHARES: [ ]
STERLING CAPITAL SECURITIZED OPPORTUNITIES FUND	A SHARES: [ ]		C SHARES: [ ]	INSTITUTIONAL SHARES: [ ]

TAX-FREE BOND FUNDS
STERLING CAPITAL KENTUCKY INTERMEDIATE TAX-FREE FUND	A SHARES: BKTAX		C SHARES: BKCAX	INSTITUTIONAL SHARES: BKITX
STERLING CAPITAL MARYLAND INTERMEDIATE TAX-FREE FUND	A SHARES: BMAAX		C SHARES: BMDCX	INSTITUTIONAL SHARES: BMAIX
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BNCAX		C SHARES: BBNCX	INSTITUTIONAL SHARES: BBNTX
STERLING CAPITAL SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND	A SHARES: BASCX		C SHARES: BSCCX	INSTITUTIONAL SHARES: BSCIX

1

STERLING CAPITAL VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BVAAX		C SHARES: BVACX	INSTITUTIONAL SHARES: BVATX
STERLING CAPITAL WEST VIRGINIA INTERMEDIATE TAX-FREE FUND	A SHARES: BWVAX		C SHARES: BWVCX	INSTITUTIONAL SHARES: OWVAX

FUNDS OF FUNDS
STERLING CAPITAL STRATEGIC ALLOCATION CONSERVATIVE FUND	A SHARES: BCGAX	B SHARES: BCGBX	C SHARES: BCCCX	INSTITUTIONAL SHARES: BMGTX
STERLING CAPITAL STRATEGIC ALLOCATION BALANCED FUND	A SHARES: BAMGX	B SHARES: BBMGX	C SHARES: BCMCX	INSTITUTIONAL SHARES: BCGTX
STERLING CAPITAL STRATEGIC ALLOCATION GROWTH FUND	A SHARES: BCMAX	B SHARES: BCMBX	C SHARES: BCGCX	INSTITUTIONAL SHARES: BCMTX
STERLING CAPITAL STRATEGIC ALLOCATION EQUITY FUND	A SHARES: BCAAX	B SHARES: BCABX	C SHARES: BCACX	INSTITUTIONAL SHARES: BCATX

2

TABLE OF CONTENTS

STERLING CAPITAL FUNDS	[4	]
INVESTMENT OBJECTIVES AND POLICIES	[6	]
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS	[6	]
INVESTMENT RESTRICTIONS	[26	]
PORTFOLIO TURNOVER	[30	]
VALUATION	[31	]
VALUATION OF THE BOND FUNDS, THE STOCK FUNDS AND THE FUNDS OF FUNDS	[31	]
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	[32	]
PURCHASE OF CLASS A AND CLASS C SHARES	[32	]
SALES CHARGES	[33	]
EXCHANGE PRIVILEGE	[37	]
MATTERS AFFECTING REDEMPTION	[37	]
ADDITIONAL TAX INFORMATION	[39	]
MANAGEMENT OF STERLING CAPITAL FUNDS	[75	]
TRUSTEES AND OFFICERS	[75	]
CODES OF ETHICS	[81	]
INVESTMENT ADVISER	[81	]
PORTFOLIO MANAGERS	[85	]
PROXY VOTING POLICIES AND PROCEDURES	[87	]
PORTFOLIO TRANSACTIONS	[87	]
GLASS-STEAGALL ACT	[89	]
ADMINISTRATOR	[90	]
SUB-ADMINISTRATOR	[91	]
UNDERWRITER	[92	]
EXPENSES	[95	]
CUSTODIAN	[95	]
TRANSFER AGENT AND FUND ACCOUNTING SERVICES	[95	]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	[95	]
LEGAL COUNSEL	[95	]
ADDITIONAL INFORMATION	[96	]
ORGANIZATION AND DESCRIPTION OF SHARES	[96	]
SHAREHOLDER AND TRUSTEE LIABILITY	[96	]
DISCLOSURE OF PORTFOLIO HOLDINGS	[97	]
MISCELLANEOUS	[98	]
FINANCIAL STATEMENTS	[98	]
APPENDIX A	[99	]
APPENDIX B	[105	]

The Prospectuses of the Funds and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this SAI.

3

STATEMENT OF ADDITIONAL INFORMATION

STERLING CAPITAL FUNDS

Sterling Capital Funds is an open-end management investment company. Each series of Sterling Capital Funds (except the Tax-Free Bond Funds) is “diversified”, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer.

Sterling Capital Funds consists of units of beneficial interest (“Shares”) offered to the public, each representing interests in one of twenty-[two] separate investment portfolios (“Funds”). Twenty-one of those series are described in this SAI:

STOCK FUNDS

Sterling Capital Select Equity Fund (the “Select Equity Fund”)

Sterling Capital Mid Value Fund (the “Mid Value Fund”)

Sterling Capital Small Value Fund (the “Small Value Fund”)

Sterling Capital Special Opportunities Fund (the “Special Opportunities Fund”)

Sterling Capital Equity Income Fund (the “Equity Income Fund”)

BOND FUNDS

TAXABLE BOND FUNDS

Sterling Capital Ultra Short Bond Fund (the “Ultra Short Bond Fund”)

Sterling Capital Short-Term Bond Fund (the “Short-Term Bond Fund”)

Sterling Capital Intermediate U.S. Government Fund (the “Intermediate U.S. Government Fund”)

Sterling Capital Total Return Bond Fund (the “Total Return Bond Fund”)

Sterling Capital Corporate Fund (the “Corporate Fund”)

Sterling Capital Securitized Opportunities Fund (the “Securitized Opportunities Fund”)

TAX-FREE BOND FUNDS

Sterling Capital Kentucky Intermediate Tax-Free Fund (the “Kentucky Fund”)

Sterling Capital Maryland Intermediate Tax-Free Fund (the “Maryland Fund”)

Sterling Capital North Carolina Intermediate Tax-Free Fund (the “North Carolina Fund”)

Sterling Capital South Carolina Intermediate Tax-Free Fund (the “South Carolina Fund”)

Sterling Capital Virginia Intermediate Tax-Free Fund (the “Virginia Fund”)

Sterling Capital West Virginia Intermediate Tax-Free Fund (the “West Virginia Fund”)

4

FUNDS OF FUNDS

Sterling Capital Strategic Allocation Conservative Growth Fund (the “Conservative Fund”)

Sterling Capital Strategic Allocation Balanced Fund (the “Balanced Fund”)

Sterling Capital Strategic Allocation Growth Fund (the “Growth Fund”)

Sterling Capital Strategic Allocation Equity Fund (the “Strategic Allocation Equity Fund”)

The Funds of Funds offer shareholders a professionally-managed investment program by purchasing Shares of existing Funds of Sterling Capital Funds and other open-end and closed-end investment companies (including exchange-traded funds) that are not part of the Sterling Capital Funds group (the “Underlying Funds”). Each Fund may offer to the public one or more of the following four classes of Shares, as indicated in the Prospectus and on the cover of this SAI: Class A, Class C, Class R, and Institutional Shares. Class B Shares of the Funds are closed to new accounts and additional purchases by existing shareholders. The Sterling Capital Equity Index Fund has a separate prospectus and SAI. Much of the information contained in this SAI expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.

5

INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The Funds’ Prospectuses discuss the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest (to the extent not inconsistent with a Fund’s investment objective and strategy and the 1940 Act), the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

The Appendix to this SAI identifies nationally recognized statistical ratings organizations (“NRSROs”) that may be used by Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

AUCTION RATE SECURITIES. The Funds (except the Small Value Fund and the Funds of Funds) may invest in securities issued by municipalities and governmental agencies and sold through an auction process.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by a “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale.

While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

An issuer’s obligations under its auction rate municipal securities are subject to provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its auction rate municipal securities may be materially, adversely affected by litigation or other conditions.

EQUITY SECURITIES. Each of the Stock Funds and, to the extent consistent with its investment objective and policies, the Ultra Short Bond Fund, the Total Return Bond Fund, the Corporate Fund, and the Securitized Opportunities Fund may invest in equity securities. Equity securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions and political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund’s Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

The Stock Funds may also invest in a company’s securities at the time of a company’s initial public offering (“IPO”). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company’s securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, a Fund’s Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.

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CREDIT ENHANCEMENT. The Tax-Free Bond Funds and the Taxable Bond Funds (except Intermediate U.S. Government Fund),may purchase securities subject to credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. The credit enhancer has greater financial resources and liquidity than the issuer. However, there can be no assurance that the company supplying the credit enhancement can meet all its obligations under these arrangements.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed-income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holder. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed-income security.

ZERO COUPON SECURITIES. The Funds (except the Funds of Funds) may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements. There are many forms of zero coupon securities. Some are issued as a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest-bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities. The Taxable Bond Funds and the Stock Funds may invest in zero coupon U.S. Government Securities.

INSURANCE CONTRACTS. The Stock Funds (except the Small Value Fund) and the Taxable Bond Funds may purchase insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Funds treat these contracts as fixed-income securities.

The Stock Funds and the Taxable Bond Funds may make limited investments in funding agreements issued by highly rated U.S. insurance companies. Under these agreements, the Funds make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits interest to the Fund on a monthly or quarterly basis, which is based on an index (such as LIBOR).

BANKERS’ ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds (except the U.S. Treasury Fund and the Funds of Funds), may invest in bankers’ acceptances, certificates of deposit, and demand and time deposits. The Funds, except the U.S. Treasury Fund, may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of their respective total assets. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Bankers’ acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation (“FDIC”).

COMMERCIAL PAPER. Each Fund (except the U.S. Treasury Fund), may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Tax-exempt commercial paper is commercial paper of a tax-exempt issuer with a maturity of less than nine months.

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Commercial paper purchasable by each Fund, except for the U.S. Treasury Fund, includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act.

VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which each Fund (except for the Funds of Funds) may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Funds may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the credit criteria used by a Fund’s Adviser for commercial paper. A Fund’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of “high quality,” a Fund will require that the issuer’s obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.

FOREIGN INVESTMENT. The Taxable Bond Funds (except Intermediate U.S. Government Fund), the Stock Funds and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit (“Yankee CDs”) which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (“ETDs”) which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (“CTDs”) which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks. The Funds may invest in foreign commercial paper, including Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Total Return Bond Fund, the Short-Term Bond Fund, and the Equity Income Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies. The Taxable Bond Funds and the Stock Funds may invest in stocks, bonds and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

The Taxable Bond Funds (except Intermediate U.S. Government Fund), the Stock Funds, and the Funds of Funds may invest in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts (“ADRs”), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and securities purchased on foreign securities exchanges.

ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. ADRs, EDRs and GDRs may be issued as sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs or GDRs. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, available information concerning the issuers may not be as current for-unsponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

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Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in currency exchange rates. A Fund’s investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations and the adoption of other foreign governmental restrictions. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund’s operations. A Fund’s income or gains from investments in foreign securities may be subject to foreign taxes, which reduce the Fund’s return on those securities. Special tax considerations apply to foreign securities.

Additional risks include less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, the risk that custodian and brokerage costs may be higher, the risk of future adverse political and economic developments, possible seizure, currency blockage, nationalization of foreign investments and the risk of less stringent disclosure standards. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Taxable Bond Funds (except Intermediate U.S. Government Fund), the Stock Funds, and the Funds of Funds will acquire such securities only when a Fund’s Adviser believes the benefits associated with such investments outweigh the risks.

Each of the Ultra Short Bond Fund, the Short-Term Bond Fund, the Total Return Bond Fund and the Corporate Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, China, Croatia, Cyprus, The Czech Republic, Egypt, Estonia, Hungary, India, Indonesia, Jordan, Kazakhstan, Latvia, Lebanon, Lithuania, Malaysia, Mexico, Morocco, The Philippines, Poland, Romania, Russia, Serbia, Slovenia, Slovakia, South Africa, South Korea, Taiwan, Thailand, Turkey, Ukraine, and Zambia. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries less liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and, as a result, it may be difficult to access the value or prospects of an investment in such issuers.

FOREIGN CURRENCY TRANSACTIONS. The Ultra Short Bond Fund, the Short-Term Bond Fund, the Total Return Bond Fund, and the Corporate Fund may use forward currency exchange contracts. Forward currency exchange contracts involve an obligation to exchange a specified currency for another at a future date at a rate set at the time of the contract. Forward currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

To the extent a Fund invests in an emerging market, the resulting emerging market currency exposure will generally be maintained. With respect to any forward currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward currency exchange contract is entered into and the date it matures. In addition, while forward currency exchange contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also may result in losses and moreover will limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward currency exchange contracts and conversions of foreign currencies and U.S. dollars.

In connection with entering into a forward currency exchange contract, liquid assets equal to the amount of the Fund’s assets that could be required to consummate forward currency exchange contracts will be earmarked and reserved on the custodian’s or the Fund’s records, in accordance with procedures adopted by the Board of Trustees. For the purpose of determining the adequacy of the securities that have been earmarked and reserved, such securities will be valued at market or fair value. If the market or fair value of such securities declines, additional liquid assets will be earmarked and reserved such that the value such assets will equal the amount of the Fund’s commitment.

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REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the FDIC with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which Sterling Capital deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Adviser will monitor the collateral’s value to ensure that it equals or exceeds the repurchase price (including accrued interest).

If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller’s estate. Securities subject to repurchase agreements will be held in a segregated account by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. In connection with entering into a reverse repurchase agreement or dollar roll agreement, a Fund will earmark and reserve on the custodian’s or the Fund’s records liquid assets in an amount sufficient to cover the Fund’s obligations under the agreement, in accordance with procedures adopted by the Board of Trustees.

Reverse repurchase agreements and dollar roll agreements involve risks, such that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

U.S. GOVERNMENT SECURITIES. The Ultra Short Bond Fund, the Intermediate U.S. Government Fund, the Corporate Fund, and the Securitized Opportunities Fund will invest primarily in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such securities and in other securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such securities may include those which are supported by the full faith and credit of the U.S. government, such as obligations of the Government National Mortgage Association and the Export-Import Bank of the United States; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the U.S. Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency’s securities; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Adviser believes that the credit risk with respect thereto is minimal.

U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage’s scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a

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particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities.

The Taxable Bond Funds and the Stock Funds may also invest in zero coupon U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. For a discussion of zero coupon securities, please see “ZERO COUPON SECURITIES” above.

The Tax-Free Bond Funds may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).

SWAPS. The Taxable Bond Funds (except the Intermediate U.S. Government Fund), and the Tax-Free Bond Funds may enter into swap transactions. Swap transactions may include, but are not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”). The Taxable Bond Funds (except the Intermediate U.S. Government Fund) and the Tax-Free Bond Funds may enter into swap transactions for any legal purpose consistent with the respective Fund’s investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. The Tax-Free Bond Funds will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

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The use of swap transactions involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

The Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

Each of the Taxable Bond Funds (except the Intermediate U.S. Government Fund) and the Tax-Free Bond Funds will earmark and reserve liquid assets in an amount sufficient to cover the Fund’s current obligations under its swap transactions in accordance with procedures adopted by the Fund’s Board of Trustees. The Total Return Bond Fund, the Corporate Fund, the Securitized Opportunities Fund, and the Tax-Free Bond Funds will not enter into any swap transaction unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

The liquidity of swap transactions will be as set forth in guidelines established by the Adviser and approved by the Board of Trustees which are based on various factors, including (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions may impose limitations on the extent to which a Fund may engage in such transactions.

CREDIT DEFAULT SWAPS (“CDSs”). The Taxable Bond Funds (except the Intermediate U.S. Government Fund) may enter into CDSs. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of CDSs, the contract gives one party (the “buyer”) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer in return for a previously agreed upon payment from the other party (the “seller”), frequently, the par value of the debt security. CDSs may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. The Taxable Bond Funds (except the Intermediate U.S. Government Fund) will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is the seller of a CDS, if the CDS is physically settled, the Fund will be required to earmark and reserve the full notional amount of the CDS. If the Fund is the seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the buyer in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligation. In return, the Fund would receive from the buyer a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

CDSs involve special risks in addition to those mentioned above under “Swaps”, because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the reference issuer of the debt security (as opposed to a credit downgrade or other indication of financial difficulty).

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REAL ESTATE INVESTMENT TRUSTS (“REITs”). The Stock Funds and the Taxable Bond Funds (except the Intermediate U.S. Government Fund) may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

TRUST PREFERRED SECURITIES. Each of the Stock Funds (except the Small Value Fund), and the Taxable Bond Funds (except the Intermediate U.S. Government Fund) may purchase trust preferred securities. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service (“IRS”) treats capital securities as debt.

SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Funds (except the Small Value Fund and the Funds of Funds) may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

INVESTMENT GRADE DEBT OBLIGATIONS. The Taxable Bond Funds (except the Intermediate U.S. Government Fund), the Tax-Free Bond Funds, and the Stock Funds (except the Small Value Fund and the Mid Value Fund) may invest in “investment grade securities,” which are securities rated in the four highest rating categories of an NRSRO. The Intermediate U.S. Government Fund may only invest in those investment grade securities rated in the three highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., “Baa” by Moody’s or “BBB” by S&P), are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The Stock Funds

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may each invest up to 20% of their total net assets in such securities. An issuer undergoing reorganization or restructuring may issue to its security holders additional securities which may be different from the securities already held by the security holder. The Funds may hold such additional securities even if they do not generally invest in such securities.

NON-INVESTMENT GRADE DEBT SECURITIES. The Stock Funds (except the Small Value Fund and the Mid Value Fund),the Taxable Bond Funds (except the Intermediate U.S. Government Fund) may invest in debt securities rated below investment grade, also known as junk bonds. These securities are regarded as predominantly speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

The value of high yield securities may fluctuate more than the value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the Fund’s net asset value (“NAV”). Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Funds would experience a decline in the value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds’ NAVs can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. Each of the Stock Funds will limit its investments in non-investment grade securities to 20% of its total net assets. The Ultra Short Bond Fund may invest up to 10% of its total assets in such securities. The Total Return Bond Fund may invest up to 25% of its total assets in such securities. Each of the Short-Term Bond Fund and the Securitized Opportunities Fund may invest up to 15% of its total assets in such securities. The Corporate Fund may invest up to 20% of its total assets in such securities. Subject to U.S. Securities and Exchange Commission (“SEC”) restrictions, the Stock Funds, and the Taxable Bond Funds (except the Intermediate U.S. Government Fund) may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.

CUSTODY RECEIPTS. The Taxable Bond Funds and the Stock Funds (except the Small Value Fund) may invest in custody receipts that represent debt securities. Custody receipts are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. The sponsor will then generally sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Stock Funds and the Taxable Bond Funds (except Intermediate U.S. Government Fund), are corporate debt securities. Additionally, custody receipts may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

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COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). Each of the Bond Funds and the Stock Funds may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs may include stripped mortgage-backed securities (“SMBSs”). Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities’ yield to maturity. Generally, the value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Although SMBSs are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities are a fairly recent development. As a result, established trading markets may not have fully developed. SMBSs issued or guaranteed by the U.S. government and held by a Fund may be considered illiquid securities pursuant to guidelines established by the Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% of the value of the Fund’s net assets would be invested in such securities and other illiquid securities.

Unless stated otherwise, each Fund (except Short-Term Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund, and Securitized Opportunities Fund) will limit its investment in CMOs to 25% of the value of its total assets.

ASSET-BACKED SECURITIES. The Bond Funds and the Stock Funds (except the Small Value Fund and the Mid Value Fund), may invest in asset-backed securities which are securities created by the grouping of certain private loans, receivables, and other lender assets, such as automobile receivables and credit-card receivables, into pools.

Offerings of Certificates for Automobile Receivables (“CARs”) are structured either as flow-through grantor trusts or as pay-through notes. CARs structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARs structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARs may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARs are certain, while cash-flows on other types of CARs issues depend on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

Certificates for Amortizing Revolving Debt (“CARDs”) represent participation in a fixed pool of credit card accounts. CARDs pay “interest only” for a specified period. The CARDs principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer’s participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDs are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDs amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDs depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor’s participation is based on the ratio of the CARDs’ balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDs’ balance. This method results in especially fast amortization.

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Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by a Fund will be subject to the same quality requirements as other securities purchased by the Fund.

For purposes of calculating Annual Fund Operating Expenses in the Prospectuses, structured products such as asset-backed securities are not included.

FIXED-INCOME SECURITIES. The Funds may invest in fixed-income securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issue may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

Further descriptions of certain types of fixed-income securities are provided elsewhere in this SAI.

MUNICIPAL OBLIGATIONS. The Stock Funds (except the Small Value Fund and the Mid Value Fund) and Bond Funds may invest in municipal obligations. Municipal securities generally are fixed-income securities, and include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities may be referred to, for example, as general obligation bonds, special revenue bonds, private activity bonds, tax-increment financing bonds, municipal mortgage-backed securities, municipal leases, municipal notes and variable rate demand instruments or notes. General obligation bonds generally are supported by the issuer's power to exact property or other taxes in sufficient amounts to pay principal and interest on the bonds; however, the issuer's authority to impose additional taxes may be limited by its charter or state law. Special revenue bonds are payable solely from specific revenues received by the issuer, such as specific taxes, assessments, tolls, or fees, and bondholders may not collect from the municipality's general taxes or revenues. These obligations are discussed further under "Tax-Exempt Obligations" below. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal obligations if the interest paid thereon is exempt from federal income tax. Tax-increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects within the TIF district. Municipal mortgage-backed securities are special revenue bonds the proceeds of which may be used to provide mortgage loans for single-family homes or to finance multifamily housing, represent interests in pools of mortgages, which may have fixed or variable rates, and can have complicated financial structures. Municipal leases are leases entered into by municipalities for equipment or facilities, and, in order to comply with state public financing laws, are typically subject to annual appropriation, meaning that a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility, but may lose money on the sale. Securities may be supported by pools of municipal leases. The most common type of lease-backed securities are certificates of participation, but funds may also invest directly in individual leases. Lease obligations are discussed further under "Tax-Exempt Obligations" below. Municipal notes are short-term securities issued by municipalities to fund, for example, current operations and capital projects, and the issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues, or proceeds from newly issued notes or bonds. Further descriptions of other types of tax-exempt securities are provided elsewhere in this SAI.

Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance. [The Ultra Short Bond Fund does not expect to be eligible to pass through tax-exempt interest in the form of exempt-interest dividends to shareholders.]

In some cases, municipal obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment.

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An issuer’s obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially, adversely affected by litigation or other conditions.

TAXABLE OBLIGATIONS. The Funds (except the Small Value Fund, the Mid Value Fund, and the Funds of Funds) may invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption. These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government’s taxing power. Due to federal taxation, taxable municipal obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes [, although the Corporate Fund and the Securitized Opportunities Fund do not expect to be eligible to pass through to shareholders the tax-exempt character of this income].

TAX-EXEMPT OBLIGATIONS. Under normal market conditions, the Kentucky Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Kentucky personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Kentucky Tax-Exempt Obligations”). Under normal market conditions, the Maryland Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Maryland personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Maryland Tax-Exempt Obligations”). Under normal market conditions, the North Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“North Carolina Tax-Exempt Obligations”). Under normal market conditions, the South Carolina Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“South Carolina Tax-Exempt Obligations”). Under normal market conditions, the Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“Virginia Tax-Exempt Obligations”). Under normal market conditions, the West Virginia Fund will invest at least 80% of its net assets plus borrowings for investment purposes in investments the income from which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals (“West Virginia Tax-Exempt Obligations”). In addition to Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may invest in tax-exempt obligations issued by or on behalf of states other than Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia, and territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer’s counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, West Virginia Tax-Exempt Obligations and National Tax-Exempt Obligations are hereinafter collectively referred to as “Tax-Exempt Obligations.” All Funds, except the Small Value Fund, may invest in Tax-Exempt Obligations. [The Ultra Short Bond Fund may invest in tax-exempt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer’s counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities are hereinafter collectively referred to as “Tax-Exempt Obligations.” The Ultra Short Bond Fund does not expect to be eligible to pass through tax-exempt interest in the form of exempt-interest dividends to shareholders.]

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Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of Tax-Exempt Obligations consist of “general obligation” and “revenue” issues. General obligation bonds are typically backed by the full faith and credit of the issuer, whereas revenue bonds are payable from a specific project or other limited source of revenue. The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. Currently, South Carolina issuers do not have authority to issue moral obligation securities. State units and local governments in Virginia, North Carolina, West Virginia, Maryland and Kentucky are permitted to issue moral obligation debt that is not a general obligation of those issuers.

There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by a Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the Fund’s investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Fund’s portfolio manager to be in the best interests of the Fund.

An issuer’s obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.

Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called “lease obligations”) entered into by a state or political subdivisions to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not generally constitute general obligations of the issuer for which the lessee’s unlimited taxing power is pledged (in South Carolina, certain governmental lease obligations are included in calculation of the general obligation debt limit while in Virginia, such obligations are not included in the calculation of applicable debt limits, provided such obligations are properly structured), the lease obligation is frequently assignable and backed by the lessee’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although “non-appropriation” lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not

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yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

[The Corporate Fund and the Securitized Opportunities Fund do not expect to be eligible to pass through to shareholders the tax-exempt character of interest earned on Tax-Exempt Obligations].

VARIABLE AND FLOATING RATE NOTES. The Tax-Free Bond Funds may acquire variable and floating rate tax-exempt notes, subject to each Fund’s investment objective, policies, and restrictions. The Taxable Bond Funds (except the Ultra Short Bond Fund) may do the same, without the tax-exempt restriction. With respect to the Ultra Short Bond Fund, such notes generally permit the Ultra Short Bond Fund to demand payment of the principal of the instrument from the issuer or a third party, such as a dealer or bank (a “Demand Provider”). Some demand instruments are “conditional,” so that the occurrence of certain conditions discharges the Demand Provider’s obligation to repurchase the security. Other demand instruments are “unconditional,” so that there are no conditions under which the Demand Provider’s obligation to repurchase the security can terminate. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Sterling Capital with respect to the Tax-Free Bond Funds and the Taxable Bond Funds, under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund’s investment policies. In making such determinations, Sterling Capital with respect to the Tax-Free Bond Funds and the Taxable Bond Funds will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Taxable Bond Funds or the Tax-Free Bond Funds, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of a Fund’s net assets only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

For purposes of the Tax-Free Bond Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

WHEN-ISSUED SECURITIES. Each Fund may purchase securities on a when-issued basis. In addition, the Stock Funds may purchase and sell securities on a forward commitment basis (i.e., for delivery beyond the normal settlement date at a stated price and yield), including “TBA” (to be announced) purchase commitments. A Fund will earmark and reserve liquid assets, in connection with its purchase of securities on a when-issued or forward commitment basis, in an amount sufficient to cover the Fund’s current obligations, in accordance with procedures adopted by the Board of Trustees.

When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions.

CALLS. The Stock Funds and the Funds of Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange ("Exchange") and issued by the Options Clearing Corporation. In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its

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custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.

Subject to its investment objective and policies, a Fund may write covered call options for hedging and risk management purposes and to generate additional premium income for the Fund. This premium income will serve to enhance the Fund’s total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund’s Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer’s obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. A Fund will not write a covered call option if, as a result, the aggregate fair value of all portfolio securities covering call options or subject to put options exceeds 25% of the fair value of its net assets (50% for the Special Opportunities Fund and Equity Income Fund).

Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund’s investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund’s total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund’s custodian. A Fund does not consider a security covered by a call to be “pledged” as that term is used in its policy which limits the pledging or mortgaging of its assets.

The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund’s statement of assets and liabilities. This liability will be readjusted daily to the option’s current market value, which will be the latest sale price at the time at which the NAV per share of a Fund is computed (typically, the close of the New York Stock Exchange (“NYSE”)), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

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Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

The Stock Funds may purchase call options for the purpose of hedging.

PUTS. The Tax-Free Bond Funds may acquire “puts” with respect to Tax-Exempt Obligations held in their portfolios, and the Funds of Funds may acquire puts with respect to the securities in their portfolios. The Stock Funds may buy put options for the purpose of hedging. The Small Value Fund may buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

The amount payable to a Fund upon its exercise of a “put” is normally (i) the Fund’s acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

Puts may be acquired by the Tax-Free Bond Funds and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.

The Tax-Free Bond Funds and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Adviser’s opinion, present minimal credit risks.

PUT AND CALL OPTIONS. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (50% for the Special Opportunities Fund and Equity Income Fund) (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

STAND-BY COMMITMENTS. The Tax-Free Bond Funds may acquire “stand-by commitments” with respect to Tax-Exempt Obligations held in their portfolios, and the Stock Funds may acquire stand-by commitments with respect to the securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified securities at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as put options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying securities and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

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The amount payable to a Fund upon its exercise of a stand-by commitment will normally be (i) the Fund’s acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period.

Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund’s total assets calculated immediately after each stand-by commitment is acquired.

Each Fund intends to enter into stand-by commitments only with dealers, banks, and broker-dealers which, in the Adviser’s opinion, present minimal credit risks. A Fund’s reliance upon the credit of these dealers, banks, and broker-dealers will be secured by the value of the underlying securities that are subject to the commitment. A Fund will earmark and reserve liquid assets, in connection with its purchase of a stand-by commitment, in an amount sufficient to cover the Fund’s current obligations under the stand-by commitment, in accordance with procedures adopted by the Board of Trustees.

A Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities, which would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by a Fund would be valued at zero in determining NAV. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by that Fund.

RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an Exchange may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund’s Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund (other than the Funds of Funds) may invest in futures contracts and each Fund (other than the Taxable Bond Funds and the Funds of Funds) may invest in options thereon. The value of a Fund’s futures contracts may approach, but will not exceed, 100% of the Fund’s total net assets.

Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency at a specified time and price. A Fund may enter into a futures contract to hedge the value of its securities portfolio as a whole or to protect against declines in the value of securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings, interest rates (including the Federal Funds Rate) or foreign currency exchange rates. Futures contracts are traded on an Exchange, so that, in most cases, either party can close out its position on the Exchange for cash, without delivering the security or commodity. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position, and the Fund would be obligated to meet margin requirements (as discussed below) until the position is closed. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund’s ability to effectively hedge.

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When a purchase or sale of a futures contract is made by a Fund, the Fund is required to segregate a specified amount of assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees (“initial margin”). The margin required for a futures contract is set by the Exchange on which the contract is traded and may be modified during the term of the contract. Margin requirements on foreign exchanges made be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds would ordinarily earn interest income on initial margin deposits. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would own the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

When purchasing a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees, that, when added to the amounts deposited with the broker as margin, are equal to the market value of (or in certain cases, the Fund’s obligation under) the futures contract. Alternatively, a Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. When selling a futures contract, a Fund will segregate (and mark-to-market on a daily basis) assets determined to be liquid by the Adviser in accordance with procedures established by the Board of Trustees that are equal to the market value of the instruments underlying the contract (or in certain cases, the Fund’s obligation under the contract). Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

With respect to futures that are required to “cash settle,” a Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily mark-to-market (i.e., net) obligation, if any, rather than the market value of the futures contract. By segregating assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to utilize these contracts to a greater extent than if the Fund were required to segregate assets equal to the full market value of the futures contract.

Successful use of futures by the Funds is also subject to an Adviser’s ability to correctly predict movements in the direction of the markets. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund’s securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a hedge not to achieve its objectives.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

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The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

Each Fund (other than the Taxable Bond Funds) may purchase and sell call and put options on futures contracts traded on an Exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised.

A Fund will earmark and reserve liquid assets, in connection with investing in a futures contract, in an amount sufficient to cover the Fund’s current obligations under the futures contract, in accordance with procedures adopted by the Board of Trustees.

Pursuant to claims for exemption filed with the National Futures Association on behalf of the Funds, the Funds are operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as such under the Commodity Exchange Act.

RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Stock Funds and the Taxable Bond Funds (except Intermediate U.S. Government Fund) may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights’ and warrants’ expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

EXCHANGE-TRADED FUNDS (“ETFs”). Each Stock Fund, Fund of Funds and Bond Fund may invest in ETFs, such as Standard & Poor's Depositary Receipts (“SPDRs”), NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), iShares® Trust and iShares®, Inc. (“iShares®1”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price, performance and dividend yield of an index or a group of stocks in a particular geographic area.

ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

An investment in an ETF offers, among other things, (i) an efficient means to achieve diversification in a particular industry, or (ii) for those Funds that invest in foreign securities, exposure to a particular country that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses.

Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an ETF in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to NAV.

An investment vehicle issuing ETFs may not be actively managed. Rather, the investment vehicle's objective is to track the performance of a specific index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a corresponding greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

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Since ETFs are investment companies, investment in ETFs would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions generally restrict a fund’s investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets (the “3-5-10 Limitations”). The Funds may invest in certain ETFs, including but not limited to iShares®1, in excess of the 3-5-10 Limitations in reliance on exemptive relief issued to the ETF by the SEC, provided that certain conditions are met.

INVESTMENT COMPANIES. The Funds may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with their respective investment objectives and strategies. Except as noted below, the 1940 Act's limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund (the “3-5-10 Limitations”). Pursuant to an exemptive rule under the 1940 Act, any of the Funds may invest in affiliated and unaffiliated money market funds without limit subject to the acquiring Fund’s investment policies and restrictions and the conditions of Rule 12d1-1.

As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and are reflected in the Annual Fund Operating Expenses table in the Fund's prospectus.

The Funds of Funds may invest in (i) other Sterling Capital Funds, and (ii) other registered open-end and closed-end investment companies (including ETFs) that are not part of the Sterling Capital Funds group of investment companies to the extent permitted by applicable law or exemptive relief obtained from the SEC and in accordance with the Fund's investment objective and strategies. The Funds of Funds’ investments in Sterling Capital Funds will exceed the 3-5-10 Limitations and the Funds of Funds’ investments in underlying funds that are not part of the Sterling Capital Funds group of investment companies may exceed the 3-5-10 Limitations to the extent permitted by applicable law or exemptive relief.

The Taxable Bond Funds (except Intermediate U.S. Government Fund) may invest in investment companies that invest primarily in debt securities.

CONVERTIBLE SECURITIES. The Taxable Bond Funds (except Intermediate U.S. Government Fund) and the Stock Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer’s underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer’s common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond’s maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

RESTRICTED SECURITIES. Each Fund may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the “1933 Act”) in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called “private placement” exemption in Section 4(2) (“Section 4(2) paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

[1]

iShares® is a registered trademark of BlackRock Institutional Trust Company (“BlackRock”). Neither BlackRock nor the iShares® Funds make any representations regarding the advisability of investing in an iShares® fund. iShares® is a registered investment company unaffiliated with the Funds that offers several series of securities, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area.

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Each Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

CALLABLE SECURITIES. Certain fixed-income securities invested in by the Bond Funds are callable at the option of the issuer or a third party. Callable securities are subject to Prepayment/Call risk.

STRUCTURED PRODUCTS. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over the counter. They are organized and operated to restructure the investment characteristics of the underlying security. This structuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependant on the extent of the cash flow of the underlying instruments. With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

TEMPORARY DEFENSIVE POSITIONS. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Stock Funds will limit their investment in short-term obligations to 20% of their total net assets. Such short-term obligations may include money market instruments and repurchase agreements. A Fund may not achieve its investment objective as a result of taking any temporary defensive position.

UNDERWRITING SECURITIES. As a matter of policy, and to the extent permitted by the “Investment Restrictions” section, each Fund may underwrite securities to the extent permitted by the 1940 Act, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

INVESTMENT RESTRICTIONS

Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION—Miscellaneous” in this SAI).

EACH TAXABLE BOND FUND MAY NOT:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund’s total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

2. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

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EACH OF THE FUNDS OF FUNDS MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities or securities issued by “regulated investment companies” as defined in the Code; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities or “regulated investment companies” as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

THE SELECT EQUITY FUND, THE MID VALUE FUND, AND THE SPECIAL OPPORTUNITIES FUND MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities

THE SMALL VALUE FUND MAY NOT:

1. Purchase any securities that would cause 25% or more of the value of such Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

2. Underwrite any issue of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

THE ULTRA SHORT BOND FUND MAY NOT:

1. Write or purchase call options. The Fund may not write put options. The Fund may not purchase put options.

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EACH OF THE FUNDS (EXCEPT THE SMALL VALUE FUND) MAY:

1. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

EACH OF THE FUNDS MAY:

1. Issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

THE KENTUCKY FUND, THE MARYLAND FUND, THE NORTH CAROLINA FUND, THE SOUTH CAROLINA FUND, THE VIRGINIA FUND, AND THE WEST VIRGINIA FUND MAY NOT:

1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

2. Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

EACH FUND MAY:

1. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

2. The Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Term Bond Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not write or purchase call options. Each of the Funds, except the Small Value Fund, may not write put options. The Short-Term Bond Fund, the Intermediate U.S. Government Fund and the Total Return Bond Fund may not purchase put options.

THE SMALL VALUE FUND MAY:

1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time. Under the 1940 Act, and the rules, regulations, and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than U.S. Treasury bills, notes or other obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund.

2. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations. The 1940 Act limits the Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE EQUITY INCOME FUND MAY NOT:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

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THE EQUITY INCOME FUND MAY:

1. Purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

The fundamental investment restrictions of the Equity Income Fund have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Equity Income Fund has also adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than the Fund’s fundamental restrictions. Any changes in the non-fundamental investment policies of the Fund will be communicated to its shareholders prior to effectiveness.

THE ULTRA SHORT BOND FUND MAY:

1. Borrow money or lend to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

THE CORPORATE FUND AND THE SECURITIZED OPPORTUNITIES FUND MAY:

1. Underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such statute, rules or regulations.

2. Purchase or sell commodities, commodities contracts, or future contracts or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

NOTE REGARDING FUNDAMENTAL INVESTMENT RESTRICTIONS. Certain relevant limitations of the 1940 Act are described below. These limitations are based either on the 1940 Act itself, the rules or regulations thereunder or applicable orders of the SEC. In addition, interpretations and guidance provided by the SEC staff may be taken into account, where deemed appropriate by a Fund, to determine if an investment practice or the purchase of securities or other instruments is permitted by the 1940 Act, the rules or regulations thereunder or applicable orders of the SEC.

Under the 1940 Act, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer’s voting securities would be held by the fund. “Concentration” is generally interpreted under the 1940 Act to be investing more than 25% of total assets in an industry or group of industries.

Mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to the Corporate Fund’s and the Securitized Opportunities Fund’s industry concentration restrictions, by virtue of the exclusion from that test available to all U.S. Government securities. In the case of privately issued mortgage-related securities, or any asset-backed securities, the Corporate Fund and the Securitized Opportunities Fund take the position that such securities do not represent interests in any particular “industry” or group of industries.

The 1940 Act also limits the amount that a Fund may invest in other investment companies, prohibiting the Fund from (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. Pursuant to exemptive relief granted by the SEC to iShares® as well as procedures approved by the Board of Trustees, the Equity Income Fund may invest in iShares® in excess of the 5% and 10% limits described

29

in this paragraph, provided that the Equity Income Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the exemptive relief, as they may be amended, and any other applicable investment limitations. In addition, pursuant to exemptive rules under the 1940 Act, each of the Funds may invest in shares of affiliated and unaffiliated money market funds to the extent permitted by its investment strategy.

The 1940 Act restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by a Fund’s investment policies, and a Fund may not make loans to persons who control or are under common control with a Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present.

The 1940 Act limits a Fund’s ability to borrow money, prohibiting a fund from issuing senior securities, except that it may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The 1940 Act prohibits a diversified mutual fund from underwriting securities in excess of 25% of its total assets.

Additionally, a Fund’s ability to make certain types of investments (e.g., investments in commodities or real estate) may be limited by other applicable laws, rules, or regulations, including the Internal Revenue Code.

The following investment restrictions are considered NON-FUNDAMENTAL and therefore may be changed by a vote of a majority of the Trustees of the Funds:

1. All Funds may not purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

2. All Funds may not sell securities short (unless they own or have the right to obtain securities equivalent in kind and amount to the securities sold short), however that policy does not prevent the above Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments, and the Funds may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

3. The Equity Income Fund may not purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Equity Income Fund may invest in futures contracts and options on futures contracts, as disclosed in the applicable Prospectus). However, subject to its permitted investments, the Equity Income Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

4. The Equity Income Fund may not borrow money or issue senior securities, except that the Equity Income Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Equity Income Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

5. Each Fund may not invest more than 15% of its net assets in “illiquid” securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act.

For purposes of the concentration policies described above, the Funds do not consider investment companies to constitute an “industry.” Rather, the Funds will “look-through” investments in investment companies to the underlying securities held by such exchange-traded funds when determining fund exposure to a particular industry.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. A portfolio turnover rate for the Ultra Short Bond Fund is not presented because the Fund commenced operations on November [__], 2012, and therefore does not have a full year of operations.

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For the fiscal years ended September 30, 2012 and September 30, 2011, the portfolio turnover rates for each of the Funds with a full year of operations in the subject fiscal years were as follows:

FUND	2012(%)		2011(%)
Select Equity Fund	[___	]	66.29
Mid Value Fund	[___	]	38.30
Small Value Fund	[___	]	63.02
Special Opportunities Fund	[___	]	31.51
Equity Income Fund	[___	]	16.64
Short-Term Bond Fund	[___	]	120.09
Intermediate U.S. Government Fund	[___	]	83.62
Total Return Bond Fund	[___	]	131.87
Corporate Fund	[___	]	7.00
Securitized Opportunities Fund	[___	]	26.00
Kentucky Intermediate Tax-Free Fund	[___	]	15.73
Maryland Intermediate Tax-Free Fund	[___	]	21.89
North Carolina Intermediate Tax-Free Fund	[___	]	15.15
South Carolina Intermediate Tax-Free Fund	[___	]	25.83
Virginia Intermediate Tax-Free Fund	[___	]	15.33
West Virginia Intermediate Tax-Free Fund	[___	]	23.34
Strategic Allocation Conservative Fund	[___	]	8.36
Strategic Allocation Balanced Fund	[___	]	9.96
Strategic Allocation Growth Fund	[___	]	9.06
Strategic Allocation Equity Fund	[___	]	10.72

High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to a Fund’s shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Higher portfolio turnover rates for each Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See “Additional Tax Information.”

VALUATION

VALUATION OF THE BOND FUNDS, THE STOCK FUNDS AND THE FUNDS OF FUNDS

Except as noted below, investments of the Stock Funds, Bond Funds, and Fund of Funds of the Trust in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market, typically 4:00 PM EST or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at their latest bid quotations in such principal market. Fixed-income securities are valued by using evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Securities for which an independent pricing service does not provide a current evaluation or provides a value that does not represent fair value in the judgment of the Funds’ Adviser are valued at fair value under procedures approved by the Board of Trustees. Such procedures may include a yield equivalent or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board of Trustees. With respect to participation certificates (otherwise known as participation notes, equity linked notes, or “widgets”), if the price provided by an independent pricing service should reflect a price premium, the market maker (broker) will be contacted to provide the premium and the participation certificate’s price will be adjusted accordingly. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at

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original cost. Open ended mutual fund investments will be valued at the most recently calculated NAV. Closed end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded.

The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent using the latest foreign exchange bid quotation (from an approved pricing vendor) as of the time of NAV calculation. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a “Significant Event”), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a “Trigger”) and preauthorize the Trust’s Accounting Agent to utilize a pricing service authorized by the Board (a “Fair Value Pricing Service”) that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities affected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each class of Shares of each Fund of Sterling Capital Funds is offered on a continuous basis by Sterling Capital Distributors, LLC (the “Distributor”). Class A, Class C, or Institutional Shares may be purchased through banks, brokers and other financial intermediaries, as well as through accounts at Branch Banking and Trust Company (“BB&T”), or BB&T’s affiliated or correspondent banks. Customers purchasing Shares of the Funds may include officers, directors, or employees of BB&T or BB&T’s affiliated or correspondent banks. Class R Shares are available only to certain specified benefits plans (an “Eligible Plan”), such as 401(k) plans, 457 plans, and employer sponsored 403(b) plans whereby the plan or the plan’s financial service firm has an agreement with the Fund, Distributor or Adviser to utilize Class R Shares in certain investment products or programs. Class B shares are closed to new purchases. If you hold Class B shares, you may: (i) continue as a Class B shareholder; (ii) continue to reinvest dividends and distributions into Class B shares; and (iii) exchange your Class B Shares of a Sterling Capital Fund for Class B shares of other Sterling Capital Funds, as permitted by existing exchange privileges. Note also that not all Funds and classes are available for purchase in all states.

PURCHASE OF CLASS A AND CLASS C SHARES

As stated in the Class A, Class B, and Class C Prospectus, the public offering price of Class A Shares of a Fund is its NAV next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of a Fund is calculated by dividing NAV by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B, and Class C Prospectus applies to purchases of Class A Shares of such a Fund by a purchaser (a “Purchaser”).

Class C Shares of each Fund offering such Shares are sold at their NAV per share, as next computed after an order is received. However, as discussed in the Class A, Class B, and Class C Prospectus, the Class B and Class C Shares are subject to a contingent deferred sales charge (“CDSC”) if they are redeemed prior to the sixth and first anniversary of purchase, respectively.

Shares of a Fund sold to a bank, other financial institution or intermediary or broker-dealer (hereinafter referred to individually as “Participating Organizations”) acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Fund’s transfer agent and to deliver federal funds for

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purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to customers. Depending upon the terms of a particular customer account, a Participating Organization or Bank may charge a customer’s account fees for services provided in connection with investment in the Funds.

In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the NAV as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor’s right to that day’s closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the NAV determined as of the Valuation Time for the next Business Day.

Every shareholder will be mailed a confirmation of each new transaction in the shareholder’s account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the customer by the Participating Organization. Certificates representing Shares will not be issued.

AUTO INVEST PLAN. The Funds' Auto Invest Plan enables shareholders to make regular purchases of Class A, Class C, and Institutional Shares through automatic deduction from their bank accounts. Investors are no longer able to invest in Class B shares through an automatic investment plan. With shareholder authorization, the Funds’ transfer agent will deduct the amount specified (subject to the applicable minimums) from the shareholder’s bank account and will automatically invest that amount in Class A, Class C, or Institutional Shares at the public offering price on the date of such deduction.

For a shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, RI 02940-9762. The Auto Invest Plan may be amended or terminated without notice at any time by the Funds.

STERLING CAPITAL FUNDS INDIVIDUAL RETIREMENT ACCOUNT (“IRA”). A Sterling Capital Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A or Class C Shares for an IRA. Sterling Capital Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

All Sterling Capital Funds IRA distribution requests must be made in writing to the Funds' transfer agent. Any additional deposits to a Sterling Capital Funds IRA must distinguish the type and year of the contribution.

For more information on a Sterling Capital Funds IRA, call Sterling Capital Funds at 1-800-228-1872. Investment in Shares of the Tax-Free Bond Funds would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on Sterling Capital Funds IRA contribution and withdrawal requirements and restrictions.

SALES CHARGES

As the Funds’ principal underwriter, the Distributor enters into selling and/or service agreements with financial intermediaries to authorize the financial intermediaries to make available Class A and Class C Shares of the Funds to investors. The Funds re-allow some or all of the applicable sales charge as dealer discounts and brokerage commissions. With respect to the Stock Funds, Fund of Funds, and Total Return Bond Fund, the Distributor receives up to 0.75% of the sales charge charged to shareholders for marketing and distribution expenses. With respect to the Tax-Free Bond Funds, Intermediate U.S. Government Fund, Short-Term Bond Fund, Corporate Fund and Securitized Opportunities Fund, the Distributor receives up to 0.40% of the sales charge charged to shareholders for marketing and distribution expenses. With respect to the Ultra Short Bond Fund, the Distributor receives up to 0.10% of the sales charge charged to shareholders for marketing and distribution expenses. The Fund’s transfer agent will pay the remaining sales charge to dealers. As a result, broker-dealers that sell shares of the Funds may receive more revenue from the sale of the Funds than from the sale of other mutual funds offered by such firms. Under federal securities laws, a broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an “underwriter” for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

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The Adviser, at its expense, may also provide additional compensation to dealers in connection with sales of Class A Shares of any Fund. The maximum cash compensation payable by shareholders is 5.75% of the public offering price of Class A Shares. In addition, the Adviser may provide financial assistance to financial intermediaries (including, but not limited to, broker dealers, shareholder servicing agents, and financial advisors) in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or broker dealer-sponsored special events. Financial intermediaries may not use sales of a Fund’s Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority. Financial intermediaries are not permitted to delay the placement of orders to benefit themselves by a price change.

CLASS A SHARES

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Funds online at www.sterlingcapitalfunds.com or on reinvested dividends and distributions.

The current sales charge rates are as follows:

FOR THE STOCK FUNDS, FUNDS OF FUNDS AND THE TOTAL RETURN BOND FUND

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above(1)	0.00%	0.00%

[1]

There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (“CDSC”) of up to 1.00% of the purchase price will be charged to the shareholders if the shares are redeemed within two years after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) shareholders who purchased $1 million or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to February 1, 2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $1 million or more, broker-dealers may be paid a finder’s fee of up to 1.00% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million up to $5 million, and 0.25% of the offering price from $5 million and up.

FOR THE TAX-FREE BOND FUNDS, INTERMEDIATE U.S. GOVERNMENT FUND, AND SHORT-TERM BOND FUND

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT
Up to $49,999	2.00%	2.04%
$50,000 up to $99,999	1.75%	1.78%
$100,000 up to $249,999	1.50%	1.52%
$250,000 up to $499,999	1.00%	1.01%
$500,000 and above(1)	0.00%	0.00%

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[1]

There is no initial sales charge on purchases of $500,000 or more. However, a CDSC of up to 0.50% of the purchase price will be charged to the shareholders if the shares are redeemed within eighteen months after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

A CDSC of up to 0.50% of the purchase price will be charged to the following Class A shareholders who received a sales charge waiver and then redeem their shares within eighteen months after purchase: (i) shareholders who purchased $500,000 or more and (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to February 1, 2012. This CDSC will be based on the lower of the cost of the shares or their NAV at the time of redemption.

For sales of over $500,000 or more, broker-dealers may be paid a finder’s fee of up to 0.50% of the offering price of such shares up to $5 million, 0.35% of the offering price from $5 million up to $10 million, and 0.25% of the offering price from $10 million and up.

FOR THE ULTRA SHORT BOND FUND

YOUR INVESTMENT	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT
Up to $49,999	0.50%	0.50%
$50,000 up to $99,999	0.25%	0.25%
$100,000 and above (1)	0.00%	0.00%

[1]	There is no initial sales charge on purchases of $100,000 or more.

The sales charges set forth in the tables above are applicable to purchases made at one time by any Purchaser, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

In determining whether a particular redemption is subject to a CDSC, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares, and then of any Class B Shares in the shareholder’s Fund account, (unless the shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

Certain sales of Class A Shares are made without a sales charge or with a reduced sales charge, as described in the Class A, Class B, and Class C Prospectuses under the caption “Sales Charge Reductions and Waivers,” to promote goodwill with employees and others with whom BB&T and/or Sterling Capital Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible. However, a CDSC of up to 1.00% of the purchase price will be charged to the following Class A shareholders who receive a sales charge waiver and then redeem their shares within two years of purchase: (i) shareholders who purchased $1 million or more (for the Stock Funds, Funds of Funds and the Total Return Bond Fund) or $500,000 or more (for the Tax-Free Bond Funds, Intermediate U.S. Government Fund and Short-Term Bond Fund) and; (ii) employees of Sterling Capital Funds, BB&T and its affiliates for shares purchased prior to February 1, 2012.

LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent (“LOI”) which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Funds (the “Variable NAV Funds”), within a period of 13 months. Each purchase of Shares under a LOI will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the LOI (the "LOI Investment Amount"). For purposes of meeting the LOI Investment Amount, a LOI may include accumulated holdings (as described and calculated under “Concurrent Purchases and Right of Accumulation” below) if such LOI gives the Transfer Agent sufficient information to permit confirmation of the accumulated holdings; however, no sales charge adjustment will be made for shares purchased prior to the date of the LOI. The 13-month period during which the LOI is in effect will begin on the date of the earliest purchase to be included. This program may be modified or eliminated at any time or from time to time by the Funds without notice.

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A LOI is not a binding obligation upon the investor to purchase the LOI Investment Amount. The minimum initial investment under a LOI is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the LOI Investment Amount is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares will not be held in escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the LOI have been made or the higher sales charge has been paid. When the LOI Investment Amount has been purchased, the escrow will be released. To the extent that an investor purchases more than the LOI Investment Amount indicated on the LOI and qualifies for a further reduced sales charge within the 13 month period, no sales charge adjustment will be made for shares purchased prior to such qualifying purchase.

For further information, interested investors should contact the Funds’ transfer agent. LOI privileges may be amended or terminated without notice at any time by the Funds.

CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser’s current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current NAV of all Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, shareholders must at the time of purchase provide the Transfer Agent with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Funds.

Proceeds from the CDSC together with the distribution and shareholder service fees under the Distribution Plan defray the expenses of advancing brokerage commissions, as well as expenses for the Funds’ distribution-related and shareholder services. These services include the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.00% of the original purchase price of the Class B Shares of the Fund and of 1.00% of the original purchase price of the Class C Shares of the Fund will be paid to financial institutions and intermediaries. In addition, the Distributor may receive up to 0.25% of the original purchase price of the Class B and Class C Shares.

CLASS B SHARES AND CLASS C SHARES. The CDSC is waived on redemption of Shares: (i) following the death or disability (as defined in the Code, as defined below) of a shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2; and (iii) provided that the shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature. A shareholder or his or her representative should contact the transfer agent to determine whether a retirement plan qualifies for a waiver and must notify the transfer agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a “redemption” of Class B or Class C Shares for purposes of the assessment of a CDSC, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B or Class C Shares of other Funds of Sterling Capital Funds as described under “Exchange Privilege.”

For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a shareholder’s Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a shareholder’s Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

If a shareholder effects one or more exchanges among Class B Shares of the Funds during the eight-year period, the Funds will aggregate the holding periods for the shares of each Fund of Sterling Capital Funds for purposes of calculating that eight-year period. Because the per share NAV of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

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EXCHANGE PRIVILEGE

INSTITUTIONAL SHARES. Class A, Class B or Class C Shares may be exchanged for Institutional Shares of the same Fund if an investor becomes eligible to purchase Institutional Shares. Institutional Shares may be exchanged for Class A Shares of a Fund if an investor ceases to be eligible to purchase Institutional Shares.

CLASS R SHARES. Class R Shares of each Fund may be exchanged for Class R Shares of another Fund that is available through an Eligible Plan on the basis of relative NAV per Class R Share. Class R Shares may not be exchanged for Class A, Class B or Class C Shares and may be exchanged for Institutional Shares only if the Shareholder becomes eligible to purchase Institutional Shares.

CLASS A. Only residents of Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund, respectively.

CLASS B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative NAV per Class B Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class B Shares.

For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

CLASS C. Class C Shares of each Fund may be exchanged for Class C Shares of the other Funds on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares.

For purposes of computing the CDSC that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is “tacked” to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the shareholder’s order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.

ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the shareholder’s tax cost (or “basis”) in the Shares surrendered and the value of the Shares received in the exchange. If a shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the shareholder’s basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

If not selected on the Account Registration form, the shareholder will automatically receive Exchange privileges. A shareholder wishing to exchange Class A, Class B, or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Funds’ transfer agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION

CLASS R SHARES. Selling shares may only be effected through your Eligible Plan. Contact your plan administrator or refer to the appropriate plan documents for specific details regarding redemption of Class R Shares.

REDEMPTION BY MAIL. A written request for redemption must be received by the Funds’ transfer agent in order to constitute a valid tender for redemption from an IRA. Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are

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defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record or (c) the Owner(s) address of record has changed within the last ten (10) business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Funds reserve the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See “Redemption by Telephone” for further discussion on sending proceeds to your bank account.

REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the shareholder selected that option on the Account Registration Form. A shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the shareholder by telephone to the transfer agent. The transfer agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call Sterling Capital Funds at 1-800-228-1872. If not selected on the Account Registration form, the shareholder will automatically receive telephone redemption privileges. None of the Funds’ transfer agent, Sterling Capital or the Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the Funds’ telephone transaction procedures, upon instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder’s account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, shareholders may also mail the redemption request to the Funds.

REDEMPTION ONLINE. Shares may be redeemed online if the shareholder has set up an account online at www.sterlingcapitalfunds.com. Redemption proceeds will be mailed to the shareholder’s address of record or sent to the shareholder’s bank account via electronic transfer (ACH). Under most circumstances, such payments will be mailed on the next Business Day following receipt of a valid request for redemption. For online redemptions, visit Sterling Capital Funds at www.sterlingcapitalfunds.com. None of the Funds’ transfer agent, Sterling Capital or the Funds will be liable for any losses, damages, expenses or costs arising out of any online transaction (including exchanges and redemptions) effected in accordance with the Funds’ online transaction procedures, upon receipt of instructions reasonably believed to be genuine. The Funds will employ procedures designed to provide reasonable assurance that instructions communicated online are genuine; if these procedures are not followed, the Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include the use of an online password and symbol authentication system, sending confirmations to shareholders within 72 hours of the online transaction, and sending redemption proceeds only to the address of record or sent to the shareholder’s bank account via electronic transfer (ACH). In addition, a shareholder may not make an online redemption within 30 days of changing their address of record. If, due to temporary adverse conditions, investors are unable to effect online transactions, shareholders may also mail the redemption request to the Funds.

The Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by a Sterling Capital Fund of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for a Fund to determine the value of its total net assets.

The Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Funds’ responsibilities under the 1940 Act.

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AUTO WITHDRAWAL PLAN. Sterling Capital Funds Auto Withdrawal Plan enables shareholders to make regular redemptions of Class A, Class B, Class C, and Institutional Shares of a Fund. With shareholder authorization, the Funds’ transfer agent will automatically redeem Class A, Class B, Class C, and Institutional Shares at the NAV of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the shareholder.

Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain shareholders because of tax liabilities.

To participate in the Auto Withdrawal Plan, shareholders should complete a supplemental sign-up form that can be acquired by calling the Funds’ transfer agent. For a shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Fund.

PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the NAV per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to shareholders for Shares redeemed will be made within seven days after receipt by the Funds’ transfer agent of the request for redemption. However, to the greatest extent possible, the Funds will attempt to honor requests from shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the transfer agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the Funds or the shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Fund will attempt to honor requests from its shareholders for same day payment upon redemption of Shares if the request for redemption is received by the transfer agent before the close of business on a Business Day. Payment for redemptions requests received after the close of business will be made on the next Business Day, unless it would be disadvantageous to the Fund or its shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

ADDITIONAL TAX INFORMATION

The following discussion of the U.S. federal income tax consequences of investing in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Regulations, and other applicable authority, all as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important federal tax considerations generally applicable to investments in the Funds. This discussion does not address all aspects of taxation (including state, local and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders, such as insurance companies, tax-deferred retirement plans, financial institutions or foreign shareholders (defined below), that are subject to special treatment under U.S. federal income tax laws. Shareholders should consult their own tax advisors regarding their particular situations and the possible application of foreign, state and local tax laws.

TAXATION OF THE FUNDS. Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund to elect to be treated as, and to qualify for, the favorable tax treatment accorded regulated investment companies (“RICs”) under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. If the Funds qualify as RICs that are accorded special treatment, the Funds will not be subject to federal income tax on income that is distributed in a timely manner to their shareholders in the form of dividends (including Capital Gain Dividends, as defined below). RICs are subject to a federal excise tax if they do not distribute substantially all of their income on a calendar-year basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all of its ordinary income and net realized capital gains.

In order to qualify for the special tax treatment accorded RICs and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below); (b) distribute each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the fair market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other RICs and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding

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voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below).

In general, for purposes of the 90% gross income requirement described in (a) of the paragraph immediately above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the RIC. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in subsection (a)(i) of the paragraph above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification requirements in (c) above, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership. Also, for purposes of meeting the diversification requirements described in (c) above, identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to identification of the issuer for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (c) above.

As mentioned above, if a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Although each Fund expects to qualify as a RIC and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

If for any taxable year a Fund were to fail to meet the income, distribution or diversification test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such a failure for any taxable year, or otherwise failed to qualify as a RIC that is accorded special tax treatment, all of the Fund’s taxable income would be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its shareholders). In addition, all distributions to shareholders from earnings and profits would be taxed as dividend income, even if the distributions were attributable to long-term capital gains or exempt interest income earned by the Fund. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders or to be treated as qualified dividend income to non-corporate shareholders, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the Fund shares. Furthermore, in order to re-qualify for taxation as a RIC that is accorded special treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain. Investment company taxable income that is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but it may designate the retained amount as undistributed capital gains in a notice mailed within 60 days of the close of the Fund’s taxable year to its shareholders who would then, in turn, be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for federal income tax purposes, the tax basis of Shares owned by a shareholder of the Fund would be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

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In determining its net capital gain (including in connection with determining the amount available to support a Capital Gain Dividend), its taxable income and its earnings and profits, a RIC may elect to treat any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) and certain late-year ordinary losses (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following year. A Fund will be treated as having distributed any amount on which it is subject to corporate income tax for its taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by a Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that a Fund will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, subject to certain limitations, a Fund may carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

DISTRIBUTIONS. For federal income tax purposes, distributions of investment income from a Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. In general, a Fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the Fund’s holding period in its investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any capital loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Long-term capital gain rates applicable to individuals have been temporarily reduced—in general to 15%, with a 0% rate applying to taxpayers in the 10% and 15% rate brackets—for taxable years beginning before January 1, 2013. These reduced rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryforwards.

For taxable years beginning on or after January 1, 2013, Section 1411 of the Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals whose income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. The details of the implementation of this tax and of the calculation of net investment income, among other issues, are currently unclear and remain subject to future guidance. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains (other than exempt-interest dividends) as described above, and (ii) any net gain from the sale, exchange or other taxable disposition of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

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Distributions of taxable income or capital gains are taxable to Fund shareholders as described herein whether received in cash or reinvested in additional Fund Shares. Dividends and distributions on a Fund’s Shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of Shares purchased at a time when a Fund’s NAV reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund’s NAV also reflects unrealized losses.

If, in and with respect to any taxable year, a Fund makes a distribution in excess of its current and accumulated “earnings and profits,” the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of his or her Shares.

For taxable years beginning before January 1, 2013, distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed to individuals at the rates applicable to long-term capital gain, provided holding period and other requirements (described below) are met at both the shareholder and Fund levels. The special tax treatment of qualified dividend income will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation that is readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such Fund’s Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. The Bond Funds do not expect a significant portion of their distributions to be derived from qualified dividend income.

In general, properly reported dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a dividend eligible for the dividends received deduction (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days during the 91-day period surrounding the ex-dividend date (less than 91 days in the 181-day period surrounding the ex-dividend date in the case of certain preferred stock), or (2) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its Shares of a Fund or (2) by application of various provisions of the Code (for instance, the dividends received deduction is reduced in the case of a dividend received on debt-financed portfolio stock — generally, stock acquired with borrowed funds). The Bond Funds do not expect a significant portion of their distributions to qualify for the dividends received deduction.

To the extent that a Fund makes a distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders. Similarly, to the extent that a Fund that qualifies to pay exempt-interest dividends (see the discussion under “Exempt-Interest Dividends” below) makes a distribution of income that is attributable to (i) income received by the Fund in lieu of tax-exempt interest with respect to securities on loan or (ii) tax-exempt interest received by the Fund on tax-exempt securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for federal income tax purposes as a loan by the Fund, such distribution may not constitute exempt-interest dividends to shareholders.

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Dividends received by a shareholder of a Fund that are derived from the Fund’s investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the shareholder had purchased U.S. Government Securities directly.

Dividends are generally taxable in the taxable year received. However, as noted above, a dividend paid to shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during each year.

EXEMPT-INTEREST DIVIDENDS. The Tax-Free Bond Funds generally expect most of their income dividends to be exempt-interest dividends. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund’s taxable year, at least 50% of the total value of the Fund’s assets consists of securities generating interest that is exempt from federal income tax under Section 103(a) of the Code. Such dividends may not exceed, in the aggregate, the net interest a Fund receives during the taxable year from securities exempt from regular federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes, but may be taxable for federal alternative minimum tax purposes (both for individual and corporate shareholders) and for state and local tax purposes. In particular, if a Fund invests in “private activity bonds,” certain shareholders may become subject to alternative minimum tax on the part of the Fund’s distributions derived from interest on such bonds.

As a matter of policy, under normal market conditions, not more than 10% of a Fund’s total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. Interest income on all Tax-Exempt Obligations is, with very limited exceptions, included in “adjusted current earnings” for purposes of computing the federal alternative minimum tax applicable to corporate shareholders. Individual and corporate shareholders subject to the alternative minimum tax should consult their tax advisors regarding the potential alternative minimum tax implications of holding shares of a Fund.

A Fund that is qualified to pay exempt-interest dividends will notify investors in a written statement of the percentage of its income distributions reported as tax-exempt. The percentage is applied uniformly to all income distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund’s income that was tax-exempt during the period covered by the distribution. Thus, a shareholder who holds Shares for only part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

If a shareholder receives an exempt-interest dividend with respect to any Share held by the shareholder for six months or less, any loss on the sale or exchange of such Share will generally be disallowed to the extent of the amount of such exempt-interest dividend. However, this loss disallowance does not apply with respect to redemptions of Fund shares with a holding period beginning after December 22, 2010 if such Fund declares substantially all of its net tax-exempt income as exempt interest dividends on a daily basis, and pays such dividends on at least a monthly basis.

In certain limited instances, the portion of Social Security or railroad retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or railroad retirement benefits should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry Shares of a Fund paying exempt-interest dividends will not be deductible. The portion of interest that is not deductible is generally equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund’s total dividends (excluding Capital Gain Dividends) paid to the shareholder that consist of exempt-interest dividends. Under rules used by the IRS to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of Shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of Shares.

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In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are “substantial users” of the facilities financed by such obligations or bonds or who are “related persons” of such substantial users. The term “substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each shareholder who may be considered a “substantial user” should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the shareholder were treated as a “substantial user” or a “related person.”

If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

The Funds may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See “INVESTMENT OBJECTIVES AND POLICIES—Additional Information on Portfolio Instruments—Puts” in this SAI. The policy of each of the Tax-Free Bond Funds is to limit the acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Tax-Exempt Obligations subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the IRS has issued a published ruling that provides some guidance regarding the tax consequences of the purchases of puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that the Tax-Free Bond Funds could acquire under the 1940 Act. Therefore, although the Tax-Free Bond Funds will only acquire a put after concluding that the put will have the tax consequences described above, the IRS could reach a different conclusion from that of the Tax-Free Bond Funds. If a Tax-Free Bond Fund were not treated as the owner of the relevant Tax-Exempt Obligations, income from such securities would probably not be tax exempt.

Distributions made by a Tax-Free Bond Fund derived from taxable income and gains may result in federal income taxes (as described under “Distributions” above) and/or state income or other taxes. Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, Funds may be subject to the tax laws of such states or localities. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes to distributions received from a Fund.

SELLING SHARES. Upon the disposition of Shares of a Fund (whether by redemption, sale or exchange), a shareholder will generally recognize gain or loss in an amount equal to the difference between the amount received and the shareholder’s adjusted tax basis in the Fund Shares. In general, any gain or loss realized upon taxable disposition of Fund Shares will be treated as long-term capital gain or loss if the Shares have been held for more than 12 months, and as short-term capital gain or loss if the Shares have not been held for more than 12 months. The tax rate generally applicable to capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains and (ii) for taxable years beginning before January 1, 2013, 15% for long-term capital gains, with a 0% rate applicable to taxpayers in the 10% and 15% tax brackets. As noted above, these long-term capital gains rates will expire for taxable years beginning on or after January 1, 2013, unless Congress enacts legislation providing otherwise.

Any loss realized upon a taxable disposition of Fund Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed received) by a shareholder with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which a shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales.

In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that a shareholder replaces the disposed of Fund Shares with other substantially identical Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder’s basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

Upon the redemption or exchange of Fund shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See the Funds’ Prospectuses for more information.

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DISCOUNT SECURITIES. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in taxable income (and required to be distributed by a Fund) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income which is taxable and is required to be distributed even though a Fund holding the security receives no interest payment in cash on the security during the year.

Moreover, some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its "revised issue price") over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. Generally, a Fund will be required to include the acquisition discount or OID in income (as ordinary income) over the term of the debt security, even though payment of that amount by the issuer is not received until a later time, usually when the debt obligation matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income by the Fund with respect to such debt obligations.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of a Fund or by disposing of portfolio securities, including when it is not advantageous to do so, that the Fund would otherwise have continued to hold. A Fund may realize gains or losses from such dispositions. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.

HIGH-YIELD BONDS. A Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to federal income or excise tax.

A portion of the OID on certain high-yield discount obligations may not be deductible to the issuer. If a portion of the OID on such high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if an issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the corporate dividends received deduction to the extent attributable to the deemed dividend portion of such OID.

CERTAIN INVESTMENTS IN REITS. Certain of the Funds may invest in equity securities of issuers qualifying as real estate investment trusts under Subchapter M of the Code (“REITs”). A Fund’s investments in REIT equity securities may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, the distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. At other times, investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends received deduction and generally will not constitute qualified dividend income.

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INVESTMENTS IN MORTGAGE-RELATED SECURITIES. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”), including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect, or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. This notice also provides, and the Regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

CERTAIN FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS. The Funds’ transactions in futures contracts, options, other derivative instruments (e.g., forward contracts and swap agreements), as well as other hedging, short sale or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to a Fund, and/or cause adjustments in the holding periods of a Fund’s securities. These rules could therefore affect the amount, timing, and/or character of distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Because the tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of the Fund's transactions in foreign currencies and hedging activities are likely to produce a difference between its book income and its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If such a difference arises, and a Fund’s book income is less than its taxable income (or, in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment. In the alternative, if a Fund’s book income exceeds its taxable income (or in the case of a tax-exempt Fund, the sum of its net tax-exempt and taxable income) the distribution, if any, of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

FOREIGN TAXES. Dividends and interest received by a Fund from sources within foreign countries may be subject to income, withholding or other taxes imposed by such countries that would reduce the yield on the Fund’s securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes. Shareholders of a Fund other than the Funds of Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by a Fund. For information with respect to the Funds of Funds, see “Additional Tax Information Concerning the Funds of Funds, below.

FOREIGN CURRENCY-RELATED TRANSACTIONS AND PASSIVE FOREIGN INVESTMENT COMPANIES. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by a Fund to offset income or gains earned in subsequent taxable years.

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Equity investments by a Fund in certain foreign corporations classified for U.S. tax purposes as “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from a disposition of shares in the PFIC, which tax could not be eliminated by making distributions to Fund shareholders. However, a Fund may elect to avoid the imposition of that tax. For example, a Fund may elect in certain cases to treat a PFIC as a “qualified electing fund” (a “QEF election”), in which event the Fund will be required to include in income its share of the PFIC’s income and net capital gains annually, regardless of whether the Fund receives any distributions from the PFIC. A Fund also may make an election to mark any gains (and to a limited extent losses) in its holdings in a PFIC “to the market” as though it had sold and, solely for purposes of this mark-to-market election, repurchased its holdings in the PFIC on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total returns. Dividends paid by PFICs will not be eligible to be treated as qualified dividend income. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in other funds, it may not make such PFIC elections; rather, the underlying funds directly investing in the PFICs would decide whether to make such elections.

A PFIC is any foreign corporation if (i) 75% of more of the corporation’s income for a taxable year is passive income, or (ii) 50% or more of the average percentage of the corporation’s assets (generally by value, but by adjusted tax basis in certain cases) produce or are held for the production of passive income. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. If a Fund receives dividends from another mutual fund, an ETF or another company that qualifies as a RIC (each, an “Underlying RIC”), and the Underlying RIC reports such dividends as qualified dividend income or as eligible for the dividends received deduction, then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income or as eligible for the dividends received deduction, as the case may be, provided in each case that the Fund meets holding period and other requirements with respect to shares of the investment company.

ADDITIONAL TAX INFORMATION CONCERNING THE FUNDS OF FUNDS. Because the Funds of Funds invest their assets in shares of Underlying Funds (for purposes of this section, “Underlying Funds” refers only to funds in which the Funds of Funds invest, that are themselves RICs), their distributable income and gains will normally consist of distributions from Underlying Funds and gains and losses on the disposition of Shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, a Fund of Funds will not be able to recognize its share of those losses to offset distributions of net income or capital gains realized from other sources until it disposes of Shares of the Underlying Fund (although such losses of an Underlying Fund may reduce distributions to the Fund of Funds from that Underlying Fund in future taxable years). Moreover, even when a Fund of Funds does make a disposition of shares of an Underlying Fund, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, a Fund of Funds will not be able to offset any capital losses from its dispositions of Underlying Fund Shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund of Fund’s sale of Underlying Fund Shares that have generated losses. A wash sale occurs if Shares of an Underlying Fund are sold by the Fund of Fund at a loss and the Fund of Funds acquires additional Shares of that same Underlying Fund 30 days before or after the date of the sale. The wash sale rules could defer a Fund of Fund’s losses on sales of Underlying Fund Shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that a Fund of Funds will be required to distribute to shareholders may be greater than such amounts would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds, rather than investing in Shares of the Underlying Funds. For similar reasons, the character of distributions from a Fund of Funds (e.g., long-term capital gain, eligibility for dividends received deduction, etc.) will not necessarily be the same as it would have been had the Fund of Funds invested directly in the securities held by the Underlying Funds. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.

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If, at the close of each quarter of a Fund’s taxable year, at least 50% of its total assets consists of interests in other RICs, the Fund will be a “qualified fund of funds.” In that case, the Fund is permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of exempt-interest dividends it receives from Underlying Funds. For further considerations pertaining to exempt-interest dividends, see “Exempt-Interest Dividends” above. Furthermore, a qualified fund of funds is permitted to elect to pass through to its shareholders foreign income and other similar taxes paid by an Underlying Fund that itself elected to pass such taxes through to shareholders, so that shareholders of the Fund of Funds will be eligible to claim a tax credit or deduction for such taxes. If the election is made by a Fund, shareholders of the Fund generally will be required to include in U.S. taxable income their pro rata shares of such taxes (in addition to the taxable distributions actually received by them), and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to claim a credit for or deduct their share of such taxes, subject to generally applicable limitations on such credits and deductions. A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by a Fund is subject to certain limitations imposed by the Code (including certain holding period requirements with respect to Fund shares for shareholders seeking claim credits), which may result in the shareholder not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize deductions on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund of Funds qualifies to make such election for any year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-exempt accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of a Fund of Funds are urged to consult their tax advisors with specific reference to their own tax situations, including the potential application of state, local and foreign taxes.

BACKUP WITHHOLDING. Each Fund generally is required to withhold and remit to the U.S. Treasury under the backup withholding rules a percentage of the proceeds of Share sales, exchanges, or redemptions made by, and the dividends and other distributions paid to, any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (TIN), (ii) who has under-reported dividend or interest income, or (iii) who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.

TAX SHELTER REPORTING REGULATIONS. Under Treasury Regulations, if a shareholder recognizes a loss on disposition of a Fund’s Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

ADDITIONAL TAX INFORMATION CONCERNING FOREIGN SHAREHOLDERS. In general, dividends, other than Capital Gain Dividends and exempt-interest dividends, paid by a Fund to a shareholder that is not a “United States person” within the meaning of the Code (such shareholder, a “foreign shareholder”) are subject to withholding of federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign shareholder directly, would not be subject to withholding. However, effective for distributions with respect to taxable years of a Fund beginning before January 1, 2012, this tax did not apply and a Fund was not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that did not provide a satisfactory statement that the beneficial owner was not a U.S. person, (x) to the extent that the dividend was attributable to certain interest on an obligation if the foreign shareholder was the issuer or was a 10% shareholder of the issuer, (y) that was within certain foreign countries that had inadequate information exchange with the United States, or (z) to the extent the dividend was attributable to interest paid by a person that was a related person to the foreign shareholder and the foreign shareholder was a controlled foreign corporation) from U.S.-source interest income that, in general,

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would not be subject to federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions were properly reported as such by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign shareholder who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition U.S. real property interests) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions were properly reported as such by the Fund (“short-term capital gain dividends”). This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of a Fund beginning on or after January 1, 2012. It is currently unclear whether Congress will extend this exemption for dividends with respect to taxable years beginning on or after January 1, 2012, or what the terms of such an extension would be, including whether such extension would have retroactive effect. Depending on the circumstances, a Fund was permitted to choose not to report potentially eligible distributions as interest-related or short-term capital gain dividends and/or treat such dividends, in whole or in part, as ineligible for the exemption from withholding.

In the case of Shares held through an intermediary, the intermediary have withheld even if a Fund reported a payment as an interest-related or short-term capital gain dividend. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If a foreign shareholder has a trade or business in the U.S., and Fund dividends received by that foreign shareholder are effectively connected with the conduct of such trade or business, the dividends will be subject to federal taxation at regular income tax rates.

A foreign shareholder is not, in general, subject to federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of Shares of a Fund or on Capital Gain Dividends, unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder's sale of shares of a Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Prior to January 1, 2012, the special “look-through” rule discussed above for distributions by a Fund to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by a Fund and (ii) distributions received by a Fund from a lower-tier RIC that the Fund was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2012, and what the terms of any such extension would be, including whether any such extension would have retroactive effect. In addition, if a Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

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In order for a foreign shareholder to qualify for lower withholding tax rates under income tax treaties, the exemptions from withholding tax discussed above for interest-related and short-term capital gain dividends (to the extent available), and/or an exemption from backup withholding (also discussed above), the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. In addition, additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situations.
A foreign shareholder may be subject to state and local tax and to the federal estate tax in addition to the federal tax on income referred to above.

CERTAIN ADDITIONAL REPORTING AND WITHHOLDING REQUIREMENTS. Rules enacted in March 2010 known as the “Foreign Account Tax Compliance Act” (“FATCA”) require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments of U.S. source income (“withholdable payments”); this withholding tax will be phased in beginning with certain withholdable payments made on January 1, 2014. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends or interest and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest.

The IRS has issued preliminary guidance with respect to these rules; this guidance is potentially subject to material change. Pursuant to this guidance, distributions (other than exempt-interest dividends) made by a Fund to a shareholder subject to the phase in noted above, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends and short-term capital gain and interest-related dividends (if such treatment is extended), as described above), will be withholdable payments subject to withholding. Payments to shareholders will generally not be subject to withholding, so long as such shareholders provide a Fund with such certifications, waivers or other documentation as the Fund requires to comply with these rules, including, to the extent required, with regard to their direct and indirect owners. In general, it is expected that a shareholder that is a U.S. person or non-U.S. individual will be able to avoid being withheld upon by timely providing a Fund with a valid IRS Form W-9 or W-8, respectively. Subject to any applicable intergovernmental agreement, payments to a shareholder that is a “foreign financial institution” (as defined under these rules) will generally be subject to withholding unless such shareholder (i)(a) enters into a valid agreement with the IRS, among other requirements, report required information about certain direct and indirect U.S. investors or accounts, or (b) qualifies for an exception from entering into such an agreement, and (ii) provides the Fund with appropriate certifications or other documentation concerning its status.

A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, including current or future Treasury regulations or IRS guidance issued thereunder, in each case as modified by any applicable intergovernmental agreement between the United States and a non-U.S. government to implement FATCA and improve international tax compliance.

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation. Persons investing in a Fund through an intermediary should contact their intermediary regarding the application of this reporting and withholding regime to their particular investments in a Fund.

ADDITIONAL TAX INFORMATION CONCERNING TAX-EXEMPT SHAREHOLDERS. Income of a RIC that would be unrelated business taxable income ("UBTI") if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt entity that is a shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if Shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

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In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT (as defined in Section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisors concerning the consequences of investing in the Funds.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of Shares of a Fund as investments through such plans and the precise effect of such investments in their particular tax situations.

GENERAL. Information set forth in the Prospectuses and this SAI that relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussions in the Prospectuses and this SAI are based on tax laws and regulations which are in effect on the date of the Prospectuses and this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE BOND FUNDS. As indicated in the Prospectuses, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are designed to provide Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia shareholders, respectively, with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Free Bond Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any benefit from the dividends of the Tax-Free Bond Funds being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries of such plans and accounts when distributed to them.

Dividends that are derived from interest on a Fund’s investments in U.S. Government Securities and received by a shareholder who is a Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia resident are currently eligible for exemption from those states’ income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in Kentucky, Maryland, South Carolina, Virginia, and West Virginia as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

Distributions from the Kentucky Fund will not be subject to Kentucky income tax if the Kentucky Fund pays distributions to shareholders that are derived from interest on, or gain from the sale of, debt obligations of Kentucky or its political subdivisions or interest on debt obligations of the United States or of its agencies, instrumentalities, possessions, or territories.

Distributions from the Maryland Fund will not be subject to Maryland income tax if the Maryland Fund pays distributions to shareholders that are derived from interest on, or gain from the sale of, debt obligations of Maryland or its political subdivisions or interest on debt obligations of the United States and some of its authorities, commissions, instrumentalities, possessions or territories.

Distributions from the North Carolina Fund will not be subject to North Carolina income tax if made to individual shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of North Carolina or its political subdivisions, or (ii) attributable to interest on direct obligations of the United States, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities.

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Distributions from the South Carolina Fund will not be subject to South Carolina income tax if made to individual shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina.

Distributions from the Virginia Fund will not be subject to Virginia income tax if the Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of Virginia or its political subdivisions, debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or debt obligations of Puerto Rico, Guam, or the Virgin Islands, which debt obligations are backed by the full faith and credit of the borrowing government.

Distributions from the West Virginia Fund will not be subject to West Virginia income tax if the West Virginia Fund pays distributions to shareholders that it derived from interest on debt obligations of West Virginia or its political subdivisions or debt obligations of the United States and some of its authorities, commissions, or instrumentalities.

If a shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for 6 months or less, any loss on the sale or exchange of such Share will be disallowed for Maryland, North Carolina, South Carolina, Virginia, West Virginia tax purposes to the extent of the amount of such exempt-interest dividend, even though some portion of such dividend actually may have been subject to Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax.

Distributions by the Tax-Free Bond Funds of net long-term capital gains on securities held for more than one year are taxable to shareholders as such, regardless of how long the shareholder has held Shares in a Tax-Free Bond Fund, except that distributions which are directly attributable to gains from obligations of the Commonwealth of Kentucky and its political subdivisions are exempt from Kentucky state income tax, distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina state income tax, and distributions which are directly attributable to gains from certain obligations of the State of Maryland and its political subdivisions are exempt for Maryland state income tax. Distributions will be taxable as described above even if the NAV of a Share in a Tax-Free Bond Fund is reduced below the shareholder’s cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital.

Part or all of the interest on indebtedness incurred by a shareholder to purchase or carry Shares of the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund is not deductible, or requires a modification increasing adjusted gross income, for federal, Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia income tax purposes.

Distributions of exempt-interest dividends, to the extent attributable to interest on Kentucky, Maryland, North Carolina, South Carolina, Virginia, and West Virginia Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to Kentucky, Maryland, North Carolina, South Carolina, Virginia, or West Virginia (respectively) individual or corporate income tax. Distributions of exempt-interest dividends are also not subject to the Kentucky limited liability entity tax described below. However, distributions from the South Carolina Fund may be subject to certain estate, transfer and certain franchise taxes by South Carolina. Distributions of gains attributable to certain obligations of the State of Maryland and its political subdivisions are not subject to Maryland individual or corporate income tax. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. Distributions of gains attributable to obligations of the State of South Carolina are subject to South Carolina individual and corporate income tax. Individuals who are shareholders in West Virginia cannot reduce their West Virginia AGI for any portion of interest or dividends received from a Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded “exempt-interest dividends;” and they must increase their West Virginia Adjusted Gross Income (“AGI”) by the amount of such interest or dividend income. Also, an individual who is a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold Shares of a Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund Shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder’s Federal AGI.

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The foregoing is only a summary of some of the important federal and state tax considerations generally affecting purchasers of Shares of the Tax-Free Bond Funds. No attempt has been made to present a detailed explanation of the federal or state income tax treatment of the Tax-Free Bond Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the Tax-Free Bond Funds are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN KENTUCKY TAX-EXEMPT OBLIGATIONS

The concentration of investments in Kentucky Tax-Exempt Obligations by the Kentucky Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Kentucky and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Kentucky Fund and its portfolio securities. This section briefly describes current economic trends in Kentucky and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of Kentucky Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.

Economy. Kentucky’s economy, dominated in previous generations by coal, tobacco, bourbon, and horses, has since diversified to include prominently the manufacture of industrial machinery, automobiles and automotive parts, consumer appliances, non-durable goods, such as apparel, and service industries, such as air transportation, financial services, healthcare, retail trade, and tourism. Kentucky’s parks, horse breeding and racing industry, epitomized by the Kentucky Derby, play an important role in expanding tourism.

The national economic recession which began in the United States in 2007 had a severe impact on Kentucky personal income, the broadest measure of a state’s economic health. Kentucky personal income fell for three consecutive quarters during Kentucky’s fiscal year ended June 30, 2009, resulting in a 1.7% net decline. Kentucky lost a net 2.8% in total personal income from the peak to the trough of the recession, but the U.S. as a whole lost a net 5.5% in total personal income during the same period. Since the FY09 decline, Kentucky personal income has returned to its long-term trend of 0.9% average quarter-over-quarter growth experienced over the last decade and has surpassed its previous peak reached in the fourth quarter of FY08.

Non-farm employment in Kentucky was particularly hard hit by the national recession that began in 2007, and the duration of the decline in employment within Kentucky from the peak to the trough of the recession was unusually long, lasting nine quarters. Total non-farm employment in Kentucky decreased 6.0% during that period. Since the trough of the recession, growth in total non-farm employment in Kentucky has been weak (as was the case in the rest of the nation), with Kentucky recovering less than one-third of its losses during the two years following the official end of the national recession in 2009.

Budgetary Process. The Kentucky General Assembly is required by the Kentucky Constitution to adopt measures providing for the state’s revenues and appropriations for each fiscal year. The Governor is required by law to submit a biennial State Budget to the General Assembly during the legislative session held in each even numbered year. State Budgets have generally been adopted by the General Assembly during those legislative sessions, which end in mid-April, to be effective upon the Governor’s signature for appropriations commencing for a two-year period beginning the following July 1.

Kentucky Tax Treatment. The Kentucky tax treatment of shareholders of regulated investment companies such as the Kentucky Fund varies depending on the type of shareholder. For corporations (as defined in Section 7701(a)(3) of the Internal Revenue Code), Kentucky imposes a graduated corporate income tax that has a maximum rate of 6%. This tax is imposed on taxable net income which is determined by taking federal gross income and making various Kentucky-specific adjustments that differ from federal tax treatment. None of these adjustments affect dividends or other distributions from regulated investment companies; therefore, if such dividends or other distributions are exempt for federal tax purposes, they will be exempt for Kentucky income tax purposes.

Corporations, as well as other limited liability entities, are subject to the Kentucky Limited Liability Entity Tax (“LLET”). The LLET is imposed on C corporations (as defined in Section 1361(a)(2) of the Internal Revenue Code) and any pass-though entity that affords its members, partners, or shareholders protection from general liability for actions of the entity. A “pass-though entity” includes any partnership, S corporation (as defined in Section 1361(a)(1) of the Internal Revenue Code), limited liability

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company, limited partnership, or similar entity recognized by state law that is not taxed for federal purposes at the entity level but instead passes to each member, partner, or shareholder their proportionate share of income, deductions, gains, losses, and other tax items. A general partnership is not subject to the LLET because, although it is a pass-through entity, its partners do not enjoy limited liability.

The LLET is calculated based on the taxpayer’s gross receipts or gross profits. Since dividends or other distributions from regulated investment companies such as the Kentucky Fund are by definition not included in gross receipts or gross profits, entities generally subject to the LLET will not be subject to the LLET on such dividends or other distributions.

Individual shareholders of regulated investment companies such as the Kentucky Fund who are subject to the Kentucky individual income tax must calculate their Kentucky taxable income based on federal gross income with certain Kentucky-specific adjustments that differ from federal tax treatment. Since none of these adjustments affect dividends or other distributions from regulated investment companies, these individuals treat such dividends or other distributions for Kentucky tax purposes the same as they do for federal income tax purposes.

Credit Ratings. Standard and Poor’s assigns to Kentucky an issuer credit rating of “AA-” with a stable outlook. Moody’s Investor Services assigns to Kentucky an issuer credit rating of “Aa2” with a negative outlook. Fitch Ratings does not maintain an issuer rating for Kentucky but rates Kentucky’s appropriation and lease-backed debt “AA-” with a negative outlook.

Because the Kentucky Constitution requires the vote of a majority of the state's electorate to approve the issuance of state general obligation indebtedness and until 1998 required the vote of two-thirds of a municipality's electorate to approve the issuance of general obligation indebtedness by any city, county, or other municipality within the state, most Kentucky state and local government indebtedness had been issued not as general obligation indebtedness but as either debt payable only from revenues produced by the particular project or as indebtedness subject to biennial, in the case of the state, or annual, in the case of a local government, legislative appropriation for the payment of debt service. Such appropriation-backed indebtedness is customarily issued in the form of lease revenue bonds by a public authority or public holding company which uses the proceeds of the bonds to finance the particular public project and leases the project to the state or local government pursuant to a lease renewable each fiscal biennium (in the case of the state) or each fiscal year (in the case of a local government). Failure of the lessee government to renew the lease would terminate the lessee's obligation to make further rental payments and would leave the bondholders with recourse only against the property which was subject to the lease and any other security pledged for the payment of the bonds. An amendment to the state constitution approved by the electorate in 1994 authorized the Kentucky General Assembly to enact legislation permitting local governments (exclusive of school districts) to issue general obligation indebtedness without voter approval but subject to prescribed limitations on the maximum amount of indebtedness that may be incurred based on the assessed value of the taxable property within the municipality and such additional limitations and conditions as may be prescribed by statute. The Kentucky General Assembly enacted such enabling legislation in 1996 and the Kentucky courts issued a final judgment in 1998 upholding the validity of the constitutional amendment. Beginning in 1998, local governments (exclusive of school districts) in Kentucky began to issue general obligation indebtedness under the authority of the constitutional amendment and the enabling legislation, in addition to or instead of lease revenue bonds.

The Kentucky Fund is not required to invest any particular percentage of its assets in Kentucky Municipal Securities which are general obligations of issuers with substantial assets.

Overview of the Commonwealth of Kentucky’s Debt Authorities. Kentucky’s indebtedness is classified as either appropriation supported debt or non-appropriation supported debt.

Appropriation supported debt carries the name of Kentucky and is either (i) a general obligation of Kentucky or (ii) a revenue obligation of one of its debt-issuing agencies, which is subject to state appropriation for all or a portion of the debt service.

General obligation bonds pledge the full faith, credit and taxing power of Kentucky for the repayment of the debt. The Kentucky Constitution requires voter approval by general referendum prior to the issuance of general obligation bonds in amounts exceeding $500,000. Kentucky has not issued general obligation bonds since 1966 and has no general obligation bonds outstanding.

Project revenue notes and bonds are issued by various debt issuing authorities of Kentucky. The revenues produced by the projects funded by the debt are pledged as security for repayment of the debt. Project revenue debt is not a direct obligation of Kentucky. Project revenues are, in some cases, derived partially or solely from biennial appropriations of the Kentucky General Assembly. In other cases, the direct revenues generated from the funded project constitute the only source of payment.

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Non-appropriation or moral obligation debt carries the name of Kentucky for the benefit and convenience of other entities or agencies within Kentucky. The bonds are special obligations of the issuer, secured and payable solely from the sources pledged for the payment thereof and do not constitute a debt, liability, obligation or a pledge of the faith and credit or taxing powers of Kentucky. The Kentucky General Assembly does not intend to appropriate any funds to fulfill the financial obligations represented by these types of bonds. In the event of a shortfall, however, the issuer generally covenants to request from the Governor and the General Assembly sufficient amounts to pay debt service.

The payment of debt service by the state universities is enhanced by the requirement that, in the event of a default, the Secretary of the Kentucky Finance Cabinet must intercept any funds appropriated to the university but not yet disbursed and must use those funds to remedy the default.

Default Record. Neither Kentucky nor any of its agencies has ever defaulted in the payment of principal or interest on general obligation indebtedness or project revenue obligations.

Debt Issuing Entities of Kentucky. The following entities are active issuers of debt in Kentucky: State Property and Buildings Commission, Kentucky Asset/Liability Commission, Turnpike Authority of Kentucky, Kentucky Housing Corporation, Kentucky Infrastructure Authority, Kentucky Higher Education Student Loan Corporation, School Facilities Construction Commission, Kentucky Economic Development Finance Authority, Kentucky Local Correctional Facilities Construction Authority, and the nine State Universities. The ratings of each issuer vary.

The Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation issue obligations to finance projects that are not repaid by state governmental appropriations. The outstanding principal amount of the debt of the Kentucky Housing Corporation and the Kentucky Higher Education Student Loan Corporation are each limited by statute to $5.0 billion. The State Property and Buildings Commission, Turnpike Authority of Kentucky, and the nine State Universities may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly. The Kentucky Asset/Liability Commission may not incur debt without prior approval of the projects and appropriation of the debt service by the General Assembly, exclusive of cash flow borrowings within a fiscal year. The School Facilities Construction Commission and the Kentucky Infrastructure Authority, in its revolving fund programs, may not incur debt without appropriation of debt service by the General Assembly. Without legislative approval, other programs of the Kentucky Infrastructure Authority are limited to $500,000,000 of debt outstanding. The debt of the Kentucky Local Correctional Facilities Construction Authority is limited to the level of debt service supported by court fees pledged to the payment of the debt service. No debt limitation is in effect for the Kentucky Economic Development Finance Authority, which acts as a conduit issuer of revenue bonds for the benefit of private businesses and nonprofit entities and for which Kentucky has no liability for the payment of the debt service.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN MARYLAND TAX-EXEMPT OBLIGATIONS

The concentration of investments in Maryland Tax-Exempt Obligations by the Maryland Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of Maryland and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the Maryland Fund and its portfolio of securities. This section briefly describes current economic trends in Maryland, and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of Maryland Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.

The Maryland Fund’s concentration in the debt obligations of one state carries a higher risk than a portfolio that is more geographically diversified. In addition to State of Maryland general obligation bonds and debt issued by state agencies, the Fund will invest in local issues, lease bond obligations, and revenue bonds, the credit quality and risk of which will vary according to each security’s own structure and underlying economics.

DEBT. The State of Maryland and its local governments issue two basic types of debt, with varying degrees of credit risk: general obligation bonds backed by the unlimited taxing power of the issuer and revenue bonds secured by specific pledged fees or charges for a related project. Included within the revenue sector are tax-exempt lease obligations that are subject to the annual bond appropriations of a governmental body, usually with no implied tax or specific revenue pledge. As of November 1, 2011, general obligations of the State of Maryland are rated Aaa by Moody’s and AAA by the S&P and Fitch.

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In its fiscal year 2010 Comprehensive Annual Financial Report (CAFR) for the fiscal year ended June 30, 2010, the State of Maryland disclosed that it has approximately $14.3 billion in bonds outstanding. Of this amount, $6.5 billion are general obligation bonds and an additional $7.8 billion are secured solely by specified revenue sources. Total bonds and obligations under long-term leases at fiscal year end were $15.4 billion, a net increase of $1.4 billion (9.9%) over the prior year. There is no general debt limit imposed by the state constitution or public general laws. The state constitution imposes a 15-year maturity limit on state general obligation bonds. Although voters approved a constitutional amendment in 1982 permitting the state to borrow up to $100 million in short-term notes in anticipation of taxes and revenues, the state has not made use of this authority.

Many agencies of the state government are authorized to borrow money under legislation which expressly provides that the loan obligations shall not be deemed to constitute debt or a pledge of the faith and credit of the state. The Community Development Administration of the Department of Housing and Community Development, the Maryland Water Quality Financing Administration of the Department of Environment, the Maryland State Lottery Agency, certain state higher education institutions, the Maryland Stadium Authority, the Maryland Food Center Authority, and the Maryland Environmental Service have issued and have outstanding bonds of this type. The principal of and interest on bonds issued by these bodies are payable solely from pledged revenues, principally fees generated from use of the facilities, enterprises financed by the bonds, or other dedicated fees or revenue streams.

ECONOMY. Overall, Maryland’s economy has been slowly recovering from the recent recession. According to the most recent update of the Maryland State Board of Estimates (“MSBE”) dated September 21, 2011, Maryland is expecting economic growth in 2012 and beyond, ablbeit at a growth rate less then previously forecasted. Employment growth for the next three years is expected to hover around 1%, as the national economic recovery is expected to drag on longer than previously anticipated. The MSBE has previously reported that Maryland's economy is now moving forward, after being set back by the recession. Maryland’s economy has not been as adversely affected by the recession as the national economy, although the impact has been greater than that of any recession in the past sixty years. The Comptroller of Maryland reported on September 1, 2011, that in fiscal year 2011, individual income tax revenues contributed $6.643 billion to the Maryland general fund, which was $304.1 million over the forecast, a growth of 7.5%.

Federal employment has stabilized Maryland’s economy for some time. The Federal Base Realignment and Closure (BRAC) process is now complete, although there will be some residual support for employment growth as vacant positions are filled. Maryland enjoyed a boost in terms of both jobs and income from the BRAC process. Over 21,400 military and civilian jobs were moved from various states to Aberdeen Proving Grounds, Fort Meade, and other facilities within Maryland. Given that these positions are predominantly high-education and high-technology jobs, the average salary is projected to approach or exceed $90,000 per person. BRAC is projected to provide further support to Maryland’s economy related to the additional income and spending.

Although Maryland's unemployment rate remains considerably below the national average, it did increase to 7.3% in the summer of 2011. Total personal income in Maryland is projected to increase 5.1% in fiscal year 2012, in part because of the two percentage point payroll tax reduction enacted by Congress in late 2010, which has the effect of increasing total personal income by nearly one percentage point.

Maryland has, fared better on the foreclosure front than many other states, but the economy continues to take a toll. Mortgage delinquencies in Maryland rose in the second quarter of 2011 and one out of every four Maryland homeowners were "underwater" on their mortgages in the spring of 2011. Despite declining residential construction permit issuances and a depressed volume of home sales, Maryland’s 2010 tax receipts related to construction grew by 4.7% over the prior year, the first year of baseline growth since fiscal year 2006, beating the forecast by $10.9 million.

FINANCIAL. To a large degree, the risk of the portfolio is dependent upon the financial strength of the State of Maryland and its localities. The general fund is the major operating fund of the State. At the end of fiscal year 2011, the fund balance of the general fund was $990.1 million. Of this amount, $589.7 million was assigned by the 2011 General Assembly for fiscal year 2012 operations leaving an unassigned fund balance of $400.4 million. Maryland law requires all surplus funds that exceed $10 million to be appropriated to the Revenue Stabilization Account (Rainy Day Fund) unless the governor determines that the appropriation would result in the loss of federal funds. The Revenue Stabilization Account closed fiscal year 2011 with a balance of $624.4 million. General fund revenues for fiscal year 2011 were $13.537 billion, $314.2 million (2.4%) above the forecast. Overall, general fund revenues are now projected to reach $14.105 billion in fiscal year 2012, a growth of 4.2%, and an increase of $195 million over previous forecasts, and to grow an additional 2.8% in fiscal year 2013 to $14.494 billion.

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SECTORS. Investment concentration in a particular sector can present unique risks. A significant portion of the fund’s assets may be invested in health care issues. The hospital industry is under continued pressure to reduce expenses, a phenomenon which could negatively affect the financial health of some hospitals. All hospitals are dependent on third-party reimbursement mechanisms. At the present time, Maryland hospitals operate under a system in which reimbursement is determined on a hospital-by-hospital basis by a state-administered set of rates that applies to all payers. A federal waiver also allows this system to be applied to Medicare reimbursement rather than the Medicare payment system in effect elsewhere in the U.S. To maintain this Medicare waiver, the cumulative rate of increase in Medicare hospital charges in Maryland since the base year 1980 must remain below the growth rate of Medicare's payments for in-patient care elsewhere in the U.S., and Maryland has met that test to date. In the near future, the federal deficit may cause Congress to curtail the growth of Medicare payments elsewhere in the U.S. To preserve the waiver, it can be expected that Maryland's state-administered system will follow suit by also curtailing rate increases in Maryland, making it potentially more difficult for hospitals to cover their expenses or expand their services. Also, any loss of the Medicare waiver in the future may have an adverse impact upon the credit quality of Maryland hospitals.

From time to time, the Maryland Fund may invest in electric revenue issues which have exposure to or participate in nuclear power plants, which could affect the issuer’s financial performance. Such risks include delay in construction and operation due to increased regulation, unexpected outages or plant shutdowns, increased Nuclear Regulatory Commission surveillance or inadequate rate relief. In addition, the financial performance of electric utilities may be impacted by increased competition and deregulation of the industry.

The Fund may invest in private activity issues for corporate and nonprofit borrowers. These issues sold through various governmental conduits are backed solely by the revenues pledged by the respective borrowing corporations. No governmental support is implied. In addition, changes in regulatory requirements could adversely impact the financial performance of nuclear and non-nuclear power plants.

MARYLAND RISK FACTORS. The financial condition of the State of Maryland is affected by various national, economic, social and environmental policies and conditions, including any impact of recent, unprecedented natural disasters occurring in other parts of the country. Additionally, constitutional and statutory limitations imposed on Maryland and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of Maryland and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations.

The economic vitality of Maryland and its various regions and, therefore, the ability of Maryland and its local governments to satisfy the bonds, are affected by numerous factors. Maryland’s economic base is diversified, consisting of manufacturing, construction and service industries, supplemented by rural areas with selective commercial agriculture. Maryland has a relatively high wage labor market which has resulted in Maryland’s business sector becoming more vulnerable to competitive pressures.

Maryland is a party to numerous lawsuits in which an adverse final decision could materially affect Maryland’s governmental operations and consequently its ability to pay debt service on its obligations.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS

The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina, and constitutes only a brief summary of some of the many complex factors that may have an effect. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. No independent verification has been made of the following information.

The State of North Carolina (the “State”) has three major operating funds: the General Fund, the Highway Fund, and the Highway Trust Fund. The State derives most of its revenue from taxes, including individual income taxes, corporation income taxes, sales and use taxes, highway use taxes on motor vehicle rentals, corporation franchise taxes, piped natural gas excise taxes, alcoholic beverage taxes, insurance taxes, estate taxes, tobacco products taxes, and other taxes, e.g., gift taxes, freight car taxes, and various privilege taxes. A streamlined sales tax collection system has been adopted to improve collection efforts, particularly as to out-of-state catalog and internet sales. The State receives other non-tax revenues which are also deposited in the General Fund. The most important are federal funds collected by State agencies, university fees and tuition, interest earned by the State Treasurer on investments of General Fund moneys, and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax, and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

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On July 8, 2008, the General Assembly adopted a $21.4 billion budget for fiscal year 2008-2009, which was signed into law by the Governor on July 16, 2008.

The budget did not raise any taxes, but did postpone for a year two scheduled tax breaks worth approximately $30 million – the repeal of the State gift tax and the expansion of the earned income tax credit. Several lesser tax breaks totaling $20 million were passed, including a property tax homestead exemption for disabled veterans, an extension of a tax credit to small businesses that provide health insurance for employees, and a State sales tax holiday on purchase of energy-efficient appliances. State employees received a raise that is the greater of 2.75% or $1,100. Retired State employees received a 2.2% cost of living adjustment. Teachers and professors at the State universities and community colleges received 3% raises. Public schools received an additional $35 million to cover rising fuel costs and $90 million for teacher bonuses. Dropout prevention grants were increased to $15 million, and the More at Four pre-kindergarten program received a $30 million expansion. Other increases for public schools included $6.2 million of children with disabilities, $6 million for the Disadvantaged Student Supplemental Fund, $3.2 million for academically gifted students, $3 million to establish a mentoring program for first and second year teachers and for first year instructional support personnel, and $2.9 million for supplemental funding to low-wealth counties. The State’s 16-campus university system received $34.6 million to cover enrollment growth, but this was $16 million less than requested. Another $15 million was provided for campus safety recommendations. The State’s community colleges received $23.8 million to fully fund enrollment growth, an additional $2.5 million for an enrollment growth reserve fund, $5 million for instructional equipment, $4 million to support allied health programs, and almost $1 million for minority male mentoring.

The budget provided $50 million for green space projects and another $50 million to help local governments address critical water and sewer needs. There was also $6 million for drought relief, $5.5 million for drinking water system improvements, $4 million for farmland preservation, $2.5 million for wastewater treatment improvements, and $500,000 for green industries education and promotion. $10 million was provided for gang prevention, suppression, and intervention grants. $25 million was budgeted for gap funding of toll roads in fiscal year 2008-2009, along with $24.5 million for highway infrastructure maintenance. The budget provided $9.4 million to expand the NC Health Choice insurance program to another 7,300 children, $4.8 million in aid to local health departments, $4 million for grants to rural preventive health care, and $3.75 million to pay for networks coordinating free health care to low-income and uninsured patients. $8.1 million was provided to expand local psychiatric inpatient services, while $7.3 million was budgeted for new positions at the State’s psychiatric hospitals. The budget provided $6.1 million for walk-in crisis and immediate psychiatric aftercare and $5.75 million for 30 mobile crisis intervention teams.

The budget provided $10 million in grants and investments for severely distressed rural areas, $5 million for the One North Carolina Fund to stimulate job growth, $5 million for the One North Carolina Small Business Fund to provide incentive grants, and $5 million for the Biofuels Center of North Carolina for the development of alternative fuels. $7 million was provided to the State Housing Trust Fund to finance apartments for people with disabilities, while another $2 million was provided to assist with decent, safe, and affordable housing for people with low to moderate incomes. The budget provided $3 million to expand the Home Protection Program to offer counseling and finance options for homeowners facing foreclosure.

The General Assembly also authorized $857 million in special indebtedness over the next four years for construction projects, including 1,500 new prison beds, more than 15 university and State buildings, an oyster hatchery, and the renovation of the polar bear exhibit at the North Carolina Zoo. This special indebtedness will allow for earlier completion of construction projects to help avoid increased costs from rising prices. The State Treasurer stated that borrowing levels remain fiscally sound, even with the additional debt, and his office released an annual debt affordability study advising lawmakers that the State could borrow on average $479.7 million annually for the next five years.

On November 6, 2008, State fiscal analysts reported that the State’s 2008-2009 fiscal year budget faced a shortfall of between $800 million and $1.6 billion, as tax collections on corporate profits fell nearly 32% in the first quarter. The Governor’s office also ordered State agencies to cut their annual budgets by 5%, after having earlier requested that each State agency reduce its expenditures by 2%. Through November 2008, overall tax collections were 6.1% below budget projections. On April 28, 2009, the Governor issued Executive Order No. 11 establishing and implementing a furlough plan for State employees, which reduced salaries of all State employees by 0.5% and required 10 hours of leave without pay for each State employee. By May 2009, the budget shortfall was projected to be $3.2 billion. Revenue had declined by 10.8% over the previous fiscal year, with 2008 income tax payments down 40% and 2009 estimated tax payments 41% below the previous fiscal year. By mid-June 2009, the budget shortfall was forecast to be as much as $4.7 billion, but the actual shortfall was determined to be $3.2 billion.

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The State ended fiscal year 2008-2009 with a total General Fund balance of $619.7 million, with reserves of $527.5 million and an unreserved fund reduced to $92.2 million. The final June 30, 2009 unreserved fund balance was supported by $332 million of overdrawn federal fund receipts during fiscal year 2008-2009 by the State Medicaid programs. As agreed to with the federal government, the General Fund is in the process of repaying these funds over the course of fiscal year 2009-2010 through the normal federal funds settlement process. The final General Fund balance also was achieved by transferring $165.1 million from the Highway Trust Fund, receiving $680.4 million in federal stimulus funds, and realizing $802 million in savings from reduced State expenditures and in transfers from reserve funds.

The America Recovery and Reinvestment Act (“ARRA”) was enacted on February 17, 2009. The ARRA funds were intended to provide aid to states and the public in the current economic crisis by creating jobs, retaining jobs, and assisting states with their budget shortfalls. The ARRA provides that funds be distributed over three years: 2009 through 2011. The Governor has established the State Office of Economic Recovery and Investment to coordinate the State’s handling of ARRA funds and State-level economic recovery initiatives.

Similar to many other states, the financial sector problems and rapid decline in economic conditions led to historic revenue declines in the State. In light of the sluggish economy, the General Assembly projected the baseline General Fund to decline by 1.6% in fiscal year 2009-2010. On August 7, 2009, the Governor signed the State’s $19 billion budget for the 2009-2011 biennium, which eliminated 2,191 positions from State government and cut more than $3 billion in spending. All major categories of State spending received a cut. Justice and public safety were cut by $148.7 million, natural and economic resources were cut by $61.2 million, health and human services were cut by $1.6 billion, education spending was cut by $1.2 billion and general government spending was reduced by $26.6 million.

Substantive tax and revenue adjustments included the following: a 2% to 3% personal income tax surcharge and a 3% corporate income tax surcharge; a sales tax increase to 7.75%; an excise tax increase on alcohol and tobacco; an increase in fees for courts, public safety, and health services; an increase in State tax audits; and other revenue adjustments including one-time transfers of cash balance from special reserve funds. The biggest loss of jobs, 1,194, was in the State Departments of Corrections and Justice. The biennium budget eliminated 100 vacant positions and 87 jobs at Corrections to save a total of $8.1 million. Also, seven smaller prisons will be closed to save $8.4 million in 2009 and another $22.3 million in 2010. The court system was budgeted to lose 47 vacant positions for $2 million in savings and the elimination of a travel allowance fund for judges. Other State departments also lost vacant positions and saw an increase in administrative fees. The previously budgeted appropriation for the Clean Water Management Trust Fund was reduced by $50 million in each of 2010 and 2011, and the State Department of Commerce was required to sell its State aircraft and eliminate the pilot’s position. Medicaid provider rates were reduced and funding for the following State Health and Human Services programs were reduced as follows: $65 million for community support services by the Division of Medical Assistance; $16 million for the Smart Start early childhood program; $3 million for local mental health service providers; and another $50 million from the elimination of 350 positions and funding of services through local providers.

The fiscal year 2009-2010 budget for the State university system included $137.8 million in federal stimulus funds and an 8% tuition increase. There was also an $85 million cut for senior and middle management positions, low-enrollment degree programs, speaker series, and discretionary cuts to be made at each campus. The budget fully funded expected enrollment growth at the State’s community colleges, but there was also an $8 per credit hour tuition increase and a $15 million cut to campuses across the State that could not effect programs for retraining out-of-work residents. Public schools were slated to receive $379.9 million in federal stimulus funding but suffered a statewide cut of $225 million, to be determined by each local school system. A $48 million savings in 2009 and another $115.4 million savings in 2010 will result from a moratorium on new textbook adoptions. An additional $14.6 million reduction was budgeted for local central office administration.

In June 2010, the General Assembly enacted legislation amending the original 2010-2011 fiscal year budget. The revised 2010-2011 fiscal year budget made adjustments to the original 2009-2011 biennium budget that closed a projected cumulative budget gap of $1.3 billion, which resulted from reduced forecasted revenues and unanticipated cost increases.

In April 2010, the General Assembly’s Fiscal Research Division and the Office of State Budget and Management revised their prior consensus revenue forecast for the 2010-2011 fiscal year, upon which the original 2009-2011 biennium budget had been based, downward by $703 million. The two major factors behind the lower revenue forecast were (1) a lower revenue base in the 2009-2010 fiscal year, resulting from sluggish sales and personal income tax collections; and (2) a downgraded economic forecast for the nation and the State’s economy. As a result, baseline revenue collections (removing tax law changes) for the 2009-2010 fiscal year were lowered to a 4.5% year-over-year declines compared with a 2.2% decline forecast in May 2009, and for the 2010-2011 fiscal year, the forecast reduced growth from 3.3% to 2.7%. The revenue portion of the State budget was revised to reflect the newer forecast.

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In addition to the lower revenue forecast, the State was projected to lose another $85 million in estate tax revenues. The North Carolina estate tax is based upon the federal Internal Revenue Code provisions for the federal estate tax, which expired January 1, 2010 (but which is scheduled to be reinstated in 2011). In the absence of the federal estate tax, no State estate tax will be collected by North Carolina for 2010.

A lower revenue forecast and the loss of the State estate tax resulted in a $788 million reduction in General Fund availability for the 2010-2011 fiscal year, going from $19.6 billion to $18.98 billion.

To help address the budgetary shortfall for the 2010-2011 fiscal year, the revised budget replaced $563 million in State Medicaid funds with additional federal ARRA funds. This appropriation, when added to the $1 billion in federal ARRA funds appropriated in the 2009-2010 fiscal year, brings the total amount of ARRA funding used to replace State funding to approximately $1.6 billion.

The revised 2010-2011 fiscal year budget included $906 million in budget reductions from the 2009-2010 fiscal year budget. The largest revision redirects $121 million in lottery proceeds to fund teacher positions. The revised budget also included some expenditure increases, principally in the areas of health and human services, education and economic development. The largest such change was a $431 million increase to the State’s Medicaid budget.

The General Assembly enacted a $19.7 billion budget for fiscal year 2011-2012, closing a previously projected $2.6 billion budget gap through spending reductions (64%) and adjustments to availability (36%) as follows.

Spending reductions totaled $2.1 billion in fiscal year 2011-2012 and $2.5 billion in fiscal year 2012-2013. The largest reductions occurred in the education and health and human services categories. Education reductions were $1.2 billion in fiscal year 2011-2012 and $1.4 billion in fiscal year 2012-2013, while health and human services reductions totaled $531 million in fiscal year 2011-2012 and $650 million in fiscal year 2012-2013.

Adjustments increased availability by $354 million in fiscal year 2011-2012 and $45 million in fiscal year 2012-2013. Major adjustments included transfers from the Highway Fund for state highway patrol (adds $385 million over the biennium), increases in judicial fees (adds $124 million over the biennium), and suspension of the corporate income tax earmark for public school construction (adds $147 million over the biennium).

Other 2011-2013 biennium budget highlights include the following: (1) increased the savings reserve account by $184 million, bringing the total to $296 million; (2) added $125 million to the Repairs and Renovations account; (3) combined three cabinet departments (Crime Control and Public Safety, Correction and Juvenile Justice and Delinquency Prevention) into a new Department of Public Safety; (4) fully funded the State’s annual required contribution to the Teachers’ and State Employees’ Retirement System by increasing the appropriation by $248 million in 2011-2012 and $336 million in 2012-2013, bringing the total annual appropriation to $735 million and $823 million respectively for each year of the biennium; and (5) fully funded the required contribution for the North Carolina State Health Plan.

Even with modest improvement in the North Carolina economy and revenue outlook, the consensus forecast maintained a very cautious revenue outlook for the 2011-2013 biennium. Specifically, the General Assembly budget assumes baseline General Fund revenue to increase 4.6% in fiscal year 2011-2012. The economy is expected to continue to accelerate in fiscal year 2012-2013, resulting in baseline General Fund revenue growth of 5.5%. While stronger than recent performance, this revenue forecast is below historical growth during economic recoveries and remains near long-term average revenue growth. Substantive tax and revenue adjustments included by the General Assembly in the 2011-2013 budget are as follows: (1) expiration of the temporary tax package passed as part of the 2009-2011 budget, which is expected to result in a $1.3 billion annual revenue decrease; (2) business-income tax exemption for the first $50,000 in non-passive business income paid through the personal income tax, which is effective for tax years 2012 and 2013 and is expected to save businesses $132 million in 2011-2012 and $336 million in 2012-2013; and (3) conforming changes to the new federal estate tax exemption level of $10 million per estate, resulting in an estimated revenue loss of $57 million in 2011-2012 and $72 million in 2012-2013.

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The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. For example, based on a modified accrual basis, the General Fund balance as of June 30, 2002 was negative $349 million; as of June 30, 2003 it was negative $167 million; as of June 30, 2004 it was negative $196.3 million; as of June 30, 2005 it was negative $78.8 million; as of June 30, 2006 it was positive $1.97 billion; as of June 30, 2007 it was positive $2.58 billion; as of June 30, 2008 it was positive $1.68 billion; as of June 30, 2009 it was negative $777.573 million; and as of June 30, 2010 it was negative $114.168 million.

Under the State’s constitutional and statutory scheme, the Governor is required to prepare and propose a biennial budget to the General Assembly. The General Assembly is responsible for considering the budget proposed by the Governor and enacting the final budget, which must be balanced. In enacting the final budget, the General Assembly may modify the budget proposed by the Governor as it deems necessary. The Governor is responsible for administering the budget enacted by the General Assembly.

The State budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, federal government policies and legislation, and the activities of the State’s General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government’s relationship with the state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

In 1998, the State, along with forty-five other states, signed the Master Settlement Agreement (“MSA”) with the nation’s largest tobacco companies to settle existing and potential claims of the states for damages arising from the use of the companies’ tobacco products. Under the MSA, the tobacco companies are required to adhere to a variety of marketing, advertising, lobbying, and youth access restrictions, support smoking cessation and prevention programs, and provide payments to the states in perpetuity. The amount that the State will actually receive from this settlement remains uncertain, but projections are that the state will receive approximately $4.6 billion through the year 2025. In the early years of the MSA, participating states received initial payments that were distinct from annual payments. The initial payments were made for five years: 1998 and 2000 through 2003. The annual payments began in 2000 and will continue indefinitely. However, these payments are subject to a number of adjustments including an inflation adjustment and a volume adjustment. Some adjustments (e.g., inflation) should result in an increase in the payments while others (e.g., domestic cigarette sales volume) may decrease the payments. Also, future payments may be impacted by continuing and potential litigation against the tobacco industry and changes in the financial condition of the tobacco companies. In 1999, the General Assembly approved legislation implementing the terms of the MSA in the State. The Golden LEAF, Inc. (“Golden LEAF”), a nonprofit foundation, was created to distribute half of the settlement funds received by the State. The legislation directed that these funds be used for the purposes of providing economic impact assistance to economically affected or tobacco-dependent regions of the State. The remaining half of the settlement funds received by the State is deposited with the State’s Health and Wellness Trust Fund and Tobacco Trust Fund (the “Trust Funds”). Each Trust Fund is entitled to receive one-quarter of the State’s tobacco settlement payments. The purpose of the Health and Wellness Trust Fund is to finance programs and initiatives to improve the health and wellness of the people of North Carolina. An eighteen-member Health and Wellness Trust Fund Commission administers this fund. The primary purpose of the Tobacco Trust Fund is to compensate the tobacco-related segment of the State’s economy for the economic hardship it is expected to experience as a result of the MSA. An eighteen-member Tobacco Trust Fund Commission administers this fund. From fiscal year 2000-2001 through fiscal year 2009-2010, the State has received over $1.545 billion in settlement proceeds, with over $1.159 billion paid to the Trust Funds and Golden LEAF. The remaining $385.9 million has been diverted to the State’s General Fund. The federal government is currently suing the major tobacco companies to recoup costs of the federal government related to smoking. Any award to the federal government in such lawsuit could have an impact on the tobacco companies’ ability to make payments under the settlement with the State.

A number of tobacco manufacturers that participate in the Tobacco Fund Settlement described above have determined to dispute a portion of their 2006 payment. Approximately $755 million of their total expected payment of $6.5 billion due in April 2006 was placed in a disputed payments account pending determination as to whether the participating states have diligently enforced the terms required by the settlement as contained in each state’s Model Statute. The State believes that its share of the disputed payment amount is approximately $18 million.

On August 30, 2005, North Carolina became the last state on the east coast to approve a lottery. The net proceeds of the lottery are required to be used to further the goal of providing enhanced educational opportunities, to support public school construction, and to fund college and university scholarships. The lottery legislation directs that 50% of the net proceeds be dedicated to pre-kindergarten and class-size reduction programs that have been implemented over the last five years. Previously, such programs were funded by the General Fund. The remaining net proceeds will be distributed to the Public School Building Capital Fund (40%) and the State Education Assistance Authority (10%). The North Carolina Education Lottery began ticket sales in March 2006 and, through the end of fiscal year 2009-2010, has transferred over $1.556 billion to support educational programs for the State and was projected to transfer an additional $441 million in fiscal year 2010-2011.

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The economic profile of the State consists of a combination of services, trade, agriculture, manufacturing, and tourism. Non-agricultural wage and salary employment accounted for approximately 3,863,200 jobs as of September 2011. The services industry accounts for the largest segment of jobs (approximately 41.2% of all non-farm employment), followed by government (approximately 17.5% of all non-farm employment), trade, transportation, and utilities (approximately 18.5% of all non-farm employment), and manufacturing (approximately 11.2% of all non-farm employment). Based on August 2011 data from the United States Bureau of Labor Statistics, the State ranked ninth among the states in non-agricultural employment, twelfth in services employment, tenth in trade employment, eighth in government employment, and tenth in manufacturing employment. As reported by the North Carolina Employment Security Commission, the State’s seasonally-adjusted unemployment rate in September 2011 was 10.5% of the labor force, which was 1.4 percentage points higher than the nationwide unemployment rate of 9.1% at that time.

Agriculture is another basic element of the State’s economy. In calendar year 2008, the State’s agricultural industry, including food, fiber, and forest, contributed over $70.1 billion to the State’s economy and accounted for 18% of the State’s income. Gross agricultural income was approximately $9.7 billion in 2009, placing the State eighth in the nation in both gross agricultural income and net farm income. The poultry industry is the leading source of agricultural income in the State, accounting for approximately 37% of gross agricultural income in 2008, followed by the pork industry at approximately 20.4%, Christmas trees and greenhouse and nursery products at approximately 8.8%, and the tobacco industry at approximately 8.1%. According to the State Commissioner of Agriculture, in 2009 the State ranked first in the nation in the production of all tobacco, flue-cured tobacco, and sweet potatoes; second in hogs, turkeys, and Christmas trees; and third in processing cucumbers and fresh strawberries.

A significant military presence in the State contributes further to the diversity of the State’s economic base. A 2008 State Department of Commerce study found that the military had a $23.4 billion total impact on the State’s economy. The major military installations in the State are Camp Lejuene Marine Corps Base, New River Marine Corps Air Station, Fort Bragg, Pope Air Force Base, Cherry Point Marine Corps Air Station, and Seymour Johnson Air Force Base. The State created a task force, headed by the now Governor, to assist the federal Base Realignment and Closure Commission (the “BRAC Commission”) in reviewing proposed realignments and closures of federal military bases. The BRAC Commission completed its review and submitted its recommendations to the President on September 8, 2005, which became law on November 9, 2005. The BRAC Commission recommended the closure of two reserve military centers and the realignment of six other military bases in the State. The impact on area employment for the State was minimal. Several ongoing projects at Fort Bragg will result in more than 2,600 active duty U.S. Army personnel coming to North Carolina and another 2,000 civilian jobs being created by 2013.

The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the opinion of the Department of State Treasurer after consultation with the State Attorney General, an adverse decision in any of these cases would not materially adversely affect the State’s ability to meet its financial obligations.

1. Hoke County et al. v. State of North Carolina, et al. (formerly Leandro, et al. v. State of North Carolina and State Board of Education) – Funding of Public Education. In 1994, students and boards of education in five counties in the State filed suit requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various statutes relating to public education. Five other school boards and students intervened and alleged claims for relief on the basis of the high proportion of at-risk and high-cost students in their counties’ systems. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law.

The State filed a motion to dismiss, which was denied. On appeal the State Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties but remanded the case for trial on the claim for relief based on the Court’s conclusion that the constitution guarantees every child the opportunity to obtain a sound basic education. The trial on the claim of one plaintiff’s county was held in the Fall of 1999. In rulings issued in the Fall of 2000 and Spring of 2001, the trial court concluded that at-risk children in the State are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education, and ordered an investigation into why certain school systems succeed without additional funding. Following the State’s filing of an appeal of these rulings, the trial court re-opened the trial and called additional witnesses in the Fall of 2001.

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On April 4, 2002, the trial court issued its final order in the case, reaffirming its prior rulings and finding that the State must take all necessary actions to provide each child with the “sound basic education” guaranteed by the State Constitution. The trial court’s order directed the State to provide written reports every 90 days on the steps it has taken to comply with the order. On July 30, 2004, the State Supreme Court affirmed the majority of the trial court’s orders, thereby directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The Supreme Court did agree with the State that the trial court exceeded its authority in ordering pre-kindergarten programs for at-risk children. The State is now undertaking measures to respond to the trial court’s directives. The magnitude of State resources which may ultimately be required cannot be determined at this time; however, the total cost could exceed $100 million.

2. N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et al. – Use of Administration Payments. On December 14, 1998, plaintiffs, including the county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe, and Lenoir Counties, filed suit requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina Constitution must be paid to the schools. The trial court ruled in favor of plaintiffs on December 14, 2001.

In its order, the trial court concluded that specifically identified monetary payments assessed and collected by state agencies are civil fines or penalties whose disposition is controlled by Article IX, Section 7 of the State Constitution. The trial court also concluded the statutes under which these funds are distributed are “unconstitutional and void” to the extent they provide that the money is to “go to agencies or for purposes other than the public schools.” Based upon these conclusions of law, the trial court directed the “clear proceeds” of the affected civil fines and penalties be remitted to the public schools.

The trial court also declared “unconstitutional and void” the portions of the State Civil Penalty and Forfeiture Fund and the State School Technology Fund which operate to collect in a central fund and equitably distribute civil fines and penalties to the State’s school system for the purpose of supporting local school technology plans. The order required state agencies to remit civil fines and penalties directly to the local board(s) of education in the county in which the violation leading to the payment occurred for use in the board(s) discretion.

Finally, the trial court determined a three-year statute of limitations applies, allowing the order to be enforced retroactively from the date the civil action was filed to include all affected civil fines and penalties collected by State agencies since December 1995. However, the court stayed the operation and enforcement of the order pending appeal. On appeal, the State Court of Appeals rendered a decision in September 2003 mostly favorable to the State. Further appeal was made to the State Supreme Court, which on July 1, 2005 affirmed in part and reversed in part the decision of the State Court of Appeals and concluded that a majority of the funds in dispute are civil penalties required to be paid into the Civil Penalty and Forfeiture Fund for the benefit of public schools.

On August 8, 2008, the trial court entered judgment in favor of plaintiffs in an amount slightly less than $750 million. The court acknowledged, however, that the judicial branch did not have the power to force the State to satisfy the judgment and that any decision to do so would have to come from the General Assembly.

3. State Employees Association of North Carolina v. State of North Carolina; Stone v. State of North Carolina – Diversion of Employer’s Retirement System Contribution. On May 22, 2001, SEANC filed an action demanding repayment of approximately $129 million in employer retirement contributions to the State retirement system. The Governor withheld, and subsequently used, the withheld funds under his constitutional authority to balance the State budget. The trial court dismissed the action on May 23, 2001 for lack of standing, among other things. Plaintiffs appealed to the State Court of Appeals, and on December 3, 2002, the Court of Appeals affirmed the trial court’s dismissal of the action for lack of standing. On June 13, 2003, the State Supreme Court reversed the lower courts on the issue of standing and remanded the case back to the Court of Appeals for further consideration. The Court of Appeals remanded the case to the trial court without opinion and without considering any remaining issues.

In June 2002, the Stone case was filed on behalf of individual State employees and retirees seeking repayment of withheld employer contributions and a prohibition against future diversions. A class comprised of all members of the retirement system was certified and the case proceeded through class notification and toward trial. On September 6, 2006 and on February 27, 2007, the trial court issued separate orders granting summary judgment in favor of the plaintiffs on two of their claims that the diversion of funds violated the State Constitution, while granting summary judgment in favor of the State on the remaining claims. These orders did not direct any repayment of funds. On August 5, 2008, the State Court of Appeals affirmed the order of the trial court. On June 17, 2009, the parties’ appeals to the State Supreme Court were dismissed and their petitions for discretionary review were

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denied. The case now returns to the trial court for consideration of damages. Because the General Assembly has repaid the principal amount withheld from the Retirement System, consideration will focus on lost interest and earnings, if any. A new judge will need to be appointed to hear the case, as the judge previously assigned to the case is now employed by the State Department of Transportation.

4. State of North Carolina v. Philip Morris, Inc., et al. – Master Settlement Agreement (“MSA”) Payments. On April 20, 2006, the State filed a Motion for Declaratory Order in the State Business Court against defendants Philip Morris, Inc., R.J. Reynolds Tobacco Company, and Lorillard Tobacco Company seeking a declaration that: (1) in 2003, the State continuously had a qualifying statute in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the MSA; (2) the State is not subject to a Non-Participating Manufacturers’ Adjustment for 2003; and (3) defendants are obligated not to withhold or pay into a disputed payments account any payments due, or seek any offset of any payments made, on the basis that the State is subject to a Non-Participating Manufacturers’ Adjustment for 2003. Defendants filed a motion to compel arbitration of this case pursuant to the terms of the MSA. On December 4, 2006, the State Business Court granted Defendants’ motion and ordered the parties to submit their dispute to an arbitration panel. Further litigation was stayed pending the outcome of the arbitration. The State Court of Appeals upheld the order for arbitration, and on March 19, 2009, the State’s petition for discretionary review was denied by the State Supreme Court. The State is, therefore, now participating in a national arbitration process with the tobacco companies and all other MSA states. The State may be unable to recover a portion of 2006’s MSA payment if it does not prevail in this arbitration.

5. Pendergraph v. North Carolina Department of Revenue – Refund of Income Taxes. On September 24, 2009, several taxpayers filed a class action complaint and petition for judicial review with the North Carolina Business Court for a refund of income taxes. The plaintiffs are pursuing a constitutional challenge to a State statute that repealed the tax exemptions for State and local retirement benefits and subjected all State, local and federal benefits above $4,000 to tax. These amendments became effective for taxable years beginning on or after January 1, 1989. The State Department of Revenue has filed a motion to dismiss, which was granted by the court on March 8, 2011. As of November 2011, Plaintiffs’ appeal was pending before the North Carolina Court of Appeals. The amount at issue is not readily available, but it is likely to be in excess of $20 million.

The State is also involved in numerous other claims and legal proceedings, many of which normally occur in governmental operations. A recent review of the status of outstanding lawsuits involving the State by the State Attorney General did not disclose any other proceedings that are expected to have a material adverse effect on the financial position of the State.

In March 2003, the State issued bonds representing a consolidation of previously issued clean water bonds and higher education bonds in the approximate amount of $320 million. In April 2003, the State issued approximately $283.3 million of additional consolidated public improvement bonds. These two issuances consisted of a total of $38.4 million of the clean water bonds and $564.9 million of the higher education bonds. In March 2004, the State issued approximately $707.9 million of additional consolidated public improvement bonds. This issuance consisted of a total of $90.8 million of the clean water bonds and $617.1 million of the higher education bonds. An additional $15.255 million of the clean water bonds was issued separately by the State in March 2004. In January 2005, the State issued $705.5 million of additional consolidated public improvement bonds, consisting of a total of $41 million of the clean water bonds and $664.5 million of the higher education bonds. In March 2006, the State issued an additional $70 million of the authorized clean water bonds, and in June 2006, the State issued an additional $300 million of the authorized higher education bonds. In March 2007, the State issued the remaining $99.3 million of the authorized clean water bonds and $403.5 million of the authorized higher education bonds.

The 2008 General Assembly authorized the issuance of $107 million of general obligation indebtedness pursuant to provisions in the State Constitution that permit the issuance of general obligation debt without voter approval to the extent of two-thirds of the net reduction of outstanding general obligation debt over the previous biennium. Currently none of the $107 million of general obligation indebtedness so authorized has been issued. The 2009 General Assembly authorized the issuance of $487.7 million of general obligation indebtedness pursuant to provisions in the State Constitution that permit the issuance of general obligation debt without voter approval to the extent of two-thirds of the net reduction of outstanding general obligation debt over the previous biennium. All of the $487.7 million of general obligation indebtedness so authorized has been issued. The 2009 General Assembly modified the way that existing authorized and unissued indebtedness may be financed in the future. Projects may be financed using general obligation bonds up to a limit of $487.7 million or with appropriation supported special indebtedness financing up to a limit of $1.482 billion. Projects may also be financed in total by some combination of general obligation bonds and special indebtedness.

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In addition, the State refinanced over $1.8 billion of its existing debt in the years 2002 through 2007 to improve cash flow and to take advantage of lower interest rates by reducing its future debt service payments. In October 2009, the State issued another $371.9 million in general obligation refunding bonds. Since 2002, the State has also issued approximately $1.24 billion in certificates of participation and lease-purchase revenue bonds. The fiscal year 2006-2007 budget authorized the issuance of over $672 million of special indebtedness as follows: $429.3 million for psychiatric hospitals and a public health laboratory for the Department of Health and Human Services, $132.2 million for medical and mental health centers for the Department of Correction, $45.8 million for higher education projects, and $64.8 million for other State projects. The fiscal year 2007-2008 budget authorized the issuance of over $669 million of special indebtedness as follows: $481 million for higher education projects; $120 million to acquire State park land, natural heritage land, and to acquire waterfront properties or develop facilities for the purposes of providing public and commercial waterfront access; $35 million for an education and visitors center at Tryon Palace; and $33 million for correctional facilities. The fiscal year 2008-2009 budget authorized the issuance of over $734 million of special indebtedness as follows: $512.2 million for higher education projects; $109.1 million for correctional facilities; $50 million for acquiring State park lands and conservation areas; and $62.7 million for other State projects.

In fiscal year 2007-2008, the State issued $275 million in certificates of participation. On September 26, 2007, and August 5, 2009, the State issued $287.6 million and $242.52 million, respectively, in Grant Anticipation Revenue Vehicle (GARVEE) bonds to pay for federal road projects throughout the State, including repairs, resurfacing, and safety improvements along several interstates. The State General Assembly approved the use of GARVEE bonds in 2005, which will be repaid with federal transportation money the State expects to receive in the years ahead, rather than through State tax revenues. On August 1, 2008 and May 1, 2009, the State issued $200 million and $400 million, respectively, in Capital Improvement Limited Obligation Bonds, the repayment of which is limited to the funds appropriated for that purpose by the State General Assembly in its discretion. The purpose of these bonds is to finance various capital projects.

The General Assembly has created the North Carolina Turnpike Authority as a State agency authorized to construct and operate toll roads within the State, and has authorized the Turnpike Authority to issue toll road revenue bonds to finance such costs. At present, the Turnpike Authority is planning the financing and construction of five toll facility projects within the State. In 2008, the General Assembly enacted legislation authorizing the transfer of funds from the Highway Trust Fund to the Turnpike Authority, with the proceeds of such transfer to be used to pay debt service on bonds issued by the Turnpike Authority for its facility projects and for certain related purposes. The Turnpike Authority has issued approximately $856.7 million in such bonds, supported in part by legislative commitments of $25 million annually for the Triangle Expressway System and $24 million annually for the Monroe Connector System. The Turnpike Authority expects to issue more bonds supported by latter appropriation. The amount and timing of such issues has not been established.

As of October 5, 2011, the State had authorized but unissued debt subject to annual appropriation of approximately $865 million, and the State anticipates that all or a large portion of this debt subject to annual appropriation will be issued from time to time over the next several years. As of June 30, 2011, the State had $6.936 billion in outstanding long-term debt subject to annual appropriation. The February 2010 study of the State’s Debt Affordability Advisory Committee reported that all of the State’s debt ratios are at or below median levels for the State’s peer group composed of states rated “triple A” by all three rating agencies. Thus, the study concludes that the State’s debt is considered manageable at current levels. Credit rating agencies consider a debt affordability study as a positive factor when evaluating issuers and assigning credit ratings.

The State’s general obligation bonds are rated AAA with a “stable” outlook by Fitch Ratings, AAA with a “stable” outlook by Standard & Poor’s Rating Services, and Aaa with a “stable” outlook by Moody’s Investors Service, which are the highest ratings attainable from such services.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS

The concentration of investments in South Carolina Tax-Exempt Obligations by the South Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of South Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the South Carolina Fund and its portfolio securities. This section briefly describes current economic trends in South Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of South Carolina Tax-Exempt Obligations and other sources that are generally available to investors. Sterling Capital Funds has not independently verified this information.

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The South Carolina Constitution requires the General Assembly to provide a balanced budget process. South Carolina law provides that the State Budget and Control Board shall, if a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. The State Constitution further provides that annual increases in State appropriations may not exceed the annual growth rate of the economy of the State and that the annual increases in the number of State employees may not exceed the average growth of the population of the State. Such limits on growth are subject to suspension (for any one fiscal year) by a super majority of the General Assembly.

The South Carolina Constitution requires the establishment of a General Reserve Fund for the purpose of covering operating deficits of state government. The General Reserve Fund is presently required to be funded in an amount equal to 3.5% of the general fund revenue of the latest completed fiscal year, which amount must be increased by  1/2% increments over each fiscal year until a constitutionally mandated 5% of general fund revenue is achieved. Funds may be withdrawn from the General Reserve Fund only for covering operating deficits. The General Assembly is required to provide for the orderly restoration of funds withdrawn from the General Reserve Fund. The constitutional provisions with respect to the General Reserve Fund require that the General Assembly provide for a procedure to survey the progress of the collection of revenue and the expenditure of funds and require the General Assembly to authorize and direct reduction of appropriations as may be necessary to prevent a deficit. Such provisions require that, should a year-end operating deficit occur, so much of the General Reserve Fund as may be necessary must be used to cover the deficit. The amounts so used must be replenished by a minimum of one percent of general fund revenue in each fiscal year following the deficit until the General Reserve Fund is restored to its constitutionally mandated amount.

The South Carolina Constitution also requires the establishment of a Capital Reserve Fund that is required to be funded in an amount equal to 2% of the prior fiscal year’s general fund revenues. In any fiscal year in which the General Reserve Fund is not maintained at its constitutionally mandated funding amount, monies from the Capital Reserve Fund first must be used, to the extent necessary, to fully replenish the General Reserve Fund. The Capital Reserve Fund’s replenishment of the General Reserve Fund is in addition to the constitutionally mandated replenishment requirement. After the General Reserve Fund is fully restored, the monies in the Capital Reserve Fund may be appropriated by the General Assembly to finance in cash previously authorized capital improvement bond projects, to retire interest or principal on bonds previously issued, and for capital improvements or other nonrecurring purposes. The Capital Reserve Fund may not be used to offset a midyear budget reduction.

The following chart reflects activity for the General Reserve Fund and the Capital Reserve fund for the ten year period ended June 30, 2011.

	General Reserve Fund				Capital Reserve Fund
Fiscal Year
Ended	Begninning			Ending	Begninning	Mid Year
June 30	Balance	Additions	Reductions	Balance	Balance	Reductions	Appropriations
2011	$110,883,455	$55,441,728	$—	$166,325,183	$110,883,455	$—	$107,683,455
2010	—	110,883,455	—	110,883,455	127,858,688	127,858,688	—
2009	95,122,617	12,974,290	108,096,907	—	133,170,058	133,170,058	—
2008	167,731,819	19,048,978	91,658,180	95,122,617	124,520,532	124,520,532	—
2007	153,488,394	14,243,425	—	167,731,819	111,821,213	—	111,821,213
2006	75,154,528	78,333,866	—	153,488,394	102,325,596	—	102,325,596
2005	25,154,528	50,000,000	—	75,154,528	99,356,026	—	99,356,026
2004	—	74,454,127	49,299,599	25,154,528	98,599,197	98,599,197	—
2003	—	38,797,374	38,797,374	—	101,606,475	101,606,475	—
2002	60,523,390	2,285,711	62,809,101	—	100,134,739	100,134,739	—

As noted above, the State Constitution requires a procedure for the monitoring of revenues and expenditures with a view to a reduction of appropriations as may be necessary to prevent a deficit. The State Board of Economic Advisors provides projections and forecasts of revenues and expenditures and advises the State Budget and Control Board on economic trends. Particularly with respect to the constitutional requirement of monitoring revenues, statutory provisions require that the Board of Economic Advisors provide to the State Budget and Control Board quarterly estimates of State revenues.

If at the end of the first, second or third quarter of any fiscal year, quarterly revenue collections are 2% or more below the amount projected for such quarter by the Board of Economic Advisors, the State Budget and Control Board is required, within seven days of such determination, to take action to avoid a fiscal year end deficit. Automatic budget reductions are imposed by a statutory requirement that the Director of the Office of State Budget must reduce general fund appropriations uniformly by the requisite amount in the manner prescribed by law within seven days unless the State Budget and Control Board takes unanimous action to the contrary. Upon making the reduction, the Director of the Office of State Budget immediately must notify the State Treasurer and the Comptroller General of the reduction, and upon notification, appropriations are considered reduced.

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The following tables reflect budgetary results for each of the fiscal years ending 2001 through 2010.2

General Fund Revenue. The following chart reflects revenue forecasts and actual collections for the General Fund on a budgetary basis for the ten year period ended June 30, 2010.

	($ in millions)
Fiscal Year Ended		Legislative	Appropriation Act	Actual	Change
June 30	Forecast	Adjustments	Estimate	Revenue	Over Prior Year
2010	$5,529.5	$8.6	$5,538.1	$5,309.5	-4.2%
2009	6,718.7	—	6,718.7	5,544.2	-13.3%
2008	6,840.1	(218.2)	6,621.9	6,392.4	-4.0%
2007	6,213.9	(94.7)	6,119.2	6,658.5	6.9%
2006	5,462.0	(2.4)	5,459.6	6,226.0	11.4%
2005	5,128.8	(39.2)	5,089.6	5,591.1	9.3%
2004	4,998.6	5.4	5,004.0	5,116.3	3.0%
2003	5,363.0	22.0	5,385.0	4,967.8	0.8%
2002	5,390.4	77.0	5,467.4	4,930.0	-3.0%
2001	5,336.8	(19.9)	5,316.9	5,080.3

General Fund Appropriations. The following chart reflects appropriations, reductions and sequestrations, and actual expenditures for the General Fund on a budgetary basis for the ten year period ended June 30, 2010.

	($ in millions)
Fiscal Year Ended		Reductions and	Adjusted	Actual	Change
June 30	Appropriations	Sequestrations	Appropriations	Expenditures	Over Prior Year
2010	$5,714.0	$566.5	$5,147.5	$5,244.1	-8.9%
2009	6,735.7	1,105.7	5,630.0	5,754.8	-18.2%
2008	6,722.2	124.5	6,597.7	7,037.3	15.0%
2007	6,108.0	—	6,108.0	6,117.3	10.4%
2006	5,617.2	—	5,617.2	5,540.4	9.2%
2005	5,222.4	—	5,222.4	5,073.2	4.3%
2004	4,954.1	141.6	4,812.5	4,864.6	-2.6%
2003	5,444.4	518.2	4,926.2	4,994.6	-3.6%
2002	5,551.9	426.6	5,125.3	5,178.8	-4.5%
2001	5,303.9	146.7	5,157.2	5,422.9

Fund Balance. The following chart reflects the fund balance of the General Fund on a modified accrual basis for the ten year period ended June 30, 2010.

[2]	Latest available information.

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	($ in millions)
Fiscal Year Ended			Total
June 30	Reserved	Unreserved	General Fund
2010	$184.6	$(36.3)	$148.4
2009	231.2	(126.0)	105.2
2008	341.8	(77.7)	264.1
2007	413.2	679.8	1,093.0
2006	280.2	833.7	1,113.9
2005	142.7	345.4	488.1
2004	90.6	(97.6)	(7.0)
2003	58.0	(204.4)	(146.4)
2002	67.6	(207.6)	(140.0)
2001	153.1	(173.8)	(20.7)

The original revenue estimate adopted by the Board of Economic Advisors for the State’s budgetary General Fund for the fiscal year ending June 30, 2011 was $5,574.3 million, and the Appropriation Act estimate as enacted by the General Assembly was $5,105.6 million. On November 10, 2010, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,803.9 million, an increase of $229.6 million, and a 4.1% increase to its original fiscal year 2010-11 estimate. On February 9, 2011, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,853.9 million, an increase of $50 million, and a 5.0% increase to its original fiscal year 2010-11 estimate. On May 12, 2011, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $5,958.9 million, an increase of $105 million, and a 6.9% increase to its original fiscal year 2010-11 estimate. On August 22, 2011, the Comptroller General announced that the State completed fiscal year 2010-11 with a $296.5 million budgetary general fund surplus, of which amount $173.8 million was committed by supplemental appropriation but not available until after September 1, 2011.

The original revenue estimate adopted by the Board of Economic Advisors for the State’s budgetary General Fund for the fiscal year ending June 30, 2012 was $6,020.1 million, and the Appropriation Act estimate as enacted by the General Assembly was $5,453.5 million. On November 10, 2011, the Board of Economic Advisors revised its estimate of budgetary General Fund revenue to $6,293.8 million, an increase of $273.7 million, and a 4.5% increase to its original fiscal year 2011-12 estimate.

Through October 31, 2011, total General Fund revenue collections year to date exceeded the fiscal year 2011-12 unrevised revenue plan estimate year to date by $105.5 million or 4.5%, and exceeded prior year collections for the same period by $90.5 million or 4.5%. Both the General Reserve Fund and the Capital Reserve Fund are fully funded at $183.4 million and $104.8 million, respectively.

The State’s audited Comprehensive Annual Financial Report for the fiscal year ended June 30, 2010 is available at http://www.cg.state.sc.us.

Section 11-11-350 of the South Carolina Code provides that each State agency, department, institution, or entity receiving in the aggregate one percent or more of the State’s General Fund appropriations for any fiscal year shall provide to the Office of State Budget an estimate of its planned General Fund expenditures for the next three fiscal years. This data, in conjunction with the Board of Economic Advisors’ long-term revenue estimate, must be compiled by the Office of State Budget into a three-year financial plan that will assist the State in determining and planning for its long-term financial commitments. The plan must be updated annually and prepared for submission to the State Budget and Control Board, the Speaker of the House of Representatives, and the President Pro Tempore of the Senate during the second quarter of each fiscal year.

Section 11-11-345 of the South Carolina Code provides that, if the Comptroller General determines upon the closing of the State’s financial books for a fiscal year that the State has a negative Generally Accepted Accounting Principles Fund balance (a “GAAP Fund Deficit”), any appropriations contained in a general or supplemental Appropriation Act which expends surplus general fund revenues or in a Capital Reserve Fund Appropriation Act to be effective during the next fiscal year are suspended and must be used to the extent necessary to offset the GAAP Fund Deficit in the manner the General Assembly shall provide.

The State has not defaulted on its bonded debt since 1879 and has not incurred any debt to fund operating deficits since 1932. As noted above, however, the State did experience certain budgeting difficulties over several of the last ten fiscal years resulting in mid-year reductions in funding of state agencies in those years. Such difficulties have not to date impacted on the State’s ability to pay its indebtedness, but did result in Standard & Poor’s Rating Service lowering its rating on South Carolina general obligation bonds from AAA to AA+ in July 2005. South Carolina’s general obligation bonds are currently rated Aaa by Moody’s Investor

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Services, Inc., as they have been continuously for several decades and AAA by Fitch Ratings. Such ratings apply only to the general obligation bonded indebtedness of the State and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State. There can be no assurance that the economic conditions on which the above ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See the appendix to this SAI.

Historically, South Carolina’s economy was dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the state’s gross domestic product. Since the 1950’s, the state’s economy has undergone a gradual transition to other activities. At December 31, 2010, principal contributors to the State’s gross domestic product were the trade, transportation and utilities industries (19%), financial activities (17%), government, and manufacturing sectors (16%, each). During the years 2005-2010, the fastest growing contributors to the State’s gross domestic product were the information industry (23% growth), followed by education and health services (18%) and financial activities (14%). Construction declined over the period (-29%), as did services (-6%), and leisure and hospitality (-4%). The State’s total gross domestic product grew by 4% during the period (v. 4% for southeastern states, and 5% for the nation) from 2005-2010.

In 2010, the State’s per capita income increased to $32,460 or 2.5% year over year, compared to an increase of 2.4% for the southeast and 2.8% for the nation. The State’s per capita income was 81% of the national (compared to 81% in 2009) and 90% of the southeast (compared to 90% in 2009) per capita income.

The unemployment rate for South Carolina in December, 2010 was 10.9% compared to 9.4% nationwide. At November, 2011, the State's unemployment rate was 10.5%, while the national unemployment rate was 8.6%. Over the past five calendar years, the State's unemployment rates have generally trended higher than the unemployment rates of other southeastern states and the nation, due primarily to continuing growth in the state’s population and labor force.

SPECIAL FACTORS AFFECTING THE SOUTH CAROLINA FUND

The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made.

Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on certain real property and personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose which is also a corporate purpose of the applicable political subdivision.

Under Article X of the State Constitution, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of all taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the State Constitution provides for withholding by the State Treasurer of any State appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, shall be applied to the bonded debt. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Political subdivisions may pledge certain additional revenues, however, to secure their general obligation bonds and, certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on bonds for certain capital projects.

Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.

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SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA TAX-EXEMPT OBLIGATIONS

The Virginia Intermediate Tax-Free Fund will invest primarily in Virginia Intermediate Tax-Free Fund Obligations. For this reason, the Fund is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal, or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Fund. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

In fiscal year 2009, the nation continued to suffer from what many have called "the Great Recession" which began in December 2007. Virginia was not immune to this economic downtrend. Virginia's nonfarm employment growth rate fell slightly; however the national growth rate fell even lower. Virginia's personal income in current dollars grew by just 1.0 percent, slightly lower than the national growth, but much less than in the three previous years. Although it increased sharply in fiscal year 2010, unemployment in Virginia was only 7.0 percent, substantially lower than the national average, which was 9.7 percent. Taxable sales suffered a 2.7 percent decline in fiscal year 2010 following last year’s 4.1 percent decline . During fiscal year 2010, with the help of federal housing credits, new housing in Virginia fell by only 4.5 percent compared to 5.8 percent for the nation. Compared to national averages, Virginia generally faired better than the nation.

Because of Northern Virginia, with its proximity to Washington, D.C., and Hampton Roads, which has large military installations, the federal government has a significant economic impact on Virginia.

Among the nonagricultural employment sectors in Virginia, the public administration sector, which includes federal, state, and local government, is the largest, followed by professional and business activities, education and health, and retail trade.

According to statistics published by the U.S. Department of Labor, Virginia's unemployment rate from 2001 to 2010 was less than the national unemployment rate each year. Virginia is one of twenty-two states with a right-to-work law and has a record of good labor-management relations. Virginia's favorable business climate is reflected in the relatively small number of strikes and other work stoppages it experiences. Virginia is one of the least unionized of the more industrialized states.

Virginia’s state government operates on a two-year budget. The Constitution of Virginia vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, implementation and administration of the provisions of the appropriation act are functions of the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget. This process also involves constant monitoring of revenue collections and expenditures to ensure that a balanced budget is maintained. The appropriation act requires that if projected revenue collections fall below amounts appropriated, the Governor must reduce expenditures and withhold allotments of appropriations, with the exception of amounts needed for debt service and specified other purposes, to the extent necessary to prevent any expenditure in excess of estimated revenues. The appropriation act provides that up to 15 percent of a general fund appropriation to an agency may be withheld, if required.

An amendment to the Constitution, effective January 1, 1993, established the Revenue Stabilization Fund. The Fund is available to offset, in part, anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Fund consists of an amount not to exceed 10 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three immediately preceding fiscal years, as certified by Virginia's Auditor of Public Accounts. Pursuant to an amendment to the Constitution, effective January 1, 2011, the Fund will consist of an amount not to exceed 15 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three immediately preceding fiscal years, as certified by Virginia's Auditor of Public Accounts.

General Fund revenues are principally composed of tax revenues. In recent fiscal years, most of the tax revenues have been derived from taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, premiums of insurance companies, and deeds, contracts, wills and suits. Historically, balances in the General Fund have decreased at varying rates in some years, for example in fiscal years 2001, 2002, 2003, 2007, 2008, and 2009, and have increased at varying rates in other years, such as fiscal years 2004, 2005, 2006, 2010 and 2011. The General Fund balance increased by $322.7 million in fiscal year 2011, an increase of 33.1 percent from fiscal year 2010. However, this was attributed in part to the restatement required under GASB No. 54, which resulted in the inclusion of numerous funds in the General Fund that have previously been reported as

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special revenue funds. The effect was to increase the General Fund balance by $104 million. Overall tax revenues increased by 5.2 percent from fiscal year 2010 to fiscal year 2011. Individual and fiduciary income tax revenues increased by 9.4 percent. Additional tax revenue increases occurred in the form of a 1.96 percent increase in corporation income tax collections, a 3.6 percent decrease in public service corporation tax collections and a 3.3 percent decrease in sales and use tax collections during fiscal year 2011. There was a 0.6 percent increase in other taxes which includes: deeds, contracts, wills and suits; alcoholic beverage sales; tobacco products; estate and other taxes. Overall revenue and non-tax revenues increased by 5.8 percent and by 19.7 percent, respectively. Overall expenditures increased by 3.7 percent in fiscal year 2011, compared to a 5.2 percent decrease in fiscal year 2010. Individual and family service expenditures increased by $447 million, or 11.1 percent, and education expenditures declined by $76.3 million, or 1.1 percent. General government expenditures increased $56.2 million or 2.7 percent.

Virginia has a Debt Capacity Advisory Committee that is charged by statute with annually estimating the amount of tax-supported debt, which may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia. Such estimate is provided to the Governor and General Assembly. The Committee is also required to review annually the amount and condition of bonds, notes and other security obligations of Virginia's agencies, institutions, boards and authorities which are either secured by a moral obligation pledge to replenish reserve fund deficiencies or for which Virginia has a contingent or limited liability. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly. The Committee also reviews the amounts and provisions of bonds, notes and other security obligations of Virginia's agencies, institutions, boards and authorities which are neither tax-supported debt or obligations secured by a moral obligation pledge to replenish reserve fund deficiencies. The Committee may recommend limits, when appropriate, on these other obligations.

The Constitution of Virginia, in Section 9 of Article X, provides for the issuance of debt by or on behalf of Virginia. Sections 9(a), (b) and (c) provide for the issuance of debt to which Virginia's full faith and credit is pledged and Section 9(d) provides for the issuance of debt not secured by the full faith and credit of Virginia, but which may be supported by and paid from Virginia's tax collections subject to appropriations by the General Assembly. Virginia may also enter into leases and contracts that are classified on its financial statements as long-term indebtedness. Certain authorities and institutions of Virginia may also issue debt.

Section 9(a) of Article X provides that the General Assembly may contract general obligation debt: (1) to meet certain types of emergencies, (2) subject to limitations on amount and duration, to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia and (3) to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to Section 9(a) (2) shall not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues “derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts, for the preceding fiscal year.”

Section 9(b) of Article X provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of the members elected to each house of the General Assembly and approved in a statewide referendum. The outstanding amount of such debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years ("9(b) Debt Limit"). Thus, the amount of such debt that can be issued is the 9(b) Debt Limit less the total amount of such debt outstanding ("Debt Margin"). An additional 9(b) debt authorization restriction is calculated in order to determine the amount of such debt that the General Assembly may authorize for the current fiscal year. The additional borrowing authorization restriction is limited to 25% of the 9(b) Debt Limit less 9(b) debt authorized in the current and prior three fiscal years. The phrase "taxes on income and retail sales" is not defined in the Constitution or by statute. The record made in the process of adopting the Constitution, however, suggests an intention to include only income taxes payable by individuals, fiduciaries and corporations and the state sales and use tax.

Section 9(c) of Article X provides that the General Assembly may authorize the creation of general obligation debt for revenue producing capital projects for executive branch agencies and institutions of higher learning. Such debt is required to be authorized by an affirmative vote of two-thirds of the members elected to each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the bond legislation and again before the issuance of the bonds that the net revenues pledged are expected to be sufficient to pay principal and interest on the bonds issued to finance the projects. The outstanding amount of Section 9(c) debt is limited in the aggregate to an amount equal to 1.15 times the average annual tax revenues "derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts," for the three immediately preceding fiscal years ("9(c) Debt Limit"). While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.

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Tax-supported debt of Virginia includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues.

Outstanding Section 9(b) debt as of June 30, 2011 includes the unamortized portion of (a) $613 million of general obligation bonds authorized and approved by the voters in November 1992, (b) $1 billion in general obligation bonds authorized and approved by the voters in November 2002, and (c) various series of refunding bonds issued to advance refund certain series of bonds. Outstanding Section 9(c) debt as of June 30, 2011 includes various series of Higher Educational Institutions Bonds (including refunding bonds) issued from 1983 to 2010, one series of Transportation Facilities Bonds issued in 2006, and five series of Parking Facilities Bonds (including refunding bonds) issued between 2002 and 2009. Outstanding general obligation debt does not include 9(b) and 9(c) advance refunded bonds for which funds have been deposited in irrevocable escrow accounts in amounts sufficient to meet all required future debt service.

Section 9(d) of Article X provides that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of 9(d) revenue bonds issued by authorities, political subdivisions and agencies for which Virginia's full faith and credit is not pledged. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues derived from enterprises related to the operation of the financed capital projects. The debt repayments of the Virginia Public Building Authority, the Virginia College Building Authority 21st Century College and Equipment Programs, The Innovative Technology Authority, the Virginia Biotechnology Research Park Authority and several other long-term capital leases or notes have been supported all or in large part by General Fund appropriations.

The Commonwealth Transportation Board ("CTB") has issued various series of bonds authorized under the State Revenue Bond Act. These bonds are secured by and payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board for the purpose of increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. As of June 30, 2011, $2.0 billion in CTB bonds were outstanding. During 2007, the CTB was authorized by the General Assembly to issue up to $3.0 billion in Capital Projects Revenue Bonds. In 2008, an additional $180 million was authorized. As of June 30, 2011, $1.1 billion had been issued under this authorization.

The Virginia Port Authority ("VPA") has $185 million of bonds outstanding at June 30, 2011 which are payable from a portion of the Transportation Trust Fund. In 2008, the Authority was authorized to issue an additional $155 million in Commonwealth Port Fund Revenue Bonds. However, during 2011, $30 million of that amount was rescinded. On July 27, 2011, the VPA issued $57 million of the 2008 authoization.

Virginia is involved in numerous agreements to lease buildings and equipment. These lease agreements are for various terms, and each lease contains a nonappropriation clause indicating that continuation of the lease is subject to funding by the General Assembly. The principal balance of all tax-supported capital leases outstanding was $201.5 million as of June 30, 2010.

Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements. The length of the agreements and the interest rates charged vary. In most cases, the agreements are collateralized by the personal property and equipment acquired. Installment purchase agreements contain nonappropriation clauses indicating that continuation of the installment purchase is subject to funding by the General Assembly. The principal balance of tax-supported installment purchase obligations outstanding was $215 million as of June 30, 2010.

Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority bonds, Virginia Public School Authority bonds, and Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt, but the General Assembly is not legally required to make any appropriation for such purpose. To date, none of these authorities has advised Virginia that any such deficiencies exist.

As of June 30, 2010, local government was comprised of 95 counties, 39 incorporated cities and 36 incorporated towns. Cities and counties are units of general government that have traditionally provided all services not provided by Virginia. Virginia is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect

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their own taxes and provide their own services. Towns, on the other hand, are units of local government are a part of the counties in which they are located. Towns levy and collect taxes for town purposes, but their residents are also subject to county taxes. The largest expenditure by local governments in Virginia is for public elementary and secondary education. Each county and city in Virginia, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services as police and fire protection, water and sewer services and recreational facilities. According to figures prepared by the Auditor of Public Accounts of Virginia, the total outstanding debt of counties in Virginia was approximately $14.9 billion as of June 30, 2010; over 52 percent was borrowed for public school construction. The outstanding debt for cities at that date was computed by the Auditor of Public Accounts to be approximately $10.4 billion. The outstanding debt for towns, as of June 30, 2010, was calculated by the Auditor of Public Accounts to be approximately $639 million.

Most recently, Moody's Investors Service has rated the long-term general obligation bonds of Virginia Aaa, Standard & Poor's Ratings Services has rated such bonds AAA, and Fitch Ratings has rated such bonds AAA. There can be no assurance that such ratings will be continued for any given period of time or that they will not be revised downward or withdrawn entirely by the rating agencies if, in their judgment, the circumstances so warrant. See the Appendix to this SAI.

On December 17, 2010, Governor McDonnell presented his proposed amendments to Chapter 874, the 2010 Virginia Acts of Assembly (House Bill 1500/Senate Bill 800) (the “2011 Budget Bill”) affecting the remainder of the 2010-2012 biennium. The Governor addressed unfunded liabilities and core services focusing on four top priorities: Government Reform, Economic Development, Transportation, and Higher Education.

The revised revenue forecast added $133.9 million in total net revenue for fiscal year 2011 and $149.1 million in fiscal year 2012, for a total of $283 million over the biennium. Although the revised revenue forecast went up slightly, the Governor called for $191.6 million in cuts, savings, and reprioritization across state government. Utilizing the work of the Government Reform and Restructuring Commission, the Governor identified savings from multiple sources, including: $24 million in reduced interest on bonds for college buildings; $1.4 million by reducing consultants in the tax department; and additional savings from reducing administrative expenses in the offices of the Governor, Lieutenant Governor, and Attorney General.

The 2011 Budget Bill included the following initiatives: $25 million for a technology and research fund to leverage private and federal research dollars to develop commercialized products resulting from research; $3 million to support non-credit courses in the Virginia Community College System to strengthen workforce development efforts; and amendments to seek new money to recapitalize the Virginia Small Business Financing Authority, enhance tourism and marketing activities, and revitalize and redevelop rural and urban areas.

Governor McDonnell proposed a $4 billion transportation package to be implemented over the next three years. These amendments included: accelerating the sale of $3 billion in bonds authorized by the General Assembly in 2007; issuing up to $1.1 billion in federal Grant Anticipation Revenue Vehicles (GARVEE) bonds; and establishing a new Virginia Transportation Infrastructure Bank to provide loans and loan guarantees to private and governmental entities for the construction and capital maintenance of transportation infrastructure and transit systems, based on local and regional priorities. Several projects that may immediately benefit from the transportation proposal include the Midtown Tunnel in Norfolk, the Broad Street Corridor in Richmond, U. S. Route 460 Public Private Transportation Act (PPTA) projects, I-95/I-395 Hot Lanes in Northern Virginia, and the Coalfields Expressway, as well as others.

In the area of Higher Education, the 2011 Budget Bill included $50 million towards the goal of making college more affordable and accessible by providing $13 million in undergraduate financial assistance for public institutions; $1 million to enhance the use of technology in the classroom; $3 million to expand online course offerings; and $30 million to increase student enrollment, graduation and retention rates, and degrees in Science, Technology, Engineering, and Mathematics (STEM) disciplines. Beyond the $13 million in financial assistance for public institutions, the Governor had proposed $3 million to increase the average undergraduate Tuition Assistance Grant (TAG) award to Virginia students attending Virginia’s private higher education institutions, and $7.8 million in interest and credit card rebates to honor the state’s prior commitments to reward higher education institutions for achieving performance expectations under the recent restructuring agreements.

Other notable proposed budget amendments included: $36.4 million of the fiscal year 2010 surplus to be deposited into the Water Quality Improvement Fund to help fund the Watershed Improvement Plan; $24 million for the Sexually Violent Predator program; $6.7 million in funding for the repair and renovation of outdated National Guard Armories; and $6 million in funding for State Police Trooper Schools and maintenance of the statewide agencies radio system.

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The 2011 Budget Bill was considered by the 2011 General Assembly, which convened on January 12, 2011 and adjourned on February 26, 2011. The 2011 Budget Bill, as amended by the General Assembly, was submitted to the Governor for his approval. The Governor returned the amended bill to the General Assembly with 86 amendments for consideration at its one-day reconvened session held April 6, 2011. The General Assembly upheld all but 20 of the Governor’s amendments. On May 2, 2011, the Governor vetoed one item and signed the bill. The 2011 Budget Bill became law on May 2, 2011, as Chapter 890 of the 2011 Virginia Acts of Assembly.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN WEST VIRGINIA AND/OR SPECIAL FACTORS AFFECTING THE WEST VIRGINIA FUND

Being invested primarily in West Virginia municipal securities, the West Virginia Fund is subject to the risks of West Virginia’s economy and of the financial condition of its state and local governments and their agencies.

West Virginia’s economy has begun to recover from the steep national economic downturn. During 2009, total employment in the State declined by 25,900 and total unemployment increased by 14,300. By October 2011, total employment from year-end 2009 had increased by 7,800 and total unemployment had decreased by 6,800. While job growth in the State is anticipated to increase over the next five years, that growth is expected to lag behind job growth nationally. Overall, the expectation is for a slow improvement of the State’s economy, if the national economy avoids another recession, the chances for which may be significant.

The State’s economy is rooted in old economy industries which are undergoing significant challenges. Coal mining, chemicals and manufacturing still make up an important part of that economy. While coal exports remain strong, the coal industry faces declining reserves and remains under increased federal regulatory scrutiny because of concerns about coal’s environmental impacts and the production and use of coal faces future regulatory requirements and legislative challenges, all of which may affect the economic feasibility of using coal and conducting mining operations in the future. However, from 2003 to 2009, natural gas production in the state increased significantly and the development of production from the Marcellus shale may have a significant impact on the State’s economy. While the coal industry is still the most important extractive industry, projected losses in coal mining jobs may be offset by job growth in the natural gas industry

From October 2010 to October 2011, the State’s nonfarm payroll employment increased by approximately 4,800 with the State gaining jobs both in the goods-producing sector (mining, construction and manufacturing) and in the service-providing sector. State and local governments continue to make concentrated efforts to encourage diversification of the State’s economy with some success. Legislation adopted a few years ago implementing some tort reform and the privatization of the workers’ compensation system appear to have engendered a more favorable view of the State in the business community, although there is continued concern about the fairness of the State’s judicial system. In October 2011, West Virginia’s seasonally adjusted unemployment rate was 8.2 percent compared to the national rate of 9.0 percent.

In recent years, the State and most local governments have had adequate financial resources but not without struggling to keep expenses in line with revenues. Tax revenues for the State for its fiscal year ended June 30, 2011 exceeded projections and the State had a surplus for that fiscal year of approximately $330 million. While the State has had budget surpluses and has put aside substantial reserves in recent years, the State faces significant future financial challenges, including substantial unfunded pension and post-employment benefit liabilities, the impact on gaming revenues from increased competition in surrounding states, the effect of increased regulation on the energy industries, and the cost of health care and Medicaid. With minimal population growth, population shifting away from the State’s cities and an aging population, in addition to current economic factors, the State and local governments and school boards continue to struggle to fund operations, cover health care and pension costs, make capital and infrastructure improvements and support public education.

DIVERSIFICATION AND CONCENTRATION

The Tax-Free Bond Funds are non-diversified funds under the 1940 Act. This means they may invest in the securities of a limited number of issuers. Under the Code, at the end of each fiscal quarter each Tax-Free Bond Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S.

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Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of Kentucky Tax-Exempt Obligations, Maryland Tax-Exempt Obligations, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the Kentucky Fund, the Maryland Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This involves an increased risk of loss to a Tax-Free Bond Fund if the issuer is unable to make interest or principal payments or if the value of such securities declines, and consequently may cause greater fluctuation in the NAV of the Tax-Free Bond Fund’s Shares.

ADDITIONAL INFORMATION

The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of each Fund. This summary is based on tax laws and regulations which are in effect on the date of this SAI; such laws and regulations may be changed by legislative or administrative action, and such changes may be retroactive.

No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including the potential application of foreign, state and local taxes.

MANAGEMENT OF STERLING CAPITAL FUNDS

TRUSTEES AND OFFICERS

The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and convenient to carry out this responsibility, including the election and removal of Fund officers.

The Trustees of the Funds (including Trustees who are not “interested persons” as defined in the 1940 Act) of the Funds (“Independent Trustees”)), their ages, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the Sterling Capital Funds complex that the Trustee oversees, any other directorships or trusteeships held by the Trustee during the last five years in any publicly-traded company or registered investment company, and their experience, qualifications, attributes, and skills are listed in the two tables immediately following. The business address of the Trustees and Officers listed below is 434 Fayetteville Street, Fifth Floor, Raleigh, NC 27601.

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INDEPENDENT TRUSTEES

(1)	(2)	(3)	(4)	(5)	(6)
NAME AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE / LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE*	OTHER DIRECTORSHIPS HELD BY TRUSTEE FOR THE PAST FIVE YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Thomas W. Lambeth Birthdate: 01/35	Trustee Chairman of the Board of Trustees	Indefinite, 8/92 - Present	From January 2001 to present, Senior Fellow, Z. Smith Reynolds Foundation	[27]	None	Significant executive experience, including continuing service as senior fellow of a foundation, and previous executive and board experience in government and with non-profit endowment funds and private foundations.

Drew T. Kagan Birthdate: 02/48	Trustee	Indefinite, 8/00 - Present	From September 2010 to present, Chairman, Montecito Advisors, Inc.; from December 2003 to September 2010, CEO, Montecito Advisors, Inc.; from March 1996 to December 2003, President, Investment Affiliate, Inc.	[27]	None	Significant executive experience including continuing service as chief executive officer of an investment services organization and past service as a manager of a mutual fund complex and as an executive of a banking organization.

Laura C. Bingham Birthdate: 11/56	Trustee	Indefinite, 2/01 - Present	From June 2010 to present, independent consultant; from July 1998 to June 2010, President of Peace College	[27]	None	Significant executive experience in non-profit and government organizations, including continuing service as a college president; experience overseeing endowment investments.

Douglas R. Van Scoy Birthdate: 11/43	Trustee	Indefinite, 5/04 - Present	Retired; from November 1974 to July 2001, employee of Smith Barney (investment banking), most recently as Director of Private Client Group and Senior Executive Vice President	[27]	None	Significant executive experience including past service as senior executive vice president of a large investment services organization.

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James L. Roberts Birthdate: 11/42	Trustee	Indefinite, 11/04 - Present	Retired; from November 2006 to present, Director, Grand Mountain Bancshares, Inc.; from January 1999 to December 2003, President, CEO and Director, Covest Bancshares, Inc.	[27]	None	Significant executive experience including past service as president of two publicly-traded banking firms and as head of corporate finance for a securities brokerage firm.

INTERESTED TRUSTEES

Alexander W. McAlister** Birthdate: 3/60	Trustee	Indefinite, 11/10 - Present	President, Sterling Capital	[27]	Director, Sterling Capital	Significant executive experience including continuing service as president of an investment services organization and as a sales director of an investment services organization.

Alan G. Priest*** Birthdate: 5/52	Trustee	Indefinite, 7/12-Present	Retired; from April 1987 to April 2012, Partner, Ropes & Gray LLP	[27]	None	Significant experience as an attorney specializing in all aspects of investment company related laws and regulations.

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

**	Mr. McAlister is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he is an officer of the Adviser.

***	Mr. Priest is treated by the Funds as an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) of the Funds because he was a partner of a law firm that acted as counsel to the Funds in the Sterling Capital Funds c.omplex during the past two fiscal years.

The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of the Distributor, BNY Mellon Investment Servicing (US) Inc. (the “Sub-Administrator” or “BNY Mellon Investment Servicing”), Sterling Capital or BB&T, receives any compensation from the Funds for acting as a Trustee.

Sterling Capital’s Chief Compliance Officer (“CCO”), Mr. Clinton L. Ward, also serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Board of Trustees and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for its allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by Mr. Ward.

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OFFICERS

(1)	(2)	(3)	(4)	(5)	(6)
NAME AND AGE	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
James T. Gillespie Birthdate: 11/66	President	Indefinite, 12/12-Present	From March 2012 to present, Executive Director, Sterling Capital; From June 2010 to March 2012, Director, Sterling Capital and its predecessors; from August 2008 to June 2010, Vice President Relationship Management, JP Morgan Chase & Co.; from February 2005 to August 2008, Senior Vice President and Manager of Mutual Fund Administration, Sterling Capital and its predecessors	N/A	N/A

Kenneth R. Cotner Birthdate: [ ]	Treasurer	Indefinite; 12/12-present	From [ ], 2001 to present, Managing Director and Chief Operating Officer; Sterling Capital and its predecessors From [ ], [1986] to [ ], 2001, [ ], Bovis Lend Lease	N/A	N/A

Todd M. Miller Birthdate: 9/71	Vice President and Secretary	Indefinite, Vice President, 8/05-Present; Secretary, 08/10-present	From June 2009 to present, Director, Sterling Capital and its predecessors; from June 2005 to May 2009, Mutual Fund Administrator; from May 2001 to May 2005, Manager, BISYS Fund Services	N/A	N/A

Clinton L. Ward Birthdate: 11/69	Chief Compliance and Anti-Money Laundering Officer	Indefinite, 4/07-Present	From July 2004 to present, Chief Compliance Officer and Executive Director, Sterling Capital and its predecessors	N/A	N/A

Andrew J. McNally Birthdate: 12/70	Assistant Treasurer	Indefinite, Assistant Treasurer, 6/10-Present; Treasurer, 04/07-06/10	From January 2007 to present, Vice President and Senior Director; from July 2000 to December 2006, Vice President and Director, Fund Accounting and Administration Department, BNY Mellon Investment Servicing	N/A	N/A

Julie M. Powers Birthdate: 10/69	Assistant Secretary	Indefinite, 11/11-Present	From November 2011 to present, Vice President; from March 2009 to October 2011, Senior Manager and Vice President; from August 2005 to February 2009, Manager and Assistant Vice President, Regulatory Administration Department, BNY Mellon Investment Servicing	N/A	N/A

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Responsibilities of the Board of Trustees

The Board has overall responsibility for the conduct of the affairs of the Trust. The Board sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust. The Chairman of the Board of Trustees is an Independent Trustee. Each Trustee shall serve during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and the election and qualification of his successor. The Board of Trustees may fill any vacancy on the Board provided that, after such appointment, at least two-thirds of the Trustees have been elected by shareholders. Any Trustee may be removed by the Board, with or without cause, by action of a majority of the Trustees then in office, or by a vote of shareholders at any meeting called for that purpose.

Board Leadership Structure

The Board’s leadership structure features Independent Trustees serving as Board Chairman and as Chairperson of each of the Board’s Committees. This structure is reviewed by the Board regularly and the Board believes it to be appropriate and effective. All Independent Trustees are members of the Audit and Nominations Committees. Inclusion of all Independent Trustees in the Audit and Nominations Committees allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes.

The officers of the Trust are elected annually by the Board. The Chairman of the Trustees, if one is elected, the President, the Treasurer and the Secretary of the Trust shall hold office until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed or becomes disqualified. Each other officer shall hold office and each agent shall retain authority at the pleasure of the Trustees. The Trust’s CCO must be approved by a majority of the Independent Trustees. Any officer may be removed, with or without cause, by the Board.

Board Oversight of Trust Risk

The Board of Trustees’ role is one of oversight, rather than active management. This oversight extends to the Funds’ risk management processes. Those processes are embedded in the responsibilities of officers of the Funds. The officers of the Funds, including the President and Principal Executive Officer, the Treasurer and Principal Financial Officer, and the CCO, report to the Board and to the Chairs of its Committees on a variety of matters at regular meetings of the Board and on an ad hoc basis.

The Sterling Capital Funds have retained Sterling Capital as the Fund’s investment adviser and administrator. Sterling Capital provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Fund’s investments and operations. Employees of Sterling Capital serve as the Fund’s officers, including the Fund’s President and Principal Executive Officer and the CCO. The Board provides oversight of the services provided by Sterling Capital, including risk management services. In the course of providing oversight, the Board receives a wide range of reports on the Fund’s activities, including regarding the Fund’s investment portfolio, the compliance of the Fund with applicable laws, and the Fund’s financial accounting and reporting. The Board meets periodically with Sterling Capital personnel to receive reports on Sterling Capital and other service providers’ risk management services. The Board also meets periodically with the Fund’s CCO to receive reports regarding the compliance of the Fund with the federal securities laws and the Fund’s internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Fund to receive reports regarding the management of the Fund, including its investment risks.

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Funds are listed in the following table:

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NAME	POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL UNDERWRITERS OF THE FUNDS
Alexander W. McAlister	Sterling Capital Management LLC, President
James T. Gillespie	Sterling Capital Management LLC, Executive Director
Kenneth R. Cotner	Sterling Capital Management LLC, Managing Director and Chief Operating Officer
Todd M. Miller	Sterling Capital Management LLC, Director
Clinton L. Ward	Sterling Capital Management LLC, Chief Compliance Officer and Executive Director
Andrew J. McNally	BNY Mellon Investment Servicing, Vice President, Fund Accounting and Administration Department
Julie M. Powers	BNY Mellon Investment Servicing, Vice President, Regulatory Administration Department

Except as noted above with respect to the CCO, the officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices. Sterling Capital receives fees from the Funds for acting as Adviser and Administrator and BNY Mellon Investment Servicing receives fees from the Funds for acting as transfer agent and for providing fund accounting services to the Funds. In addition, BNY Mellon Investment Servicing receives fees from the Administrator for acting as Sub-Administrator.

COMMITTEES OF THE BOARD OF TRUSTEES

AUDIT COMMITTEE

The purposes of the Audit Committee are to oversee the Funds’ accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Funds’ financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Funds and the scope of the audit; and to act as a liaison between the Funds’ independent registered public accounting firm and the full Board of Trustees. Messrs. Kagan, Lambeth, Roberts, and Van Scoy, and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the Audit Committee. For the fiscal year ended September 30, 2012, there were [three] meetings of the Audit Committee.

NOMINATIONS COMMITTEE

The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Kagan, Lambeth, Roberts, and Van Scoy and Ms. Bingham serve on this Committee; Ms. Bingham serves as chair of the Nominations Committee. For the fiscal year ended September 30, 2012, there [were three meetings] of the Nominations Committee.

Pursuant to procedures adopted by the Board, the Nominations Committee may consider Trustee candidates recommended by members of the Nominations Committee, candidates recommended by other members of the Board, candidates recommended by shareholders, or candidates recommended by the Trust’s management. Shareholder recommendations should be submitted to the Nominations Committee in care of Sterling Capital Funds. Recommendations for candidates as Trustees of Sterling Capital Funds will be evaluated, among other things, in light of whether the number of Trustees is expected to change and whether the Trustees expect any vacancies.

SECURITIES OWNERSHIP

For each Trustee, the following tables disclose the dollar range of equity securities beneficially owned by the Trustee in the Funds and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund’s family of investment companies as of December 31, 2012.

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The following table shows information for Trustees who are not “interested persons” of the Funds as defined in the 1940 Act:

NAME OF TRUSTEE	FUND NAME	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN THE FAMILY OF INVESTMENT COMPANIES*
Thomas W. Lambeth	Mid Value Fund	$[10,001-$50,000]	$[10,001-$50,000]

Drew T. Kagan	Equity Income Fund Special Opportunities Fund	$[10,001-$50,000] $[10,001-$50,000]	$[10,001-$50,000]

Laura C. Bingham	North Carolina Fund Special Opportunities Fund	$[10,001-$50,000] $[10,001-$50,000]	$[50,001-$100,000]

James L. Roberts	Select Equity Fund Equity Income Fund Small Value Fund Special Opportunities Fund Intermediate U.S. Government Fund Total Return Bond Fund	$[1-$10,000] $[10,001-$50,000] $[10,001-$50,000] $[10,001-$50,000] $[50,001-$100,000] $[50,001-$100,000]	[>$100,000]

Douglas Van Scoy	Equity Income Fund Special Opportunities Fund	$[10,001-$50,000] $[10,001-$50,000]	$[50,001-$100,000]

The following table shows information for the Trustees who are an “interested person” of the Funds as defined in the 1940 Act:

Alexander W. McAlister	Mid Value Fund Equity Income Fund Special Opportunities Fund	[>$100,000] [$1-$10,000] [$1-$10,000]	[>$100,000]

Alan G. Priest	[ ]	[ ]	[ ]

*The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

As of December 31, 2012, the Officers and Trustees of Sterling Capital Funds, as a group, owned [less than 1%] of any class of any Fund.

TRUSTEE COMPENSATION

NAME OF PERSON, POSITION	AGGREGATE COMPENSATION FROM THE FUNDS FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2012		PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM FUNDS AND FUND COMPLEX PAID TO TRUSTEES FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2012*
Thomas W. Lambeth	$	[ ]	N/A	N/A	$	[ ]
Drew T. Kagan	$	[ ]	N/A	N/A	$	[ ]
Laura C. Bingham	$	[ ]	N/A	N/A	$	[ ]
Douglas R. Van Scoy	$	[ ]	N/A	N/A	$	[ ]
James L. Roberts	$	[ ]	N/A	N/A	$	[ ]
Alexander W. McAlister		[None]	N/A	N/A		[None]
Alan G. Priest		[ ]	[ ]	[ ]		[ ]

*	The Sterling Capital Fund Complex consists of two open-end investment management companies: Sterling Capital Funds and Sterling Capital Variable Insurance Funds.

CODES OF ETHICS

Sterling Capital Funds and Sterling Capital have each adopted a code of ethics (“Codes”) pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

INVESTMENT ADVISER

Investment advisory and management services are provided to all the Funds by Sterling Capital pursuant to an Amended and Restated Investment Advisory Agreement (“Advisory Agreement”) dated as of October 1, 2010, as amended.

Under the Advisory Agreement between Sterling Capital Funds and Sterling Capital, the fee payable to Sterling Capital by each Fund, for investment advisory services is the lesser of: [(a) a fee computed daily and paid monthly at the annual rate of forty-

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eight one-hundredths of one percent (0.48%) of the Intermediate U.S. Government Fund’s average daily net assets; thirty-seven one-hundredths of one percent (0.37%) of the Total Return Bond Fund’s average daily net assets; thirty one hundredths of one percent (0.30%) of the Short-Term Bond Fund’s average daily net assets; forty-five one-hundredths of one percent (0.45%) of each of the Tax-Free Bond Fund’s average daily net assets; and seventy one-hundredths of one percent (0.70%) of the Select Equity Fund’s average daily net assets; eighty one-hundredths of one percent (0.80%) of the Small Value Fund’s average daily net assets; seventy one-hundredths of one percent (0.70%) of the Mid Value Fund’s average daily net assets; seventy one-hundredths of one percent (0.70%) of the Equity Income Fund’s average daily net assets; eighty one-hundredths of one percent (0.80%) of the Special Opportunities Fund; and twenty-five one-hundredths of one percent (0.25%) of each Funds of Funds’ average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by Sterling Capital Funds and Sterling Capital. A fee agreed to in writing from time to time by Sterling Capital Funds and Sterling Capital may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of the fund during the period when such lower fee is in effect.]

The Advisory Agreement provides that Sterling Capital shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Sterling Capital in the performance of its duties, or from reckless disregard by Sterling Capital of its duties and obligations thereunder.

Unless sooner terminated, the Advisory Agreement will continue in effect as to each of the Funds from year to year if such continuance is approved at least annually by the Funds’ Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under “ADDITIONAL INFORMATION—Miscellaneous”). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by Sterling Capital. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

Prior to October 1, 2010, BB&T Asset Management, Inc. (“BB&T Asset Management”) served as investment adviser to each series of the Funds (except the Small Value Fund) and Sterling Capital served as investment adviser to the Small Value Fund, each pursuant to an investment advisory agreement (collectively, the “Pre-Reorganization Agreements”). The Pre-Reorganization Agreements automatically terminated on October 1, 2010 in connection with the closing of a reorganization transaction involving Sterling Capital, an independently managed subsidiary of BB&T Corporation, followed by the merger of BB&T Asset Management with and into Sterling Capital. Except as noted, all fees referred to herein that were received or paid by Sterling Capital as the adviser or administrator prior to October 1, 2010 were received or paid by BB&T Asset Management.

For the fiscal years ended September 30, 2012, September 30, 2011, and September 30, 2010, Sterling Capital received the following investment advisory fees (“Paid” indicates gross advisory fees and “Waived” are fees waived from gross advisory fees and/or reimbursed directly to the Fund):

	FISCAL YEAR ENDED SEPTEMBER 30, 2012						FISCAL YEAR ENDED SEPTEMBER 30, 2011		FISCAL YEAR ENDED SEPTEMBER 30, 2010
	PAID			WAIVED			PAID	WAIVED	PAID	WAIVED
Select Equity Fund	$	[	]	$	[	]	$1,664,871	$318,638	$1,586,802	$317,344
Mid Value Fund		[	]		[	]	2,797,397	155,637	2,086,070	294,072
Small Value Fund(1)		[	]		[	]	737,846	84,031	479,702	119,447
Special Opportunities Fund		[	]		[	]	5,215,292	6,613	4,264,531	45,629
Equity Income Fund		[	]		[	]	4,578,463	6,417	2,783,333	34,995
Ultra Short Bond Fund(2)		[	]		[	]	—	—	—	—
Short-Term Bond Fund		[	]		[	]	287,643	63, 061	432,909	113,926
Intermediate U.S. Government Fund		[	]		[	]	1,117,130	225,233	1,229,105	262,697
Total Return Bond Fund		[	]		[	]	2,536,312	510,480	2,328,764	500,238
Corporate Fund(3)		[	]		[	]	26,845	18,708	—	—
Securitized Opportunities Fund(3)		[	]		[	]	30,141	22,408	—	—

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Kentucky Intermediate Tax-Free Fund	[	]	[	]	114,755	23,553	132,335	46,002
Maryland Intermediate Tax-Free Fund	[	]	[	]	181,669	37,684	205,950	71,676
North Carolina Intermediate Tax-Free Fund	[	]	[	]	1,014,527	100,501	1,054,009	279,127
South Carolina Intermediate Tax-Free Fund	[	]	[	]	253,286	24,521	215,428	57.394
Virginia Intermediate Tax-Free Fund	[	]	[	]	567,542	57,194	603,173	159,771
West Virginia Intermediate Tax-Free Fund	[	]	[	]	461,437	938	406,294	8,002
Strategic Allocation Conservative Fund	[	]	[	]	38,501	12,939	36,046	37,254
Strategic Allocation Balanced Fund	[	]	[	]	93,823	32,519	93,304	96,235
Strategic Allocation Growth Fund	[	]	[	]	70,356	25,058	69,853	72,008
Strategic Allocation Equity Fund	[	]	[	]	23,454	8,630	22,135	26,974

(1)	Fees were paid directly to Sterling Capital. BB&T Asset Management did not serve as the adviser for this Fund.
(2)	Commenced operations on November [ ], 2012.
(3)	Commenced operations on June 29, 2011.

The Funds bear all costs of their organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Funds’ plans of distribution; fees and expenses of custodian including those for keeping books and accounts, maintaining a committed line of credit, and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Funds (including and allocable portion of the cost of the Advisers’ employees rendering such services to the Funds); the compensation and expenses of Trustees who are not otherwise affiliated with the Funds, the Advisers or any of their affiliates; expenses of Trustees’ and shareholders’ meeting; trade association memberships; insurance premiums; and any extraordinary expenses.

Pursuant to the American Institute of Certified Public Accountants (AICPA) Statement of Position (SOP) 98-5, any Fund organizational or start-up costs incurred on or after January 1, 1999 will be expensed as they are incurred.

PORTFOLIO MANAGERS

The portfolio managers identified under “Investment Management” in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

AS OF SEPTEMBER 30, 2012*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Timothy P. Beyer	Number: [None]	Number: [None]	Number: [ ]
	Assets: [N/A]	Assets: [N/A]	Assets: $[ ] Billion

Eduardo Brea	Number: [None]	Number:[ ]	Number: [ ]
	Assets: [N/A]	Assets: $[ ]Million	Assets: $[ ]Million

Brad D. Eppard	Number: [None]	Number: [None]	Number: [ ]
	Assets: [N/A]	Assets: [N/A]	Assets: $[ ] Billion

Will G. Gholston	Number: [ ]	Number: [None]	Number: [ ]
	Assets: $[ ] Million	Assets: [N/A]	Assets: $[ ] Billion

Richard T. LaCoff	Number: [ ]	Number: [None]	Number:[ ]
	Assets: $[ ] Million	Assets: [N/A]	Assets: $[ ] Billion

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Robert F. Millikan	Number: [ ]	Number: [None]	Number: [ ]
	Assets: $[ ] Million	Assets: [N/A]	Assets: $[ ] Million

Mark Montgomery	Number: [ ]	Number: [None]	Number: [ ]
	Assets: $[ ] Million	Assets: [N/A]	Assets: $[ ] Billion

Stephen L. Morgan	Number:[ ]	Number: [None]	Number: [ ]
	Assets: $[ ] Million	Assets: [N/A]	Assets: $[ ] Million

Jeffrey J. Schappe	Number: [ ]	Number: [None]	Number: [ ]
	Assets: $[ ] Million	Assets: [N/A]	Assets: $[ ] Billion

George F. Shipp	Number: [ ]	Number: [None]	Number: [ ]
	Assets: $[ ] Million	Assets: [N/A]	Assets: $[ ]Million

*	If an account has a co-manager, the total number of accounts and assets has been allocated to each respective manager. Therefore, some accounts and assets have been counted more than once.

As of September 30, 2012, the following portfolio managers managed the following numbers of accounts in each of the indicated categories, having the indicated total assets, with respect to which the advisory fee is based on the performance of the account.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE

AS OF SEPTEMBER 30, 2012*

PORTFOLIO MANAGER	OTHER REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Timothy P. Beyer	Number: [None]	Number: [None]	Number: [ ]
	Assets:[ N/A]	Assets:[ N/A]	Assets: $[ ] Million

Eduardo Brea	Number: [None]	Number: [ ]*	Number: [None]
	Assets:[ N/A]	Assets: $[ ] Million	Assets:[ N/A]

Brad D. Eppard	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

Will G. Gholston	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

Richard T. LaCoff	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

Robert F. Millikan	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

Mark Montgomery	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

Stephen L. Morgan	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

Jeffrey J. Schappe	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

George F. Shipp	Number: [None]	Number: [None]	Number: [None]
	Assets:[ N/A]	Assets:[ N/A]	Assets:[ N/A]

*	The advisory fee for this pooled investment vehicle has both performance-based and asset-based components.

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CONFLICTS OF INTEREST

From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the “Managed Accounts”). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund. Consequently, portfolio managers may purchase or sell securities for one Fund and not for a Managed Account.

STERLING CAPITAL

Sterling Capital manages portfolios for multiple institutional, individual, and mutual fund clients. Each portfolio has its own set of investment objectives and investment policies that may differ from those of the Fund. The portfolio managers make investment decisions for each portfolio based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. Accordingly, a particular portfolio may contain different securities than the Fund, and investment decisions may be made in other accounts that are different than the decisions made for the Fund. As an example, the portfolio manager may decide to buy a security in one or more portfolios, while selling the same security in other portfolios based on the different objectives, restrictions, and cash flows in the portfolios. In addition, some of these portfolios have fee structures, including performance fees, which are, or have the potential to be, higher than the fees paid by the Fund to Sterling Capital. Because performance fees are tied to performance, the incentives associated with any given portfolio may be higher or lower than those associated with other accounts managed by the firm.

Sterling Capital’s objective is to meet its fiduciary obligation to treat all clients fairly. To help accomplish this objective and to address potential conflicts of interest, Sterling Capital has adopted and implemented policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time. Sterling Capital’s compliance procedures include actively monitoring compliance with investment policies, trade allocation, and Code of Ethics requirements. In addition, Sterling Capital’s senior management team reviews the performance of portfolio managers and analysts.

PORTFOLIO MANAGER COMPENSATION

STERLING CAPITAL

Sterling Capital offers investment professionals a compensation plan which has three components: (i) base compensation, which is linked to job function, responsibilities and experience, (ii) incentive compensation, which varies based on investment performance and other factors determined by management, and (iii) a percentage of firm profits. The majority of potential total cash compensation consists of incentive compensation, which could ultimately make up more than half of the investment professional’s compensation. Incentive compensation is based on (1) performance of the portfolios managed by the portfolio manager in comparison to benchmarks appropriate for the various portfolios managed, and in comparison to peer groups, and (2) other subjective criteria as determined by executive management, including firm/department leadership, management of personnel, and compliance results. For purposes of incentive compensation, the Small Value Fund, Total Return Bond Fund, Corporate Fund, Securitized Opportunities Fund, and the Mid Value Fund are measured against the Russell 2000 Value Index, Barclays Capital Aggregate Bond Index, Barclays Capital U.S. Corporate Index, Barclays Capital U.S. Mortgage Backed Securities Index, and the Russell Midcap Value Index, respectively, while other Funds are compared to their respective Lipper peer group.

Certain investment professionals also share in the profits earned by Sterling Capital. Membership interest is awarded based on long-term performance, leadership, potential for generating future growth of the firm, and other subjective criteria determined by management.

Incentive compensation and profits interests are used as retention tools in order to facilitate long-term commitments from key investment professionals.

85

Portfolio managers are also eligible to participate in broad-based plans offered generally to Sterling Capital employees, including retirement, 401(k), health, and other employee benefit plans.

Securities Ownership

The following table discloses the dollar range of equity securities of each of the Funds beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of September 30, 2012:

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND

Timothy P. Beyer	Mid Value Fund: [Over $1,000,000]

Eduardo Brea	Small Value Fund: $[500,001-$1,000,000]

Brad D. Eppard	Intermediate U.S. Government Fund: [None]

Will G. Gholston	Strategic Allocation Conservative Fund: [None] Strategic Allocation Equity Fund: [None] Strategic Allocation Growth Fund: [None] Strategic Allocation Balanced Fund: [None]

Richard T. LaCoff	Ultra Short Bond Fund: [None] Total Return Bond Fund: [None] Short-Term Bond Fund: [None] Corporate Fund: [None] Securitized Opportunities Fund: [None]

Robert F. Millikan

North Carolina Intermediate Tax-Free Fund: $[10,001-$50,000]

Kentucky Intermediate Tax-Free Fund: [None]

Maryland Intermediate Tax-Free Fund: [None]

South Carolina Intermediate Tax-Free Fund: [None]

Virginia Intermediate Tax-Free Fund: [None]

West Virginia Intermediate Tax-Free Fund: [None]

Strategic Allocation Conservative Fund: [None]

Strategic Allocation Growth Fund: [None]

Strategic Allocation Balanced Fund: [None]

Strategic Allocation Equity Fund: [None]

Mark Montgomery	Ultra Short Bond Fund: [None] Total Return Bond Fund: $[10,001-$50,000] Short-Term Bond Fund: [None] Corporate Fund: [None] Securitized Opportunities Fund [None]

Stephen L. Morgan	Select Equity Fund:[None] Strategic Allocation Conservative Fund: [None] Strategic Allocation Equity Fund: [None] Strategic Allocation Growth Fund: [None] Strategic Allocation Balanced Fund: [None]

Jeffrey J. Schappe	Strategic Allocation Conservative Fund: [None] Strategic Allocation Growth Fund: [None] Strategic Allocation Balanced Fund: [None] Strategic Allocation Equity Fund: [None]

George F. Shipp	Special Opportunities Fund: $[500,001-$1,000,000] Equity Income Fund: $[500,001-$1,000,000]

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PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has delegated the authority to vote proxies on behalf of the Funds that own voting securities to Sterling Capital. Proxy voting policies and procedures or summaries thereof are attached as Appendix B.

You may obtain information about how a Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 by visiting the SEC’s Web site at www.sec.gov or by visiting our Web site at: www.sterlingcapitalfunds.com or by contacting us in writing at Sterling Capital Funds, P.O. Box 9762, Providence, Rhode Island 02940-9762.

PORTFOLIO TRANSACTIONS

The Advisory Agreement for each Fund provides that the Adviser is responsible for selecting, securities to be bought and sold, and brokers to execute those transactions. Purchases and sales of portfolio securities with respect to the Bond Funds and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (including purchases and sales of exchange-trade funds) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Adviser generally seeks competitive spreads or commissions, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

	FISCAL YEAR ENDED SEPTEMBER 30, 2012			FISCAL YEAR ENDED SEPTEMBER 30, 2011
	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION
Select Equity Fund	317,693	1,783,716,728	294,952	375,642	931,233,157	352,456
Mid Value Fund	271,822	2,415,506,011	246,119	363,276	1,218,012,442	337,022
Small Value Fund	110,329	495,070,544	92,719	186,944	811,406,494	156,726
Special Opportunities Fund	397,494	8,888,933,033	397,494	756,656	15,086,453,379	756,656
Total Return Bond Fund	7,399	5,056,280,281	N/A	—	—	—
Equity Income Fund	497,442	36,745,483,668	497,442	352,283	25,077,442,917	352,283
Ultra Short Bond Fund(1)	—	—	—	—	—	—
Short Term Bond Fund	3,499	298,917,914	N/A	1,729	452,991,053	N/A
Corporate Fund(2)	4,100	451,483,594	N/A	—	—	—
Securitized Opportunities Fund(2)	—	—	—	—	—	—
Strategic Allocation Growth Fund	2,341	201,351,669	1,614	2,242	140,326,036	2,242
Strategic Allocation Equity Fund	1,177	35,238,093	797	819	55,884,550	819
Strategic Allocation Balanced Fund	2,665	293,471,729	1,922	1,464	188,674,938	1,407
Strategic Allocation Conservative Fund	680	120,917,340	595	726	118,962,648	726

	FISCAL YEAR ENDED SEPTEMBER 30, 2010
	AGGREGATE BROKERAGE COMMISSION	AGGREGATE TRANSACTIONS	DIRECTED BROKERAGE COMMISSION
Select Equity Fund	637,149	506,061,662	596,412
Mid Value Fund	268,581	245,441,342	247,339
Small Value Fund	172,867	104,150,609	148,499
Special Opportunities Fund	441,219	226,770,416	441,219
Total Return Bond Fund	—	—	—
Equity Income Fund	365,861	215,067,283	365,861
Strategic Allocation Growth Fund	11,218	15,048,948	—
Strategic Allocation Equity Fund	4,253	6,029,794	10,743
Strategic Allocation Balanced Fund	12,408	16,605,379	4,090
Strategic Allocation Conservative Fund	2,966	3,997,164	11,887

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(1)	Commenced operations on November [ ], 2012.
(2)	Commenced operations on June 29, 2011.

[For the fiscal years ended September 30, 2012, 2011 and 2010, the Funds paid $[            ], $180,824 and $148,489, respectively, in commissions to Scott & Stringfellow, a wholly owned subsidiary of BB&T Corporation, for transactions effected on behalf of the Special Opportunities Fund. For the fiscal years ended September 30, 2012, 2011 and 2010, the Funds paid $[            ], $41,421 and $85,385, respectively, in commissions to Scott & Stringfellow for transactions effected on behalf of the Equity Income Fund. For the fiscal years ended September 30, 2012, 2011 and 2010, the aggregate percentage of the Special Opportunities Fund’s total brokerage commissions paid to Scott & Stringfellow, LLC were [            ]%, 24.7% and 33.7%, respectively, and the percentage of the Funds’ aggregate dollar amount of transactions involving commissions effected through Scott & Stringfellow were [            ]%, 16.7% and 30.0%, respectively. For the fiscal years ended September 30, 2012, 2011 and 2010, the aggregate percentage of the Equity Income Fund’s total brokerage commissions paid to Scott & Stringfellow, LLC were [            ]%, 11.8% and 23.3%, respectively, and the percentage of the Fund’s aggregate dollar amount of transactions involving commissions effected through Scott & Stringfellow were [            ]%, 12.3% and 9.2%, respectively. ]

Allocation of transactions, including their frequency, to various dealers is determined by Sterling Capital in a manner deemed fair and reasonable. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. As detailed in the above chart, brokerage may be directed to brokers because of research services provided. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by Sterling Capital and does not reduce the advisory fees payable to Sterling Capital. Such information may be useful to Sterling Capital in serving both Sterling Capital Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Sterling Capital in carrying out its obligations to Sterling Capital Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Sterling Capital may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by Sterling Capital under its Advisory Agreement. Any advisory or other fees paid to Sterling Capital are not reduced as a result of the receipt of research services.

In some cases Sterling Capital may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, Sterling Capital makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while Sterling Capital will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, Sterling Capital faces a potential conflict of interest, but Sterling Capital believe that its allocation procedures are reasonably designed to ensure that Sterling Capital, respectively, appropriately allocates the anticipated use of such services to their research and non-research uses.

To the extent permitted by applicable rules and regulations, either Sterling Capital may execute portfolio transactions on behalf of the Funds through affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard.

Investment decisions for each Fund are made independently from those for the other Sterling Capital Funds or any other investment company or account managed by Sterling Capital. Any such other investment company or account may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Sterling Capital Fund, investment company or account, the transaction will be averaged as to price and

88

available investments will be allocated as to amount in a manner which Sterling Capital believes to be fair and equitable over time to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Sterling Capital may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Sterling Capital Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement in making investment recommendations for the Funds, Sterling Capital will provide its services in accordance with its fiduciary obligations and will manage the Fund in the best interests of the Fund.

SECURITIES OF “REGULAR BROKER-DEALERS.” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds hold at the close of their most recent fiscal year. As of September 30, 2012, the Select Equity Fund held equity securities of [JP Morgan Securities, Inc., and Morgan Stanley & Co., Inc.] valued at $[            ] and $[            ], respectively. The Intermediate U.S. Government Fund held debt securities of [Morgan Stanley & Co. Inc., General Electric Capital Corp. and Goldman Sachs & Co.] valued at $[            ], $[            ] and $[            ], respectively. The Total Return Bond Fund held debt securities of [Morgan Stanley & Co., Inc., Credit Suisse Securities (USA) LLC., Bank of America Corp., CitiGroup Global Markets, Inc., JP Morgan Securities, Inc., General Electric Capital Corp., Merrill Lynch & Co., Inc., Goldman Sachs & Co. and US Bankcorp] valued at $[            ], $[            ], $[            ], $[            ], $[            ], $[            ], $[            ], $[            ] and $[            ], respectively, and equity securities of [Citigroup Global Markets, Inc.] valued at $[            ]. The Short-Term Bond Fund held debt securities of [Bank of America Corp., JP Morgan Securities, Inc., Merrill Lynch & Co., Inc, CitiGroup Global Markets, Inc., Credit Suisse Securities (USA), LLC, Morgan Stanley & Co., Inc., Goldman, Sachs & Co., and General Electric Capital Corp.] valued at $[            ], $[            ], $[            ], $[            ], $[            ], $[            ], $[            ] and $[            212], respectively. The Strategic Allocation Conservative Fund held equity securities of [Credit Suisse Securities (USA) LLC] valued at $[            ]. The Strategic Allocation Equity Fund held equity securities of [Credit Suisse Securities (USA) LLC] valued at $[            ]. The Strategic Allocation Growth Fund held equity securities of [Credit Suisse Securities (USA) LLC] valued at $[            ]. The Strategic Allocation Balanced Fund held equity securities of [Credit Suisse Securities (USA) LLC] valued at $[            ].

GLASS-STEAGALL ACT

In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the “Board”) issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the “Holding Company Act”) or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

Sterling Capital believes that it possesses the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and described in the Prospectuses and this SAI and has so represented in the Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Sterling Capital from continuing to perform such services for the Funds. Depending upon the nature of any changes in the services which could be provided by Sterling Capital, the Board of Trustees of the Funds would review the Funds’ relationship with Sterling Capital and consider taking all action necessary in the circumstances.

Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of Sterling Capital or its affiliated and correspondent banks (the “Banks”) in connection with customer’s purchases of Shares of a Fund, the Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Funds’ method of operations would affect its NAV per Share or result in financial losses to any customer.

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ADMINISTRATOR

Sterling Capital, 434 Fayetteville Street, Fifth Floor, Raleigh, North Carolina 27601, serves as the Administrator (the “Administrator”) to each Fund pursuant to an Administration Agreement effective October 1, 2010, as amended. Prior to October 1, 2010, BB&T Asset Management served as the Administrator pursuant to the Management and Administration Agreement dated April 23, 2007, as amended.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Funds, to maintain the Funds’ financial accounts and records, and to furnish the Funds statistical and research data and certain bookkeeping services, and certain other services required by the Funds. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Funds’ operations (other than those performed by Sterling Capital under the Advisory Agreement and those performed by U.S. Bank National Association under their custodial services agreements with the Funds, and those performed by BNY Mellon Investment Servicing under its transfer agency and blue sky service and fund accounting agreements with the Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

[Under the Administration Agreement for expenses assumed and services provided as administrator, the Administrator receives a fee from each series of the Sterling Capital Funds that is calculated based upon each series of the Sterling Capital Funds' (except the Funds of Funds’) average net assets as well as the average net assets of the remaining series of Sterling Capital Funds (except the Funds of Funds) and the average net assets of Sterling Capital Variable Insurance Funds (except the Sterling Capital Strategic Allocation Equity VIF). The fee shall be calculated at an annual rate of eleven one-hundredths of one percent (0.1075%), applicable to the first $3.5 billion of average net assets, at an annual rate of seven-and-one-half one-hundredths of one percent (0.075%) of the next $1 billion of average net assets, at the annual rate of six one-hundredths of one percent (0.06%) of the next $1.5 billion of average net assets, and at the annual rate of four one-hundredths of one percent (0.04%) of average net assets in excess of $6 billion. The fee shall be computed daily and paid monthly. No asset-based fee will be applied to the Funds of Funds. In addition to paying the Administrator the fees set forth in the Administration Agreement, the Fund shall also reimburse the Administrator for its reasonable out-of-pocket expenses, including but not limited to the travel and lodging expenses incurred by officers and employees of the Administrator in connection with attendance at Board meetings.]

Alternatively, the Funds may pay a fee as may from time to time be agreed upon in writing by Sterling Capital Funds and the Administrator. A fee agreed to in writing from time to time by the Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund’s expenses and increase the net income of such Fund during the period when such lower fee is in effect.

For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees (“Paid” indicates gross administration fees and “Waived” are fees waived from gross administration fees and/or reimbursed directly to the Fund):

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FISCAL YEAR ENDED

	SEPTEMBER 30, 2012			SEPTEMBER 30, 2011		SEPTEMBER 30, 2010
	PAID		ADDITIONAL AMOUNT WAIVED	PAID	ADDITIONAL AMOUNT WAIVED	PAID	ADDITIONAL AMOUNT WAIVED
Select Equity Fund	$	[ ]	[—]	$230,847	—	$221,232	—
Mid Value Fund	$	[ ]	[—]	$387,807	—	291,405	—
Small Value Fund	$	[ ]	[—]	$84,056	—	55,348	—
Special Opportunities Fund	$	[ ]	[—]	$668,637	—	550,174	—
Equity Income Fund	$	[ ]	[—]	$670,217	—	410,619	—
Ultra Short Bond Fund(1)		—	—	—	—	—	—
Short-Term Bond Fund	$	[ ]	[—]	$66,146	—	74,492	—
Intermediate U.S. Government Fund	$	[ ]	[—]	$191,081	—	211,384	—
Total Return Bond Fund	$	[ ]	[—]	$433,914	—	400,745	—
Corporate Fund(2)	$	[ ]	[—]	$3,372	$0	—	—
Securitized Opportunities Fund(2)	$	[ ]	[—]	$3,789	$0	—	—
Kentucky Intermediate Tax-Free Fund	$	[ ]	[—]	$23,489	—	22,813	—
Maryland Intermediate Tax-Free Fund	$	[ ]	[—]	$37,080	—	35,413	—
North Carolina Intermediate Tax-Free Fund	$	[ ]	[—]	$208,741	—	181,455	—
South Carolina Intermediate Tax-Free Fund	$	[ ]	[—]	$52,243	—	37,112	—
Virginia Intermediate Tax-Free Fund	$	[ ]	[—]	$116,635	—	103,704	—
West Virginia Intermediate Tax-Free Fund	$	[ ]	[—]	$105,219	—	93,311	—
Strategic Allocation Conservative Fund		[—]	[—]	—	—	—	—
Strategic Allocation Balanced Fund		[—]	[—]	—	—	—	—
Strategic Allocation Growth Fund		[—]	[—]	—	—	—	—
Strategic Allocation Equity Fund		[—]	[—]	—	—	—	—

(1)	Commenced operations on November [ ], 2012.
(2)	Commenced operations on June 29, 2011.

The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue for a period of three years (the “Initial Term”). Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms (the “Renewal Terms”), unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the Initial Term or the then-current Renewal Term. The Administration Agreement is also terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement or for cause (as defined in the Administration Agreement) on not less than 60 days written notice by the party alleging cause.

The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder, except as otherwise provided by applicable law.

SUB-ADMINISTRATOR

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-administrator to the Funds pursuant to a Sub-Administration Services Agreement dated December 18, 2006, as amended, and effective with respect to the Funds as of April 30, 2007 (the “Sub-Administration Agreement”). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator's duties, for which BNY Mellon Investment Servicing receives a fee, paid by the Administrator, that is calculated based upon each portfolio of the Funds’ average net assets as well as the average net assets of the Sterling Capital Variable Insurance Funds. The fee shall be calculated at the annual rate of 0.0370% applicable to the first $3.5 billion of average net assets, at the annual rate of 0.0240% applicable to the next $1 billion of average net assets, at the annual rate of 0.019% applicable to the next $1.5 billion of average net assets, and at the annual rate of 0.01% applicable to net assets in excess of $6 billion.

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UNDERWRITER

Sterling Capital Distributors, LLC, 400 Berwyn Park, 899 Cassatt Rd., Berwyn, PA 19312, serves as principal underwriter to each Fund pursuant to an Amended and Restated Underwriting Agreement effective as of [April 1, 2012] that incorporates by reference the terms of an underwriting agreement between the Distributor and the Funds dated [July 1, 2010] (the “Underwriting Agreement”). The Underwriting Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the Funds’ Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Underwriting Agreement, and (ii) by the vote of a majority of the Trustees of the Funds who are not parties to such Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to such Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

Under the Underwriting Agreement the Distributor receives payment from the Funds for distribution activities permitted and authorized under the Distribution Plan adopted by the Funds. Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class R Shares of each Fund, twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund, one percent (1.00%) of the average daily net assets of Class B Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The Adviser may also compensate the Distributor for services provided to the Funds under the Underwriting Agreement that either (i) are not authorized under the Distribution Plan or (ii) represent amounts incurred in excess of the fee payable under the Distribution Plan.

For the fiscal years ended September 30, 2012, 2011 and 2010, Sterling Capital Distributors, LLC, the Funds’ underwriter, received the following fees with respect to the Class A, Class B, Class C and Class R Shares from the following Funds (“Paid” indicates gross fees and “Waived” are fees waived from gross fees and/or reimbursed directly to the Fund):

2012

FUND	A CLASS				B CLASS				C CLASS				R CLASS
	PAID		WAIVED		PAID		WAIVED		PAID		WAIVED		PAID		WAIVED
Select Equity Fund	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Mid Value Fund		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Small Value Fund*		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Special Opportunities Fund		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Equity Income Fund		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Ultra Short Bond Fund**		—		—		—		—		—		—		—		—
Short-Term Bond Fund***		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Intermediate U.S. Government Fund		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Total Return Bond Fund		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Kentucky Intermediate Tax-Free Fund***		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Maryland Intermediate Tax-Free Fund***		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
North Carolina Intermediate Tax-Free Fund***		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
South Carolina Intermediate Tax-Free Fund***		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Virginia Intermediate Tax-Free Fund***		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
West Virginia Intermediate Tax-Free Fund***		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Strategic Allocation Conservative Fund		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

92

Strategic Allocation Balanced Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Strategic Allocation Growth Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Strategic Allocation Equity Fund	[	]	[	]	[	]	[	]	[	]	[	]	[	]	[	]

2011

FUND	A CLASS		B CLASS		C CLASS		R CLASS
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund	$150,650	$75,325	$28,451	—	$1,952	—	N/A	N/A
Mid Value Fund	53,799	—	37,112	—	4,842	—	—	—
Small Value Fund*	35,652	17,826	9,112	—	844	—	N/A	N/A
Special Opportunities Fund	1,138,590	569,295	228,854	—	828,373	—	$392	—
Equity Income Fund	988,823	494,411	141,166	—	919,786	—	769	—
Short-Term Bond Fund***	39,690	19,845	—	—	—	—	N/A	N/A
Intermediate U.S. Government Fund	66,596	33,298	20,351	—	5,777	—	N/A	N/A
Total Return Bond Fund	165,547	82,773	42,706	—	27,416	—	36	—
Kentucky Intermediate Tax-Free Fund***	41,328	20,664	—	—	—	—	N/A	N/A
Maryland Intermediate Tax-Free Fund***	50,659	25,330	—	—	—	—	N/A	N/A
North Carolina Intermediate Tax-Free Fund***	246,931	123,465	—	—	—	—	N/A	N/A
South Carolina Intermediate Tax-Free Fund***	77,555	38,778	—	—	—	—	N/A	N/A
Virginia Intermediate Tax-Free Fund***	184,292	92,146	—	—	—	—	N/A	N/A
West Virginia Intermediate Tax-Free Fund***	75,838	—	—	—	—	—	N/A	N/A
Strategic Allocation Conservative Fund	43,329	21,665	22,958	—	1,537	—	N/A	N/A
Strategic Allocation Balanced Fund	137,793	68,896	89,104	—	2,994	—	N/A	N/A
Strategic Allocation Growth Fund	93,988	46,994	76,963	—	2,083	—	N/A	N/A
Strategic Allocation Equity Fund	28,301	14,151	36,330	—	240	—	N/A	N/A

2010

FUND	A CLASS		B CLASS		C CLASS		R CLASS
	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED	PAID	WAIVED
Select Equity Fund	$146,949	$73,474	$39,075	—	$1,050	—	N/A	N/A
Mid Value Fund	39,075	—	39,069	—	3,437	—	—	—
Small Value Fund*	16,762	8,381	6,634	—	237	—	N/A	N/A
Special Opportunities Fund	959,445	479,723	237,107	—	670,734	—	—	—
Equity Income Fund	600,256	300,128	139,137	—	539,211	—	—	—
Short-Term Bond Fund	31,986	15,993	—	—	—	—	N/A	N/A
Intermediate U.S. Government Fund	62,158	31,079	30,338	—	4,405	—	N/A	N/A

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Total Return Bond Fund	111,441	55,720	50,092	—	11,133	—	$54	—
Kentucky Intermediate Tax-Free Fund	39,008	19,504	—	—	—	—	N/A	N/A
Maryland Intermediate Tax-Free Fund	49,247	24,623	—	—	—	—	N/A	N/A
North Carolina Intermediate Tax-Free Fund	189,074	94,537	—	—	—	—	N/A	N/A
South Carolina Intermediate Tax-Free Fund	62,043	31,021	—	—	—	—	N/A	N/A
Virginia Intermediate Tax-Free Fund	131,565	65,782	—	—	—	—	N/A	N/A
West Virginia Intermediate Tax-Free Fund	59,053	—	—	—	—	—	N/A	N/A
Strategic Allocation Conservative Fund	33,244	16,622	26,972	—	1,199	—	N/A	N/A
Strategic Allocation Balanced Fund	125,925	62,963	107,903	—	1,205	—	N/A	N/A
Strategic Allocation Growth Fund	85,778	42,889	90,181	—	1,306	—	N/A	N/A
Strategic Allocation Equity Fund	23,904	11,952	39,197	—	120	—	N/A	N/A

*	Class R Shares of the Funds and Class A, B and C Shares of the Small Value Fund commenced operations on February 1, 2010.
**	The Fund commenced operations on November [_], 2012.
***	Class C Shares commenced operations on February 1, 2012.

The Distribution Plan was initially approved on August 18, 1992 by the Fund’s Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the “Independent Trustees”). The Distribution Plan provides for fees only upon the Class A, Class B, Class C, and Class R Shares of each Fund.

In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C, or Class R Shares of that Fund. The Distribution Plan may be amended by vote of the Fund’s Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund’s Class A, Class B, Class C, and Class R Shares. Sterling Capital Funds’ Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund’s Class A, Class B, Class C, and Class R Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor’s affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a “Servicing Agreement”) between the Distributor and a Participating Organization. A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund’s Class A, Class B, Class C, and Class R Shares to the Participating Organization’s customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization’s customers owning a Fund’s Class A, Class B, Class C, and Class R Shares.

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The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor’s actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor’s actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

The Distribution Plan also contains a so-called “defensive” provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

EXPENSES

Sterling Capital bears all expenses in connection with the performance of its services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees and Officers of the Funds, SEC fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund’s existence, costs and expenses of shareholders’ and Trustees’ reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B, Class C, Class R and Institutional Class of a Fund on the basis of the relative NAV of each class. At present, the only expenses that will be borne solely by Class A, Class B, Class C and Class R Shares, other than in accordance with the relative NAV of the class, are expenses under the Distribution Plan which relate only to the Class A, Class B, Class C, and Class R Shares.

CUSTODIAN

U.S. Bank, National Association, 425 Walnut Street, M.L. CN-OH-W6TC, Cincinnati, OH 45202, serves as the Custodian to the Funds.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

BNY Mellon Investment Servicing, 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as transfer agent to the Funds pursuant to a Transfer Agency and Blue Sky Services Agreement. BNY Mellon Investment Servicing receives a fee based on the type of services provided to the Fund as agreed upon by the Funds and BNY Mellon Investment Servicing.

BNY Mellon Investment Servicing also provides fund accounting services to the Funds pursuant to a Fund Accounting Agreement. For its services, BNY Mellon Investment Servicing receives a fee from the Fund at the annual rate of 0.0075% of such Fund’s average daily net assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[            ] has been selected as the independent registered public accounting firm. [            ]’s address is [            ].

LEGAL COUNSEL

Ropes & Gray LLP, One Prudential Tower, 800 Boylston Street, Boston, MA 01299-3600, is counsel to the Funds.

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ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

Sterling Capital Funds was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name “Shelf Registration Trust IV.” A copy of Sterling Capital Funds’ Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, (the “Declaration of Trust”) is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. Sterling Capital Funds presently has twenty-two series of Shares offered to the public which represent interests in the Ultra Short Bond Fund, Select Equity Fund, Mid Value Fund, Small Value Fund, Special Opportunities Fund, Equity Income Fund, Short-Term Bond Fund, Intermediate U.S. Government Fund, Total Return Bond Fund, Corporate Fund, Securitized Opportunities Fund, Kentucky Intermediate Tax-Free Fund, Maryland Intermediate Tax-Free Fund, North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, West Virginia Intermediate Tax-Free Fund, Strategic Allocation Conservative Fund, Strategic Allocation Balanced Fund, Strategic Allocation Growth Fund, Strategic Allocation Equity Fund, Equity Index Fund (has a separate prospectus and SAI), (has a separate prospectus and SAI), respectively. The Funds’ Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of Sterling Capital Funds into one or more additional series.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Funds’ Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Sterling Capital Fund which are available for distribution.

Shares of the Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and (iii) only the holders of Class A, Class B and Class C Shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class.

As used in this SAI, a “vote of a majority of the outstanding Shares” of the Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of Sterling Capital Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of Sterling Capital Funds or such Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Funds. However, the Funds’ Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund’s property for all loss and expense of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the Funds shall be personally liable in connection with the administration or preservation of the assets of the Funds or the conduct of the Funds’ business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the Funds shall look solely to the assets of the Funds for payment.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted its own policies and procedures governing when information regarding portfolio holdings may be made available to third parties. No earlier than ten calendar days after the end of a quarter, the Funds will make public on the Funds’ Web site a complete schedule of each Fund’s holdings. Such information will be current as of the end of the most recent calendar quarter and will be available on the Funds’ Web site until updated for the next applicable period.

In addition, portfolio holdings information may be made available to third parties in the following circumstances:

– After it has been made public on the Funds’ Web site or through a filing with the SEC;

– In marketing or other materials, provided that the information regarding portfolio holdings disclosed in the materials are at least fifteen (15) days old; or

– When (i) the Funds have a legitimate business purpose for doing so; (ii) the disclosure is in the best interests of the Funds and their shareholders3; and (iii) the recipients are subject to a confidentiality agreement, including a duty not to trade on the non-public information, or the Funds’ Chief Executive Officer or Chief Financial Officer have determined that the policies of the recipient are adequate to protect the information that is disclosed and the entity is subject to a duty of confidentiality under the federal securities laws. Such disclosures shall be authorized by the Funds’ Chief Executive Officer or Chief Financial Officer and shall be reported to the Boards of Trustees at their next scheduled meeting.

Disclosure to the Funds’ Service Providers

The Funds may provide information to their service providers regarding the Funds' portfolio holdings that have not been disclosed on the Trust's Web site or included in a filing with the SEC where relevant to duties to be performed for the Funds. Such service providers include, but are not limited to, fund accountants, administrators, sub-administrators, investment advisers, rating agencies, custodians, proxy voting service providers, independent public accountants and attorneys. The Funds' service providers are prohibited, by explicit agreement or by virtue of their duties to the Funds, from disclosing to other third parties material non-public information about the Funds’ portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. In instances in which non-public information is disclosed to third parties, the entity receiving the non-public information is subject to a duty of confidentiality under the federal securities laws, including a duty not to trade on the non-public information.

Specific instances in which selective disclosure may be appropriate include, without limitation, disclosure to the Trustees of or service providers to the Funds who have a reasonable need of that information to perform their services for the Funds, including, but not limited to, the Adviser/Administrator; M2 Marketing; Ropes & Gray LLP, attorneys for the Funds, and other attorneys for the Funds who may provide services from time to time; [            ], the Funds’ independent registered public accounting firm; U.S. Bank, N.A., the Funds’ custodian; BNY Mellon Investment Servicing , the Funds’ transfer agent, fund accountant and sub-administrator; Broadridge, the Funds’ proxy voting service provider; and R.R. Donnelley & Sons Company, the Funds’ financial printer.

Other than the arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. In no event shall such information be disclosed for compensation.

Disclosure to Certain Broker-Dealers

Nonpublic information regarding portfolio holdings of the Tax-Free Bond Funds may be provided to certain broker-dealers. Such information (i) must be at least fifteen (15) days old at the time it is disclosed to the broker-dealer; (ii) may only be disclosed to the broker-dealer in connection with the investment activities of the Funds; and (iii) may only be disclosed to the broker-dealer after the Funds’ Chief Executive Officer or Chief Financial Officer has determined that the broker-dealer will not misuse the disclosed information.

Other than the arrangements discussed above, the Funds do not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person. In no event shall portfolio holdings information be disclosed for compensation.

[3]

In determining whether disclosure is in the best interests of the Funds and their shareholders, the Funds' Chief Executive Officer or Chief Financial Officer shall consider whether any potential conflicts exist between the interests of Fund shareholders, on the one hand, and those of the Funds' investment adviser, or its principal underwriter, on the other.

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MISCELLANEOUS

Sterling Capital Funds may include information in its Annual Reports and Semi-Annual Reports to shareholders that (1) describes general economic trends, (2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within Sterling Capital Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform shareholders of the activities of Sterling Capital Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or Sterling Capital Funds officers regarding expected trends and strategies.

Sterling Capital Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of the Funds.

The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund’s outstanding shares as of January [__], 2013:

FUND/CLASS	PERCENT OF THE CLASS TOTAL ASSETS HELD BY THE SHAREHOLDER
TBD	TBD

As of January [            ], 2013, Branch Banking & Trust Company and its affiliates possessed, on behalf of its underlying accounts, voting or investment power with respect to the following Funds in the following amounts: [            ]% of the Intermediate U.S. Government Fund, [            ]% of the North Carolina Intermediate Tax-Free Fund, [            ]% of the Virginia Intermediate Tax-Free Fund, [            ]% of the South Carolina Intermediate Tax-Free Fund, [            ]% of the Total Return Bond Fund, [            ]% of the West Virginia Intermediate Tax-Free Bond Fund, [            ]% of the Kentucky Intermediate Tax-Free Bond Fund, [            ]% of the Maryland Intermediate Tax-Free Fund, [            ]% of the Select Equity Fund, [            ]% of the Strategic Allocation Conservative Fund, [            ]% of the Strategic Allocation Balanced Fund, [            ]% of the Strategic Allocation Growth Fund, [            ]% of the Strategic Allocation Equity Fund, [            ]% of the Mid Value Fund, [            ]% of the Special Opportunities Fund, [            ]% of the Short-Term Bond Fund, [            ]% of the Equity Income Fund and [            ]% of the Small Value Fund. As a result, BB&T may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

The Prospectuses of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

FINANCIAL STATEMENTS

Audited Financial Statements as of September 30, 2012 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 2011, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the SEC. A copy of the Annual Report and the Funds’ latest Semi-Annual Report may be obtained without charge by contacting Sterling Capital Funds at P.O. Box 9762, Providence, Rhode Island 02940-9762 or by telephoning toll-free at 1-800-228-1872.

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APPENDIX A

The nationally recognized statistical rating organizations (individually, an “NRSRO”) that may be utilized by the Funds with regard to portfolio investments for the Funds include, but are not limited to, Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”), Fitch, Inc. (“Fitch”), Dominion Bond Ratings Services (“DBRS”), Japan Credit Rating Agency, Ltd. (“JCR”), A.M. Best Company, Inc. (“Best’s”), and Rating and Investment Information, Inc. (“R&I”). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO’s ratings are as of the date of this SAI, and may subsequently change.

LONG—TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the six highest long-term obligation ratings by Moody’s (Moody’s applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security’s ranking within the category. The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.):

Aaa	Bonds which are rated “Aaa” are judged to be of the highest quality with minimal credit risk.

Aa	Bonds which are rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A	Bonds which are rated “A” are considered upper-medium-grade obligations and are subject to very low credit risk.

Baa	Bonds which are rated “Baa” are subject to moderate credit risk. They are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured) and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Description of the six highest long-term issue credit ratings by S&P (S&P may apply a plus (+) or minus (-) sign to a particular rating classification to show relative standing within that classification.):

AAA	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated “AA” differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

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Description of the six highest international long-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” rating category.):

AAA	Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	Very high credit quality. “AA” ratings denote expectation of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	Good credit quality. “BBB” ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB	Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Highly speculative.

•

For issuers and performing obligations, 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of 'RR1' (outstanding).

Description of the six highest long-term debt rating categories by DBRS (“High” and “low” grades are used to indicate the relative standing of a credit within a particular rating category. The lack of one of these designations indicates a rating which is essentially in the middle of the category. “High” and “low” grades are not used for the AAA category.):

AAA	Long-term debt rated “AAA” is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present that would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a credible track record of superior performance. Given the extremely high standards that DBRS has set for this category, few entities are able to achieve an “AAA” rating.

AA	Long-term debt rated “AA” is of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from long-term debt rated “AAA” only to a small degree. Given the extremely restrictive definitions which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

A	Long-term debt rated “A” is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of “AA” rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated companies.

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BBB	Long-term debt rated “BBB” is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

BB	Long-term debt rated BB is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

B	Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

Description of the six highest long-term debt ratings by JCR (A plus (+) or minus (-) sign may be added to certain rating symbols (including “AA” and “A”) to indicate relative standing within each of those rating categories.):

AAA	The highest level of capacity of the obligor to honor its financial commitment on the obligation.

AA	A very high level of capacity to honor the financial commitment on the obligation.

A	A high level of capacity to honor the financial commitment on the obligation.

BBB	An adequate level of capacity to honor the financial commitment on the obligation. However, this capacity is more likely to diminish in the future than in the cases of the higher rating categories.

BB	Although the level of capacity to honor the financial commitment on the obligation is not considered problematic at present, this capacity may not persist in the future.

B	A low level of capacity to honor the financial commitment on the obligation, having cause for concern.

Description of the six highest long-term debt ratings by Best’s (Certain ratings (including “aa” and “a”) may be enhanced with a plus (+) or minus (-) sign to indicate whether credit quality is near the top or bottom of a category. A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company's rating opinion is under review and may be subject to near-term change. Ratings prefixed with an (“i”) denote indicative ratings. Issuer Credit Ratings may also be assigned a Public Data modifier (“pd”) which indicates that a company does not subscribe to Best's interactive rating process ):

aaa	Exceptional. Assigned to issues, where the issuer has, in Best’s opinion, an exceptional ability to meet the terms of the obligation.

aa	Very Strong. Assigned to issues, where the issuer has, in Best’s opinion, a very strong ability to meet the terms of obligation.

a	Strong. Assigned to issues, where the issuer has, in Best’s opinion, a strong ability to meet the terms of the obligation.

bbb	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to meet the terms of the obligation; however, the issue is more susceptible to changes in economic or other conditions.

bb	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.

b	Very speculative. Assigned to issues, where the issuer has, in Best’s opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

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Description of the six highest long-term debt ratings by R&I (Plus (+) and minus (-) signs may be added to ratings symbols within a range from AA to CCC (which is not shown below) to indicate their relative standing within each category):

AAA	The highest credit quality. It is also accompanied by many other excellent factors.

AA	The credit quality is very high. It is also accompanied by excellent factors.

A	The credit quality is high. It is also accompanied by some excellent factors.

BBB	The credit quality is satisfactory, but there are factors that may be vulnerable to environmental changes.

BB	No urgent problem in the credit quality, but there are factors that are vulnerable to environmental changes and require full attention.

B	The credit quality has some problems, and there are factors that require a constant attention.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody’s description of its short-term debt ratings:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay of short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P’s description of its six highest short-term issue credit ratings:

A-1	A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated “'B” is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2”, and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

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Description of the six highest international short-term credit ratings by Fitch (Fitch may apply a plus (+) or minus (-) sign to a rating to denote relative status within major rating categories. Such suffixes are not added to short-term ratings other than “F1”.):

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.

DBRS’ description of its six highest short-term debt ratings:

R-1	(high) Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

R-1	(middle) Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from R-1 (high) credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

R-1	(low) Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

R-2	(high) Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt and profitability ratios is not as strong as credits rated in the “R-1 (low)” category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

R-2	(middle) Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

R-2	(low) Short-term debt rated R-2 (low) is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an R-2 (middle) credit. However, R-2 (low) ratings still display a level of credit strength that allows for a higher rating than the R-3 category, with this distinction often reflecting the issuer's liquidity profile.

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JCR’s description of its short-term debt ratings:

J-1	The highest level of capacity of the obligor to honor its short-term financial commitment on the obligation. Within this rating category, obligations for which the capacity is particularly high are indicated by the symbol “J-1+.”

J-2	The high level of capacity to honor the short-term financial commitment on the obligation, but slightly less than for category “J-1.”

J-3	An adequate level of capacity of the obligor to honor the short-term financial commitment on the obligation, but susceptible to adverse changes in circumstances.

NJ	The capacity of the obligor to honor the short-term financial commitment on the obligation is less than for the upper-ranking categories.

D	In default.

Best’s description of its six highest short-term debt ratings (A rating can also be assigned an Under Reviewer modifier (“u”) that generally is event-driven and indicates that the company's rating opinion is under review and Best's Rating may be subject to near-term change. Ratings prefixed with an “i” denote indicative ratings.):

AMB-1+	Strongest. Assigned to issuers, where the issuer has, in Best’s opinion, the strongest ability to repay short-term debt obligations.

AMB-1	Outstanding. Assigned to issuers, where the issuer has, in Best’s opinion, an outstanding ability to repay short-term debt obligations.

AMB-2	Satisfactory. Assigned to issuers, where the issuer has, in Best’s opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3	Adequate. Assigned to issues, where the issuer has, in Best’s opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4	Speculative. Assigned to issues, where the issuer has, in Best’s opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d	In Default. In default on payment of principal, interest, or other terms and conditions. The rating is also utilized when a bankruptcy petition, or similar action, has been filed.

R&I’s description of its short-term debt ratings (The plus sign (+) may be added to ratings in the “a-1” rating to indicate an especially high degree of certainty regarding the repayment of short-term financial obligations):

a-1	A superior degree of certainty regarding the repayment of short-term financial obligation.

a-2	A strong degree of certainty regarding the repayment of short-term financial obligation, but there are some vulnerable factors compared to the rating of the upper grade.

a-3	An adequate degree of certainty regarding the repayment of short-term financial obligation, but there are factors that are vulnerable to environmental changes.

b	The degree of certainty regarding the repayment of short-term financial obligation is not equal to “a-rated” obligations, and there are concerning factors over the repayment.

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c	The lowest rating. The repayment of short-term financial obligation is in default, or the possibility of default is extremely high.

SHORT-TERM LOAN/MUNICIPAL NOTE RATINGS

Moody’s description of its two highest short-term loan/municipal note ratings:

MIG1/VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

The following proxy voting policies and procedures are applicable to each Fund:

STERLING CAPITAL MANAGEMENT COMPLIANCE MANUAL	Section X Rev. 2/2007; 11/2007; 02/2008; 1/2009; 3/3/2010; 8/18/2010; 1/19/2011; 7/2011, 1/2012

PROXY VOTING BY INVESTMENT ADVISERS, Rule 206(4)-6

SUMMARY OF REQUIREMENTS

On January 31, 2003, the U.S. Securities and Exchange Commission adopted a new rule and rule amendments under the Investment Advisers Act of 1940 that address an investment adviser’s fiduciary obligation to its clients when the advisor has authority to vote their proxies.

Proxy Voting Policies and Procedures

Under Rule 206(4)-6, each registered adviser that exercises proxy voting authority over client securities is required to:

•

Adopt and implement written policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of its clients. The procedures must describe how the adviser addresses material conflicts that may arise between the interests of the adviser and its clients.

•	Disclose to clients how they may obtain information from the adviser about how the adviser voted their proxies; and

•	Describe their proxy voting policies and procedures to clients (on Form ADV or elsewhere) and, upon request, furnish a copy of the policies and procedures to the requesting client.

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Recordkeeping—Rule 206(4)-6 and Rule 204-2 (The following documents must be maintained.)

•	The proxy voting policies and procedures.

•	Copies of proxy statements the adviser received for client securities. An adviser also can rely on the SEC’s EDGAR system to obtain a copy of the proxy.

•	A record of each vote the adviser cast on behalf of a client.

•	A copy of any document the adviser created that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision.

•

A copy of each written client request for information on how the adviser voted proxies on behalf of the client, and a copy of any written response by the adviser to any (written or oral) client request for that information on behalf of the requesting client.

•	Proxy voting books and records should be maintained in an easily accessible place for a period of five years, the first two years in an appropriate office of the adviser.

Mutual funds and other registered management investment companies are required to disclose each year how they vote proxies relating to portfolio securities they hold. No later than August 31st of each year, a mutual fund must file with the SEC a report known as Form N-PX, containing the fund’s proxy voting record for the most recent 12-month period ended June 30th. The proxy rules are contained in the SEC release available at http://www.sec.gov/rules/final/ia-2106.htm.

I. PROXY VOTING PROCEDURES

A. New Account Information

The Senior Client Service Coordinator directs “new client” setup and communicates client instructions with the OPS/Proxy Administrator. The Coordinator delegates and oversees the delivery of the ADV Part 2 which describes Sterling’s proxy policies and procedures, and how to obtain information on how Sterling voted the clients’ proxies, as well as an offer to clients to provide the proxy policies and procedures upon written request.

B. Instructions to Bank/Broker Custodians

The Wrap Trader is responsible for setting up ProxyEdge for the wrap accounts and the OPS/Portfolio Administrator is responsible for the non-wrap portfolios. The custodian bank/broker is notified that all proxy voting materials should be forwarded to Sterling upon receipt unless client has other instructions. This notification typically occurs at the time the account is opened at the custodian.

C. Administrative Responsibilities for Proxy Voting

The Operation Manager delegates and oversees the proxy voting process to a person or pool of persons, known as Proxy Administrators, who in turn process and vote all proxies. Proxy materials are forwarded to Sterling’s third party proxy service provider, Broadridge. The Proxy Administrator is responsible for checking with Broadridge for upcoming votes. The Operation Manager has ultimate responsibility for overseeing the processing and recordkeeping of the proxy voting.

(1)	Upon notification of an upcoming vote, the Proxy Administrator will create a file with the Portfolio Company name and meeting date on the tab. All proxies and related materials for this particular Portfolio Company will then be placed in this file until ready to be voted on.

(2)	The Proxy Administrator will look to see if the Portfolio Company is listed on the “Business Relationship List,” which is a listing of all companies with whom Sterling has a client or supplier relationship. (The firm’s Controller maintains the relationship list.) If the Portfolio Company is not listed on the Business Relationship List, then steps (3)-(8) below in this Section C are to be executed. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in Section D (Treatment of Sterling’s Conflicts of Interest) and steps (3)-(8) below in this Section C will not be executed.

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The Proxy Administrator will then forward a copy of the proxy and an annual report to the appropriate member of the Proxy Committee for instructions, with a request to return by a specific date, along with the “Broadridge Proxy Ballot” to indicate votes. It will continue to be the Proxy Administrator’s responsibility to make sure all proxies are voted on time.

(3)	When the Proxy Committee member completes his/her review of the proxy statement, he/she will complete a “Broadridge Proxy Ballot” which instructs how to vote and briefly identifies reasons for voting against management, if applicable. This ballot will be given to the Proxy Administrator who will then vote the proxy.

(4)	Each proxy is then cross-referenced by the Proxy Administrator to make sure the shares we are voting on are the actual shares we own for that client.

(5)	All proxies received from the same company for all clients will be voted as the original without review by the Proxy Committee member unless specific client circumstances require otherwise.

(6)	After the proxy is voted, all Proxy Instruction Forms will be maintained in a separate file.

(7)	The Compliance Officer (or a designee) will review the voting records and verify that shares owned are voted.

(8)	Copies of each proxy are kept in the above mentioned folder along with a copy of the annual report, the Broadridge Proxy Ballot, and other notes related to each company vote.

Annual Form N-PX filings informing fund shareholders how Sterling voted proxies of the shareholder’s fund(s) for the 12-month period ended June 30th are filed with the SEC no later than August 31st of each year.

D. Treatment of Sterling’s Conflicts of Interest

Occasionally, Sterling may have a material business relationship with a Portfolio Company that could create a conflict of interest with respect to the voting of a proxy for such Portfolio Company. The following procedures are designed to relinquish the proxy voting responsibility to our clients in the event that such potential conflicts of interest arise in a particular proxy vote.

(1)	As noted in Section C (Administrative Responsibilities for Proxy Voting), upon receipt of proxy materials, the Proxy Administrator will determine if the Portfolio Company is listed on the Business Relationship List. If the Portfolio Company is listed on the Business Relationship List, then the Proxy Administrator will execute the process provided in steps (2)-(4) below in this Section D.

(2)	After determining that a Portfolio Company is listed on the Business Relationship List, the Proxy Administrator will give the proxy materials to the designated Equity Analyst who will determine if the proxy should be voted by our clients. If (1) the relationship is not material or (2) if the issue to be voted on is not a “case-by-case” issue then the Equity Analyst will return the proxy materials to the Proxy Administrator, who will then follow the normal proxy voting procedures in Section C (Administrative Responsibilities for Proxy Voting), steps (3)-(8).

(3)	If (1) the relationship is material and (2) if the issue to be voted on is a “case-by-case” issue as provided in Part III of this document (Proxy Voting Guidelines), then the Equity Analyst will return the proxy materials to the Proxy Administrator, who will then mail the proxy ballot to each client, along with a cover letter explaining the conflict of interest situation. The client will then vote its own proxy ballot and Sterling will not have any involvement in the voting of that ballot. The Proxy Administrator will make an entry in the proxy voting database that indicates that the particular proxy ballot in question was voted by the client due to a conflict of interest with a Sterling business relationship.

(4)	For purposes of determining materiality, a relationship is “material” if it represents at least 1% of Sterling’s revenues in the case of a client relationship and at least 1% of Sterling’s expenses in the case of a supplier relationship.

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E. Treatment of Personal Conflicts of Interest

From time to time, individuals on the Proxy Committee may have personal relationships with people connected to the Portfolio Company, including (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. Such relationships could create a conflict of interest with respect to the voting of a proxy. The following procedures are designed to hand over the proxy voting responsibility to a different member of the Proxy Committee in the event that such conflicts of interest arise in a particular proxy vote.

(1)	Upon receiving proxy materials from the Proxy Administrator, the member of the Proxy Committee who receives such materials shall determine whether a personal relationship exists between such member and the following people connected with the Portfolio Company: (a) individual members of the board of directors, (b) candidates for the board of directors, (c) proponents of proxy proposals, and (d) participants in proxy contests. In the event that such a personal relationship exists, the Proxy Committee member will return the proxy materials to the designated Equity Analyst who will deliver the materials to a different Proxy Committee member for voting.

II. THE PROXY COMMITTEE

The Proxy Committee has ultimate responsibility and oversight of Sterling’s proxy policies and procedures. The Committee has delegated the responsibility of overseeing the proxy voting process and recordkeeping to the Operations Manager. The firm’s Controller is responsible for maintaining the Business Relationship List. Sterling’s proxy voting guidelines are reviewed at least annually by the Proxy Committee.

III. PROXY VOTING GUIDELINES

Sterling votes proxies for securities that are traded on U.S. Exchanges. Sterling has adopted and implemented written proxy policies and procedures reasonably designed to ensure that proxies are voted solely in the interests of plan participants and beneficiaries and for the exclusive purpose of providing economic benefits to them. The policy includes procedures to resolve material conflicts of interests that may arise between Sterling and its clients. The voting guidelines provide a general framework for voting recurring proposals while unique proposals are reviewed case-by-case. In general, Sterling votes “for” those proposals that more closely link the fortunes of employees and management to the performance of the corporation’s stock and/or aid in accountability to shareholders. Proxy proposals that serve to entrench management or reduce management’s accountability to shareholders are typically voted “against”. Clients may obtain a copy of Sterling’s proxy policies and procedures and/or a report summarizing how the client’s securities were voted by contacting Chief Compliance Officer, Clint Ward at scmcompliance@sterling-capital.com

Sterling’s Proxy Committee adopted Glass Lewis Proxy Guidelines, effective 1/1/2011. The Guidelines assist the members of the Sterling’s Proxy Committee in evaluating relevant facts and circumstances which will enable Sterling to vote in a manner consistent with its fiduciary responsibility.

PROXY VOTING FOR STERLING’S QUANTITATIVE PORTFOLIOS

Sterling manages its quantitative portfolios utilizing models that hold approximately 300-400 securities. Due the size of the assets, Sterling considers the proxy votes for the securities held in these portfolios to be of de minimus value. Given the cost in voting proxies for such a large number of holdings, Sterling believes the cost of voting these proxies outweighs any benefit or value that could be derived from voting. Therefore, Sterling does not vote proxies for securities held in the quantitative portfolios.

PROXY VOTING FOR LEGACY BB&T ASSET MANAGEMNT ACCOUNTS

Sterling will continue to delegate proxy voting services to Institutional Shareholder Services (“ISS”), a division of Risk Metrics Group, for legacy BB&T Asset Management (“BB&T AM) accounts until the current contract with ISS expires. At contract termination, all accounts will be voted according to the procedures stated above. ISS assists Sterling by monitoring proxies issued to clients, make vote recommendations, submit proxies in a timely matter and maintain the voting records.

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For those clients who have delegated voting authority to Sterling, the client’s custodian will be notified to route all proxy related material to ISS to vote the proxies in accordance with ISS’s standard guidelines. Although Sterling relies on ISS’s voting policies, Sterling reserves the right to reject any given recommendation if it is in the best interest of the client.

PROXY VOTING FOR FEEDER FUNDS

In addition, whenever a Sterling Capital Fund that is a feeder fund in a master-feeder arrangement (e.g., Sterling Capital Equity Index Fund) is requested to vote on a matter with respect to the master fund, such feeder fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s securities and vote such proxies only in accordance with such instructions, or vote the shares held by it in the same proportion as votes the master fund receives from other feeder funds.

PROXY VOTING FOR NEW/TRANSFER-IN-KIND/WRAP ACCOUNTS

When Sterling takes over management of a portfolio, the existing securities in the portfolio are sold. However, if the client was a shareholder of record on the execution date, Sterling may receive proxies for these securities. In these instances, Sterling may not vote such proxies. Proxies for companies that are no longer held in a client’s portfolio have no economic value. Sterling feels that the cost of voting these proxies outweighs any possible benefit to the client.

SECURITIES LENDING BY CLIENT

If a client lends securities, Sterling will vote the securities’ shares as reported to Broadridge by the client’s custodian.

[SAI -STR- 0213]

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PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(b)(1)	Amended and Restated Bylaws dated April 23, 2007 are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i) Amendment to Investment Advisory Agreement dated June 29, 2011 is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii) Amendment to Investment Advisory Agreement dated November 18, 2011 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii) Amendment to Investment Advisory Agreement dated November 20, 2012 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv) Form of Amendment to Investment Advisory Agreement dated November [__], 2012 is filed herewith.

(2)	Sub-Advisory Agreement between Sterling Capital Management LLC and Scott & Stringfellow, LLC, dated October 1, 2010, including Schedule A is incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(3)	Sub-Advisory Agreement between Sterling Capital Management LLC and BlackRock Advisors, LLC dated October 3, 2011, including Schedule A, is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No.77 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2011).

(e) (1)	Underwriting Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) dated April 23, 2007 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Amended and Restated Exhibit A to Underwriting Agreement dated February 1, 2010 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(ii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) effective July 1, 2010 is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(iii)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) effective October 1, 2010 is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(iv)	Amendment to Underwriting Agreement dated June 29, 2011 is incorporated by reference to Exhibit (e)(1)(iv) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(v)	Form of Amendment to Underwriting Agreement is incorporated by reference to Exhibit (e)(1)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(vi)	Amended and Restated Underwriting Agreement among Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC is incorporated by reference to Exhibit (e)(1)(vi) to Post-Effective Amendment No. 85 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2012) .

	(vii)	Amendment to Underwriting Agreement dated November 20, 2012 is incorporated by reference to Exhibit (e)(1)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(f)	Not applicable.

(g) (1)	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (formerly, Investor's Bank & Trust Company) is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A (filed November 17, 2000).

	(i)	Form of Amendment to the Custody Agreement is incorporated by reference to Exhibit (g)(1)(i) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(2)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 31, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

	(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

	(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

	(iii)	Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

	(iv)	Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(2)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(v)	Amendment to the Custody Agreement dated October 1, 2010 is incorporated by reference to Exhibit (g)(2)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

	(vi)	Amendment to the Custody Agreement dated February 1, 2011 is incorporated by reference to Exhibit (g)(2)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(vii)	Amendment to the Custody Agreement dated June 29, 2011 is incorporated by reference to Exhibit (g)(2)(vii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(viii)	Amendment to the Custody Agreement dated November 20, 2012 is incorporated by reference to Exhibit (g)(2)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(h) (1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(i)	Amendment to Administration Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(ii)	Amendment to Administration Agreement dated November 18, 2011 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(iii)	Amendment to Administration Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(iv)	Amendment to Administration Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

	(v)	Form of Amendment to Administration Agreement dated November [__], 2012 is filed herewith.

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC and BNY Mellon Investment Servicing (US) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(ii)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iii)	Amendment to Sub-Administration Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(iv)	Amendment to Sub-Administration Services Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(v)	Amendment to Sub-Administration Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(vi)	Amendment to Sub-Administration Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012)

(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(ii)	Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

	(iii)	AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

	(iv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(iv) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(v)	Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(v) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(vi)	Amendment to Transfer Agency and Blue Sky Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(vii)	Form of Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated by reference to Exhibit (h)(4)(vii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(viii)	Amendment to Transfer Agency and Blue Sky Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(4)(viii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(ix)	Amendment to Transfer Agency and Blue Sky Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012)..

(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(ii)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iii)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iv)	Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit No. (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

	(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

	(vi)	Amendment to Accounting Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(5)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(vii)	Amendment to Accounting Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(5)(vii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

	(viii)	Amendment to Accounting Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(5)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012)..

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(ii)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(iii)	Amendment to Compliance Support Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(6)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(iv)	Form of Amendment to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(v)	Form of Amended and Restated Exhibit A to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(vi)	Amendment to Compliance Support Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(6)(vi) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012)..

	(vii)	Amendment to Compliance Support Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(6)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012)..

(7)	Third Party Feeder Fund Agreement among Registrant (on behalf of the Sterling Capital Equity Index Fund), Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.) and Master Investment Portfolio dated April 19, 2007 is incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

	(i)	Amendment to the Third Party Feeder Fund Agreement dated July 1, 2008 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2008).

	(ii)	Amendment No. 2 to the Third Party Feeder Fund Agreement dated February 2, 2010 is incorporated by reference to Exhibit (h)(8)(ii) to Post-Effective Amendment No. 65 to the Registration Statement of the Registrant on Form N-1A (filed February 26, 2010).

	(8)	Form of Sub-Administration Agreement between Sterling Capital Management LLC and BlackRock Advisors, LLC is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(9)	Third Party Feeder Fund Agreement among Registrant (on behalf of the Sterling Capital International Index Fund), Sterling Capital Distributors, LLC, (formerly, Sterling Capital Distributors, Inc.) and Quantitative Master Series LLC, on behalf of Master International Index Series dated November 30, 2011 is incorporated by reference to Exhibit (h)(9)to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(i)	Opinion of Ropes & Gray LLP (to be filed by amendment).

(j)	(1)	Consent of Ropes & Gray LLP is filed herewith.

	(2)	Consent of KPMG LLP (to be filed by amendment).

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m) (1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(i)	Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

	(ii)	Amended and Restated Distribution and Shareholder Services Plan dated November 18, 2011 is incorporated by reference to Exhibit (m)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(iii)	Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012)..

	(iv)	Form of Amended and Restated Distribution and Shareholder Services Plan dated November 15, 2012 is filed herewith.

(n) (1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

	(i)	Amendment to Multiple Class Plan dated June 29, 2011 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

	(ii)	Amendment to Multiple Class Plan dated November 18, 2011 is incorporated by reference to Exhibit (n)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

	(iii)	Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012)

	(iv)	Amendment to Multiple Class Plan dated November 15, 2012 is filed herewith.

(p) (1)	Code of Ethics for Sterling Capital Funds dated November 8, 1994 and amended November 15, 2012 is filed herewith.

(2)	Code of Ethics for Sterling Capital Management LLC is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(3)	Code of Ethics for Scott & Stringfellow, LLC dated July 12, 2010 is incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on Form N-1A (filed April 15, 2011).

(4)	Code of Ethics of BlackRock, Inc. dated August 16, 2011 is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 76 to the Registration Statement of the Registrant on Form N-1A (filed November 2, 2011).

Item 29. Persons Controlled By or Under Common Control with Registrant

None.

Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:

“Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(1). The Trust maintains a directors and officers liability insurance policy. In addition, certain officers and the interested trustee are covered by BB&T Corporation's directors and officers liability insurance policy.

Item 31. Business and Other Connections of Investment Adviser

Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at Two Morrocroft Centre, 4064 Colony Road, Suite 300, Charlotte, NC 28211, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of December 31, 2011, Sterling Capital had approximately $34 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 1,800 financial centers in the Carolinas, Virginia, West Virginia, Kentucky, Georgia, Tennessee, Maryland, Florida, Alabama, Indiana, Texas, Nevada and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partners, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Director and Equity Analyst	Board of Directors of Bridges Investment Counsel, Inc.

Item 32. Principal Underwriter

(a)	Sterling Capital Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

1.	Sterling Capital Funds

(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Bruno S. DiStefano	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Ronald C. Berge	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None

Lisa S. Clifford	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Managing Director of Compliance	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nishant Bhatnagar	Three Canal Plaza, Suite 100, Portland, ME 04101	Assistant Secretary	None

Item 32(c) Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601

Attention: Secretary

(Registrant)

(2)	Sterling Capital Management LLC

Two Morrocroft Centre

4064 Colony Rd., Suite 300

Charlotte, NC 28211

Sterling Capital Management LLC

434 Fayetteville Street, 5th Floor

Raleigh, NC 27601

(Investment Adviser and Administrator for all Funds)

(3)	U.S. Bank National Association

425 Walnut Street, M.L. CN-OH-W6TC

Cincinnati, OH 45202

(Custodian)

(4)	State Street Bank & Trust Company (formerly Investor’s Bank & Trust)

John Hancock Tower

200 Clarendon Street

Boston, Massachusetts 02117-9130

(Custodian and Fund Accountant for Sterling Capital Equity Index Fund)

(5)	Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

(Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(6)	BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

(Fund Accountant, Transfer Agent, and Sub-Administrator)

(7)	Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.)

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

(Distributor)

Item 34. Management Services

None.

Item 35. Undertakings

The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant’s latest annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 89 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 29th day of November 2012.

STERLING CAPITAL FUNDS

/s/ E.G. Purcell, III

*E.G. Purcell, III

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 89 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ E.G. Purcell, III	President	November 29, 2012
*E.G. Purcell, III

/s/ James L. Roberts	Trustee	November 29, 2012
*James L. Roberts

/s/ Thomas W. Lambeth	Trustee	November 29, 2012
*Thomas W. Lambeth

/s/ James T. Gillespie	Treasurer	November 29, 2012
* James T. Gillespie

/s/ Douglas R. Van Scoy	Trustee	November 29, 2012
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	November 29, 2012
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	November 29, 2012
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	November 29, 2012
*Alexander W. McAlister

/s/ Alan G. Priest	Trustee	November 29, 2012
*Alan G. Priest

By: /s/ Thomas R. Hiller
Thomas R. Hiller

*	By Thomas R. Hiller, solely in his capacity as Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

E.G. Purcell, III, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ E.G. Purcell, III
E.G. Purcell, III

POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James L. Roberts
James L. Roberts

POWER OF ATTORNEY

Thomas Willis Lambeth, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Thomas Willis Lambeth
Thomas Willis Lambeth

POWER OF ATTORNEY

James T. Gillespie, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ James T. Gillespie
James T. Gillespie

POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Douglas R. Van Scoy
Douglas R. Van Scoy

POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Drew T. Kagan
Drew T. Kagan

POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Laura C. Bingham
Laura C. Bingham

POWER OF ATTORNEY

Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	/s/ Alexander W. McAlister
Alexander W. McAlister

POWER OF ATTORNEY

Alan G. Priest, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 1, 2012	/s/ Alan G. Priest
Alan G. Priest

EXHIBIT INDEX

(d)(1)(iv)	Form of Amendment to Investment Advisory Agreement

(h)(1)(v)	Form of Amendment to Administration Agreement

(j)(1)	Consent of Ropes & Gray LLP

(m)(1)(iv)	Form of Amended and Restated Distribution and Shareholder Services Plan

(n)(1)(iv)	Amendment to Multiple Class Plan

(p)(1)	Code of Ethics of Sterling Capital Funds